Registration No. 333-69852
 -------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6

                        POST-EFFECTIVE AMENDMENT NO. 1 TO

                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933


A.  MetLife Investors  Variable  Life  Account  Five
    (Exact  Name  of  Trust)

B.  MetLife Investors  Insurance  Company of California
    (Name  of  Depositor)

C.  22 Corporate Plaza Drive
    Newport Beach, CA 92660
    (Address of depositor's  principal  executive  offices)


D.  Name and complete address of agent for service:
    James A. Shepherdson III
    MetLife Investors  Insurance  Company of California
    22 Corporate Plaza Drive
    Newport Beach, CA 92660
    (800)  989-3752


    Copies  to:

    Richard C. Pearson            and   Stephen E. Roth
    Executive Vice President,           Sutherland Asbill & Brennan LLP
    General Counsel and Secretary       1275 Pennsylvania Avenue, N.W.
    MetLife Investors                   Washington, D.C. 20004-2415
    Insurance Company                   (202) 383-0100
    22 Corporate Plaza Drive
    Newport Beach, CA 92660

    and

    W. Thomas Conner
    Sutherland Asbill & Brennan LLP
    1275 Pennsylvania Avenue, N.W.
    Washington, D.C. 20004-2415
    (202) 383-0590

    It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)
    [X] on May 1, 2002 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (b)
    [ ] on (date) pursuant to paragraph (a) (1) of Rule 485
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


E. Flexible Premium Joint and Last Survivor Variable Life Insurance Policy and Flexible Premium Single Variable Life Insurance Policy
    (Title and amount of securities  being  registered)




                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item   Caption in Prospectus
------------  ------------------------------
1             The Variable Insurance Policy

2             Other Information; The Company
3             Not Applicable

4             Other Information

5             The Separate Account

6(a)          Not Applicable
 (b)          Not Applicable

7             Not Applicable

8             Not Applicable

9             Legal Proceedings

10            Purchases

11            Investment Options; Appendix B

12            Investment Options; Appendix B

13            Expenses

14            Purchases

15            Purchases

16            Investment Options; Appendix B

17            Access to Your Money

18            Access to Your Money

19            Reports to Owners

20            Not Applicable

21            Access to Your Money

22            Not Applicable

23            Not Applicable

24            Ownership

25            The Company

26            Expenses

27            The Company


28            The Company

29            The Company

30            The Company

31            Not Applicable

32            Not Applicable

33            Not Applicable

34            Not Applicable

35            The Company; Other Information

36            Not Applicable

37            Not Applicable

38            Other Information

39            Other Information

40            Not Applicable

41            Not Applicable

42            Not Applicable

43            Not Applicable

44            Purchases

45            Other Information

46            Access to Your Money

47            Not Applicable

48            Not Applicable

49            Not Applicable

50            Not Applicable

51            The Company; Purchases

52            Investment Options; Appendix B

53            The Separate Account

54            Not Applicable

55            Not Applicable

56            Not Applicable

57            Not Applicable

58            Not Applicable

59            Financial Statements


Flexible Premium Variable Life Insurance Policies

Joint and Last Survivor Policy and Single Life Policy

issued by

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
(formerly, Cova Financial Life Insurance Company)

METLIFE INVESTORS VARIABLE LIFE
ACCOUNT FIVE
(formerly, Cova Variable Life Account Five)

This prospectus describes the Flexible Premium Joint and Last Survivor Variable Life Insurance Policy (Joint and Last Survivor Policy) and the Flexible Premium Single Variable Life Insurance Policy (Single Life Policy) that we are offering. Our use of the word Policy in this Prospectus refers to both policies except where otherwise noted.

We have designed the Policy for use in estate and retirement planning and other insurance needs of individuals. The Policy provides for maximum flexibility by allowing you to vary your premium payments and to change the level of death benefits payable.

You, the policyowner, have a number of investment choices in the Policy. These investment choices include a General Account as well as the following 18 Investment Funds listed below which are offered through our Separate Account. When you purchase a Policy, you bear the complete investment risk. This means that the Accumulation Account Value of your Policy may increase and decrease depending upon the investment performance of the Investment Fund(s) you select. The duration of the Policy and, under some circumstances, the death benefit will increase and decrease depending upon investment performance.

Met Investors Series Trust (Class A):

                  Met/AIM Mid Cap Core Equity Portfolio
                  Met/AIM Small Cap Growth Portfolio
                  Janus Aggressive Growth Portfolio
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Growth and Income Portfolio
                  MFS Research International Portfolio
                  MFS Mid Cap Growth Portfolio
                  Oppenheimer Capital Appreciation Portfolio
                  PIMCO Innovation Portfolio
                  PIMCO Total Return Portfolio
                  PIMCO Money Market Portfolio
                  Met/Putnam Research Portfolio
                  State Street Research Concentrated International Portfolio Third Avenue Small Cap Value Portfolio

Metropolitan Series Fund, Inc. (Class A):

                  MetLife Stock Index Portfolio

New England Zenith Fund:

                  Davis Venture Value Series (Class A)
                  Harris Oakmark Focused Value Series (Class A)
                  Jennison Growth Series (Class A)

The SEC has not approved the Policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Joint and Last Survivor Policy and the Single Life Policy. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains information regarding registrants that file electronically with the Commission.

The Policy:

o    is not a bank deposit.

o    is not federally insured.

o    is not endorsed by any bank or government agency.

The Policy is subject to investment risk. You may be subject to loss of principal.


DATE: May 1, 2002

TABLE OF CONTENTS                                          Page

  SPECIAL TERMS

  SUMMARY
     The Variable Life Insurance Policy
     Purchases
     Investment Choices
     Expenses
     Death Benefit
     Taxes
     Access to Your Money
     Other Information
     Inquiries

PART I

  1. THE VARIABLE LIFE INSURANCE POLICY
     State Variations

  2. PURCHASES
     Application for a Policy
     Premiums
     Unscheduled Premiums
     Lapse and Grace Period
     Reinstatement
     Allocation of Premium
     Accumulation Account Value of Your Policy
     Method of Determining Accumulation Account Value
        of an Investment Fund
     Net Investment Factor
     Our Right to Reject or Return a Premium Payment

  3. INVESTMENT FUNDS
     Substitution and Limitations on Further Investments
     Transfers
     Dollar Cost Averaging
     Portfolio Rebalancing
     Approved Asset Allocation Programs

  4. EXPENSES
     Tax Charges
     Sales Charge
     Monthly Deduction
     Selection and Issue Expense Charge
     Monthly Policy Charge
     Monthly Cost of Insurance Charge
     Charges for Additional Benefit Riders
     Mortality and Expense Risk Charge
     Surrender Charge
     Transaction Charges
     Projection of Benefits and Values Charge
     Investment Fund Expenses

  5. DEATH BENEFIT
     Change of Death Benefit
     Change in Face Amount

  6. TAXES
     Life Insurance in General
     Taking Money Out of Your Policy

  7. ACCESS TO YOUR MONEY
     Policy Loans
     Loan Interest Charged
     Security
     Repaying Policy Debt
     Partial Withdrawals
     Pro-Rata Surrender
     Full Surrenders

  8. OTHER INFORMATION
     The General Account
     MetLife Investors
     Distribution
     The Separate Account
     Suspension of Payments or Transfers
     Ownership
     Adjustment of Charges

PART II

     Executive Officers and Directors
     Voting
     Disregard of Voting Instructions
     Legal Matters
     Misstatement of Age or Sex and Corrections
     Conversion Rights
     Our Right to Contest
     Additional Benefits
     Federal Tax Status
        Introduction
        Diversification
        Investor Control
        Tax Treatment of the Policy
        Policy Proceeds
        Tax Treatment of Loans and Surrenders
        Multiple Policies
        Continuation of Policy Beyong Age 100
        Tax Treatment of Policy Split
        Tax Treatment of Assignments
        Qualified Plans
        Income Tax Withholding
        Business Uses of the Policy
        Other Tax Considerations
        Possible Tax Law Changes
     Reports to Owners
     Legal Proceedings
     Experts
     Financial Statements


APPENDIX A -
Illustration of Policy Values                               A-1

APPENDIX B -
Participating Investment Funds                              B-1

SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of these terms and provided you with a definition.

Accumulation Account Value -- The total of the amounts credited to the Owner in the Account, the Separate Account, and the loan amount.

Attained Age -- The Issue Age of an Insured plus the number of completed Policy years.

Beneficiary -- The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Insured's death with respect to the Single Life Policy or, in the event of the Last Insured's death with respect to the Joint and Last Survivor Policy. A Beneficiary may be changed as set forth in the Policy and this prospectus.

Cash Surrender Value -- The Accumulation Account Value of a Policy on the date of surrender, less any Indebtedness, less any unpaid selection and issue expense charge due for the remainder of the first Policy year for the initial Face Amount (and, for the Single Life Policy, any increase in Face Amount), less any unpaid monthly Policy charge due for the remainder of the first Policy year, and less any surrender charge.

Face Amount -- The minimum death benefit under the Policy so long as the Policy remains in force before the Insured's Attained Age 100 with respect to the Single Life Policy or, with respect to the Joint and Last Survivor Policy, before the younger Insured's Attained Age 100.

General Account -- Our assets other than those allocated to the Separate Account or any other separate account.

Indebtedness -- The sum of all unpaid Policy loans and accrued interest on loans.

Insureds -- The person or persons whose life (lives) are insured under the Policy.

Investment Funds -- Investments within the Separate Account which we make available under the Policy.

Investment Start Date -- The date the initial premium is applied to the General Account and/or the Investment Funds. This date is the later of the Issue Date or the date the initial premium is received at our Service Office.

Issue Age -- The age of each Insured at his or her nearest birthday as of the Issue Date.

Issue Date -- The date as of which insurance coverage begins under a Policy. It is also the date from which Policy anniversaries, Policy years, and Policy months are measured. It is the Effective Date of coverage under the Policy.

Last Insured -- The Insured whose death succeeds the death of all other Insureds under the Joint and Last Survivor Policy.

Loan Account -- The account of MetLife Investors to which amounts securing Policy Loans are allocated. The Loan Account is part of MetLife Investors' General Account.

Loan Subaccount -- A Loan Subaccount has been established for the General Account and for each Investment Fund. Any Accumulation Account Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Accumulation Account Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

Monthly Anniversary -- The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Premium -- The premium paid, less the premium tax charge, less the Federal tax charge, less the sales charge.

Owner -- The owner of a Policy, as designated in the application or as subsequently changed.

Policy -- The Joint and Last Survivor Policy or the Single Life Policy offered by us and described in this prospectus.

Pro-Rata Surrender -- A requested reduction of both the Face Amount and the Cash Value by a given percentage.

Separate Account -- MetLife Investors Variable Life Account Five (formerly, Cova Variable Life Account Five), a separate investment account established by MetLife Investors to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by you to provide variable benefits.

Service Office - MetLife Investors Insurance Company of California, P.O. Box 355, Warwick, Rhode Island 02887-0355 (877) 357-4419.

Target Premium -- A premium calculated when a Policy is issued, based on the Insured's age with respect to the Single Life Policy (or the Insureds' joint age with respect to the Joint and Last Survivor Policy), sex (except in unisex policies) and risk class. The Target Premium is used to calculate the first year's premium expense charge, the surrender charge, and agent compensation under the Policy.

Valuation Date -- Each day that the New York Stock Exchange (NYSE) is open for trading and MetLife Investors is open for business. MetLife Investors is open for business every day that the NYSE is open for trading.

Valuation Period -- The period between two successive Valuation Dates, commencing at the close of the NYSE (usually 4:00 p.m. Eastern Standard Time) on a Valuation Date and ending with the close of the NYSE on the next succeeding Valuation Date.

The prospectus is divided into three sections: the Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Part II contains even more detailed information.

SUMMARY

1. THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the Owner, and us, an insurance company. The Policy provides for the payment of a death benefit to your selected Beneficiary upon the death of the person insured with respect to the Single Life Policy or, with respect to the Joint and Last Survivor Policy, the death of both of the persons insured. This death benefit is distributed free from Federal income taxes. The Policy can be used as part of your estate planning or used to save for retirement. The Insured(s) is (are) the person(s) you choose to have (their lives) insured under the Policy. You, the Owner, can be the Insured with respect to the Single Life Policy, or, with respect to the Joint and Last Survivor Policy, one of the Insureds, but you do not have to be.

There are two Policies described in this prospectus. One is a flexible premium joint and last survivor variable life insurance policy. The other is a flexible premium single variable life insurance policy. Our use of the word Policy in this prospectus refers to both policies except as noted. The Policy is "flexible" because:

o    the frequency and amount of premium payments can vary;

o    you can choose between death benefit options; and

o    you can change the amount of insurance coverage.

The Policy is "variable" because the Accumulation Account Value of your Policy, when allocated to the Investment Funds, may increase or decrease depending upon the investment results of the selected Investment Funds. The duration of your Policy may vary, and under certain circumstances, so may your death benefit.

So long as the Insured with respect to the Single Life Policy, or either Insured with respect to the Joint and Last Survivor Policy, is alive, you can surrender the Policy for all or part of its Cash Surrender Value. You may also obtain a Policy loan, using the Policy as security. We will pay a death benefit when the Insured dies with respect to the Single Life Policy (or, with respect to the Joint and Last Survivor Policy, when the Last Insured dies). (See "Federal Tax Status.")

We make available a number of riders to meet a variety of your estate planning needs. The minimum face amount of insurance that we offer is $50,000 with respect to the Single Life Policy or, with respect to the Joint and Last Survivor Policy, $100,000.

2. PURCHASES

You purchase the Policy by completing the proper forms. Your registered representative can help you. In some circumstances, we may contact you for additional information regarding the Insured(s). We may require (each of) the Insured(s) to provide us with medical records, a physician's statement or a complete paramedical examination.
The minimum initial premium we accept is computed for you based on the Face Amount you request. The Policy is designed for the payment of subsequent premiums. You can establish planned annual premiums. The minimum subsequent premium that we accept is $10.

3. INVESTMENT CHOICES

You can put your money in our General Account or in any or all of the Investment Funds. A brief description of the Investment Funds is contained in Appendix B and a detailed description of the Investment Funds, their investment policies, restrictions, risks, and charges is contained in the prospectuses for each Investment Fund. You should read the Fund prospectuses carefully.

4. EXPENSES

We make certain deductions from your premiums, your Accumulation Account Value and from the Investment Funds. These deductions are made for taxes, mortality and expense risks, administrative expenses, sales charges, the cost of providing life insurance protection and for the cost associated with the management and investment operations of the Investment Funds. These deductions are summarized as follows:

o Deductions from each premium payment.

Tax Charges. We currently deduct 1.3% of each premium payment to pay the Federal tax charge. We also deduct a premium tax charge to pay the state and local premium taxes. We currently deduct an amount equal to 2% of premium payments (which may be lower in certain circumstances) to cover this premium tax.

Sales Charge. The Sales Charge is also referred to as the percent of premium charge.

The current Sales Charge is determined as follows:

(1) 5% of the actual premium you pay during the first ten Policy years; and

(2) 2% of the actual premium you pay in the 11th Policy year and later.

The Sales Charge is guaranteed not to exceed the following:

(1) in the first Policy year, 15% of the amount you pay up to the Target Premium, and 5% of the amount you pay over the Target Premium;

(2)  in the 2nd through 10th Policy years, 5% of the actual premium you pay; and

(3)  in the 11th Policy year and later, 2% of the actual premium you pay.

o Monthly deductions from your Accumulation Account Value.

Selection and Issue Expense Charge. During the first 10 Policy years and, for the Single Life Policy, the first 10 Policy years following any increase in Face Amount, we assess a charge of up to 1% per $1000 of the Initial Face Amount (and, for the Single Life Policy, any increase in Face Amount). This charge varies by Issue Age, risk class and sex (except in unisex policies) of the Insured(s).

Monthly Policy Charge. This charge is equal to $25 per month for the first Policy year, and $6 per Policy month thereafter. This amount is deducted from the Accumulation Account Value of your Policy on the Investment Start Date and each Monthly Anniversary date.

Monthly Cost of Insurance Charge. This amount is deducted monthly from your Accumulation Account Value on the Investment Start Date and each Monthly Anniversary date. The amount of the deduction varies with the age, sex (except in unisex policies), risk class of the Insured(s), duration, and the amount of death benefit at risk.

Charges for Additional Benefit Riders. On each Monthly Anniversary date, the amount of the charge, if any, for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.

o Deductions from the Investment Funds.

Mortality and Expense Risk Charge.

The risk charge is deducted on each Valuation Date, based on the average daily net assets of each Investment Fund for each day in the Valuation Period, and depends on the number of years your Policy has been in force. The current risk charge is as follows:


                   Daily Charge                Annual
     Years         Factor                     Equivalent
    --------       ------------------       --------------
     1-10              .0015027%                  0.55%
     11-20             .0006841%                  0.25%
     21+               .0001370%                  0.05%

This deduction is guaranteed not to increase above the amounts shown below while the Policy is in force.

                   Daily Charge                 Annual
     Years         Factor                     Equivalent
    --------       ------------------       --------------
     1-10              .0015027%                  0.55%
     11-20             .0012301%                  0.45%
     21+               .0009572%                  0.35%


Investment Fund Expenses
Annual Fund Operating Expenses for the period ending December 31, 2001 (as a percentage of average net assets)




                                                                                                             Total Annual
                                                                                                             Fund Expenses
                                                     Management Fees        Other Fund Expenses      (after expense reimbursement
                                                   (after fee waiver       (after reimbursement          and/or fee waiver for
Investment Funds                                for certain portfolios)   for certain portfolios)         certain portfolios)
------------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (Class A) (1)

             Met/AIM Mid Cap Core Equity Portfolio                .00%              .90%                        .90%
             Met/AIM Small Cap Growth Portfolio                   .00%             1.05%                       1.05%
             Janus Aggressive Growth Portfolio                    .00%              .85%                        .85%
             Lord Abbett Bond Debenture Portfolio                 .58%              .12%                        .70%
             Lord Abbett Growth and Income Portfolio              .59%              .05%                        .64%
             MFS Research International Portfolio                 .00%             1.00%                       1.00%
             MFS Mid Cap Growth Portfolio                         .00%              .80%                        .80%
             Oppenheimer Capital Appreciation Portfolio           .00%              .75%                        .75%
             PIMCO Innovation Portfolio                           .00%             1.10%                       1.10%
             PIMCO Total Return Portfolio                         .00%              .65%                        .65%
             PIMCO Money Market Portfolio                         .00%              .50%                        .50%
             Met/Putnam Research Portfolio                        .00%              .85%                        .85%
             State Street Research Concentrated                   .00%             1.10%                       1.10%
              International Portfolio
             Third Avenue Small Cap Value Portfolio*              .00%              .95%                        .95%

METROPOLITAN SERIES FUND, INC. (Class A)

             MetLife Stock Index Portfolio                        .25%             .06%                         .31%


NEW ENGLAND ZENITH FUND
             Davis Venture Value Series (Class A)                 .75%             .08%                         .83%
             Harris Oakmark Focused Value Series (Class A)        .75%             .12%                         .87%
             Jennison Growth Series (Class A)*                    .67%             .09%                         .76%

*This Investment Fund becomes available for allocations of premium payments and/or transfers of Accumulation Account Value on or about July 31, 2002.

(1) Met Investors Advisory Corp. (now Met Investors Advisory, LLC) ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least through April 30, 2003, the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .90% for the Met/AIM Mid Cap Core Equity Portfolio; 1.05% for the Met/AIM Small Cap Growth Portfolio; .85% for the Janus Aggressive Growth Portfolio; .70 for the Lord Abbett Bond Debenture Portfolio; .65% for the Lord Abbett Growth and Income Portfolio; 1.00% for the MFS Research International Portfolio; .80% for the MFS Mid Cap Growth Portfolio; .75% for the Oppenheimer Capital Appreciation Portfolio; 1.10% for the PIMCO Innovation Portfolio; .65% for the PIMCO Total Return Portfolio; .50% for the PIMCO Money Market Portfolio; .85% for the Met/Putnam Research Portfolio; 1.10% for the State Street Research Concentrated International Portfolio; and .95% for the Third Avenue Small Cap Value Portfolio.

Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. Absent these expense reimbursement arrangements, the total annualized percentage portfolio expenses for the year ending December 31, 2001 were: 6.93% for the Met/AIM Mid Cap Core Equity Portfolio; 4.97% for the Met/AIM Small Cap Growth Portfolio; 3.78% for the Janus Aggressive Growth Portfolio; .72% for the Lord Abbett Bond Debenture Potfolio; 5.08% for the MFS Research International Portfolio; 2.35% for the MFS Mid Cap Growth Portfolio; 2.96% for the Oppenheimer Capital Appreciation Portfolio; 3.97% for the PIMCO Innovation Portfolio; 1.15% for the PIMCO Total Return Portfolio; 2.17% for the PIMCO Money Market Portfolio; 1.69% for the Met/ Putnam Research Portfolio; 5.44% for the State Street Research Concentrated International Portfolio; and 1.70% for the Third Avenue Small Cap Value Portfolio. Third Avenue Small Cap Value Portfolio has not commenced operations and portfolio expenses are estimated for the year ended December 31, 2002.


o Deductions for surrenders, partial withdrawals and transfers.

Surrender Charge. A Surrender Charge may be deducted in the event you make a full or partial withdrawal of your Policy. If you surrender your Policy or let it lapse during the first ten Policy years and, for the Single Life Policy, for up to ten years following the effective date of any increase in Face Amount, we will keep part of the Accumulation Account Value of your Policy to help us recover the costs of selling and issuing the Policy.

The Surrender Charge is 45% of the Target Premium if you surrender the Policy or let it lapse during the first five Policy years. Afterwards, the amount of the Surrender Charge goes down each month. After the 10th Policy year (or after 10 years following the effective date of any increase in Face Amount for the Single Life Policy) there is no charge. A Surrender Charge will apply to any decrease in Face Amount. The Surrender Charge for any increase in Face Amount is the Target Annual Premium for that increase multiplied by the applicable Surrender Charge.

There is a table in your Policy that shows the amount of the Target Premium and the percentage of the Surrender Charge for each month.

If you make a partial withdrawal from your Policy, we will charge a pro-rated portion of the Surrender Charge. There may also be a Partial Withdrawal Fee charged.

Partial Withdrawal Fee and Transfer Fee. The first 12 requested transfers or partial withdrawals in a Policy year are free. For each partial withdrawal or transfer in excess of 12 in a Policy year, there is a fee assessed which is equal to $25.


5. DEATH BENEFIT

The amount of the death benefit depends on:

o    the Face Amount of your Policy;

o the death benefit option in effect at the time of the Insured's death with respect to the Single Life Policy (or, with respect to the Joint and Last Survivor Policy, the Last Insured's death); and

o    under some circumstances the Accumulation Account Value of your Policy.

There are three death benefit options: Option A, Option B and Option C. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or the Accumulation Account Value of your Policy on the date of the Insured's death with respect to the Single Life Policy (or on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy)multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount in effect plus the Accumulation Account Value of your Policy on the date of the Insured's death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy),or the Accumulation Account Value of your Policy on the date of the Insured's death multiplied by the applicable factor. Under this option, the amount of the death benefit is variable (but will never be less than the Face Amount).

If death benefit Option C is in effect, the death benefit is the greater of your total Face Amount in effect or the Accumulation Account Value on the date of the Insured's death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy) multiplied by an Attained Age factor.

So long as the Policy remains in force, prior to the Insured's Attained Age 100 with respect to the Single Life Policy (or the younger Insured's Attained Age 100 with respect to the Joint and Last Survivor Policy), the minimum death benefit will be at least the current Face Amount.

Under certain circumstances you can change death benefit options. You can also change the Face Amount under certain circumstances. Changes to the death benefit or Face Amount may have tax consequences.

At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the death proceeds. You can change your Beneficiary unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.


6. TAXES

Your Policy has been designed to comply with the definition of a life insurance contract in the Internal Revenue Code. However, there is little guidance and considerable uncertainty as to how the definition applies to the Policies, particularly those issued on a substandard risk basis and those that are Joint and Last Survivor Policies, and we do not guarantee the tax status of the Policies. Assuming that your Policy satisfies the definition, the death proceeds paid under the Policy should be excludable from the gross income of your Beneficiary. However, estate taxes may apply. Any earnings in your Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.


7. ACCESS TO YOUR MONEY

You can terminate your Policy at any time during the lifetime of the Insured with respect to the Single Life Policy (or the lifetime of either Insured with respect to the Joint and Last Survivor Policy) and we will pay you the Cash Surrender Value of your Policy. At any time during (either of) the Insured(s)' lifetime(s) and before the Policy has terminated, you may withdraw a part of your Accumulation Account Value subject to the requirements of the Policy. When you terminate your Policy or make a partial withdrawal, a surrender charge and partial withdrawal fee may be assessed.

You can also borrow against the Accumulation Account Value of your Policy.

Accessing your money may have tax consequences.



8. OTHER INFORMATION

Free Look. You can cancel the Policy within 20 days after you receive it or the 45th day after you sign your application, whichever period ends later. We will refund all premiums paid. In the state of California, if you are 60 years or older on the Issue Date, you can cancel your Policy within 30 days after you receive it in which case we will refund your Policy's Accumulation Account Value plus any fees and charges (i.e., premium tax charge, Federal tax charge, selection and issue expense charge, cost of insurance, monthly Policy charge, percent of premium charge, and mortality and expense risk charge) deducted from the Accumulation Account Value as of the day we receive your returned Policy. Upon completion of the underwriting process, we will allocate your initial Net Premium to the Money Market Fund until the reallocation date, which occurs upon the expiration of the free look period. After that, we will invest your Policy's Accumulation Account Value and any subsequent premiums as you requested.

Under the Single Life Policy, you can also cancel an increase in Face Amount within 20 days after you receive the new Policy specifications page for the increase (or whatever period is required in your state) or the 45th day after you sign the application for the increase, whichever period ends later. The monthly deductions associated with the increase will be restored to the Policy's Accumulation Account Value. This amount will be allocated to the General Account and the Investment Funds in the same manner as it was deducted. The request to cancel the increase must be in writing.

Who Should Purchase the Policy? The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the Investment Funds. The Policy offers the following to individuals:

o    create or conserve one's estate;

o    supplement retirement income; and

o    access to funds through loans and surrenders.

If you currently own a variable life insurance policy on the life of (one of) the Insured(s), you should consider whether the purchase of the Policy is appropriate.

Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life of (one of) the Insured(s), or whether the Policy should be purchased through the use of loan proceeds from an existing policy.

Additional Features. The following additional features are offered:

o you can arrange to have a regular amount of money automatically transferred from the PIMCO Money Market Portfolio to selected Investment Funds each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o you can arrange to automatically readjust your Accumulation Account Value between Investment Funds periodically to keep the allocation you select. We call this feature Portfolio Rebalancing.

o we also offer a number of additional riders that are common to life insurance policies.

These features and riders may not be available in your state and may not be suitable for your particular situation.


9. INQUIRIES

If you need more information about purchasing a Policy, please contact us at:

   MetLife Investors Insurance Company of California
   22 Corporate Plaza Drive
   Newport Beach, CA 92660
   (866) 901-0002

If you need Policyowner service (such as changes in Policy information, inquiry into Policy values, payment of premiums, to make a loan, and any other services), please contact us at our Service Office:

   MetLife Investors Insurance Company of California
   P.O. Box 355
   Warwick, Rhode Island 02887-0355
   (877) 357-4419

PART I

1.   THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the Owner, and us, an insurance company. This kind of Policy is most commonly used for retirement planning and/or estate planning.

The Policy provides for life insurance coverage on the Insured(s). It has an Accumulation Account Value, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance Policy, the value of your Policy will increase or decrease depending upon the investment experience of the Investment Funds you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying Investment Funds. To the extent you select any of the Investment Funds, you bear the investment risk. If your Accumulation Account Value less any loans, loan interest accrued, unpaid selection and issue charge due for the remainder of the first Policy year, and surrender charges and any partial withdrawal fee is insufficient to pay the monthly deductions, the Policy may terminate.

Because the Policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named Beneficiary. When (both of) the Insured(s) die(s), the death proceeds are paid to your Beneficiary which should be excludable from the gross income of the Beneficiary. The tax-free death proceeds make this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the Policy, make a total surrender or a partial withdrawal. (See "Federal Tax Status.")

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. The Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure any exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

2.   PURCHASES

Application for a Policy

In order to purchase a Policy, you must submit an application to us that requests information about (both of) the proposed Insured(s). In some cases, we will ask for additional information. We may request that the proposed Insured(s) provide us with medical records, a physician's statement or possibly require other medical tests.

Premiums

Before coverage begins under a Policy, the application and the premium must be in good order as determined by our administrative rules. You may receive a copy of a Policy before that time for examination but there will be no coverage. Each premium after the initial premium must be at least $10. All premiums must be paid at our Service Office. The Policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

You can establish a schedule of planned premiums. We will send you billing notices for these premium payments. A failure to pay such a premium payment will not itself cause the Policy to lapse. However, at the end of the first Policy year, your total premium payments must be greater than or equal to the minimum initial annual premium amount as shown on the specifications page of your Policy.

Unscheduled Premiums

You can make additional unscheduled premium payments at any time while the Policy is in force. However, in order to preserve the favorable tax status of the Policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the Internal Revenue Code.

If MetLife Investors receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then MetLife Investors reserves the right to:

(1)  refuse that premium payment, or

(2)  require additional evidence of insurability before it accepts the premium.

Premiums can not be paid after the Insured attains age 100 with respect to the Single Life Policy, or after the younger Insured attains age 100 with respect to the Joint and Last Survivor Policy.

Lapse and Grace Period

During the first 5 Policy years, your Policy will not lapse if the Cash Surrender Value of your Policy is insufficient to pay for the monthly deductions when:

o the sum of all premiums paid on the Policy (reduced by any partial withdrawals and any outstanding loan balance) is at least equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date.

The No Lapse Monthly Premium is one twelfth of the No Lapse Annual Premium, which can be found on the specifications page of your Policy. The No Lapse Monthly Premium amount is found on the specifications page of your Policy. This amount may be modified if you change your Face Amount, make a change in the premium class of the Insured(s) within 5 years of the Issue Date, or if there is an addition or deletion of a rider.

After the first 5 Policy years, lapse will occur if:

o    the Cash Surrender Value is not sufficient to cover the monthly  deduction;
     and

o    a grace period expires without a sufficient premium payment.

When a Policy is about to terminate, the Policy provides a grace period in order for you to make a premium payment or a loan repayment to keep your Policy in force. The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value is insufficient to meet the next monthly deduction. We will notify you and any assignee of record of the amount of additional premium that must be paid to keep the Policy from terminating. If we do not receive the required amount within the grace period, the Policy will lapse and terminate without Accumulation Account Value. Please refer to your Policy.

If the Insured with respect to the Single Life Policy (or Last Insured with respect to the Joint and Last Survivor Policy) dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.

Reinstatement

If your Policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your Policy you must:

o    submit a written request for reinstatement;

o submit proof satisfactory to us that the Insured is still insurable with respect to the Single Life Policy (or that both of the Insureds are still insurable with respect to the Joint and Last Survivor Policy) at the risk class that applies for the latest Face Amount portion then in effect (with respect to the Joint and Last Survivor Policy, if only one Insured is alive on the date the Policy lapsed, you need only submit proof for the living Insured);

o pay a Net Premium large enough to cover the monthly deductions that were due at the time of lapse and 2 times the monthly deduction due at the time of reinstatement; and

o pay an amount large enough to cover any loan interest due and unpaid at the time of lapse.

The reinstatement date is the date we approve the application for reinstatement. The Accumulation Account Value of your Policy on the reinstatement date is equal to:

o    the amount of any Policy loan reinstated;

o increased by the Net Premiums paid at reinstatement, any Policy loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse;

o decreased by any monthly deductions and loan interest due and unpaid at the time of lapse.

Upon reinstatement:

o The Surrender Charge at the time of reinstatement will be the Surrender Charge in effect at the time of lapse. If only a portion of the coverage is reinstated then only the applicable portion of the Surrender Charge will be reinstated, and the Accumulation Account Value following reinstatement will be increased by the applicable portion of the Surrender Charge imposed at the time of lapse.

o Following reinstatement, the No-Lapse Period provision will again be applicable for 5 Policy years if sufficient premium is paid so that, as of the effective date of reinstatement, the sum of all premiums paid (reduced by any partial withdrawals and any outstanding loans), is greater than the No-Lapse Monthly Premiums multiplied by the number of elapsed months since the Issue Date.

The Policy may not be reinstated if it has been surrendered or if the Insured, with respect to the Single Life Policy, or an Insured who was living at the time of lapse with respect to the Joint and Last Survivor Policy, dies before the reinstatement date. If a Policy is to be reinstated, it must be done prior to the Insured's (with respect to the Single Life Policy), or the younger Insured's (with respect to the Joint and Last Survivor Policy), Attained Age 100. There will be a full monthly deduction for the Policy month which includes the reinstatement date.

Allocation of Premium

When we receive a premium from you, we deduct:

o    a Tax Charge for premium taxes and Federal taxes; and

o    a Sales Charge.

The premium less these charges is referred to as the Net Premium. Your Net Premium is allocated to the General Account or one or more of the Investment Funds, as selected by you.

When we issue you a Policy, we automatically allocate your initial Net Premium (and any other Net Premium received during the free look period) to the PIMCO Money Market Portfolio. Once the free look period expires, the Accumulation Amount of your Policy is allocated to the General Account and/or the Investment Funds in accordance with your selections requested in the application. For any chosen allocation, the percentages must be in whole numbers and currently, our practice is to require that a minimum percentage of 1% of Net Premium be allocated. This allocation is not subject to the transfer fee provision.

Accumulation Account Value of Your Policy

The Accumulation Account Value equals the sum of the amounts in the General Account, the Investment Funds you have selected, and the Loan Account.

Please see your Policy for information regarding the method we use to determine the Accumulation Account Value of premium allocated to the General Account.

Method of Determining Accumulation Account Value of an Investment Fund

The value of your Policy will go up or down depending upon the investment performance of the Investment Fund(s) you choose and the charges and deductions made against your Policy.

The Accumulation Account Value of the Investment Funds is determined for each Valuation Period. When we apply your initial premium to an Investment Fund, the Accumulation Account Value equals the Net Premium allocated to the Investment Fund,minus the monthly deduction(s) due from the Issue Date through the Investment Start Date. Thereafter, on each Valuation Date, the Accumulation Account Value in an Investment Fund will equal:

(1) The Accumulation Account Value in the Investment Fund on the preceding Valuation Date, multiplied by the Investment Fund's Net Investment Factor (defined below) for the current Valuation Period; plus

(2) Any Net Premium payments received during the current Valuation Period which are allocated to the Investment Fund; plus

(3) Any loan repayments allocated to the Investment Fund during the current Valuation Period; plus

(4) Any amounts transferred to the Investment Fund from the General Account or from another Investment Fund during the current Valuation Period; plus

(5) That portion of the interest credited on outstanding loans which is allocated to the Investment Fund during the current Valuation Period; minus

(6) Any amounts transferred plus any transfer charges from the Investment Fund to the General Account, Loan Account, or to another Investment Fund during the current Valuation Period (including any transfer charges); minus

(7) Any partial withdrawals from the Investment Fund during the current Valuation Period; minus

(8) Any withdrawal due to a Pro-Rata Surrender from the Investment Fund during the current Valuation Period; minus

(9) Any withdrawal transaction charge or surrender charges incurred during the current Valuation Period attributed to the Investment Fund in connection with a partial withdrawal or pro-rata surrender; minus

(10) If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Investment Fund during the current Valuation Period to cover the Policy month which starts during that Valuation Period.

Net Investment Factor

The Net Investment Factor measures the investment performance of an Investment Fund during a Valuation Period. The Net Investment Factor for each Investment Fund for a Valuation Period is calculated as follows:

(1)  The value of the assets at the end of the preceding Valuation Period; plus

(2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4) Any amount charged against each Investment Fund for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by us to be properly attributable to the Investment Funds, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Investment Fund; minus

(5) The mortality and expense risk charge equal to a percentage of the average net assets for each day in the Valuation Period. This charge, for mortality and expense risks, is determined by the length of time the Policy has been in force. The current charge is as follows:


     Policy        Percentage of            Effective
     Years         Avg. Daily Net Assets    Annual Rate
    ----------    ----------------------   ----------------
      1-10               0.0015027               0.55%
      11-20              0.0006841               0.25%
      21+                0.0001370               0.05%

The guaranteed charge is as follows:


                   Percentage of             Effective
     Years         Avg. Daily Net Assets     Annual Rate
    --------      ----------------------   ----------------
     1-10              .0015027%                0.55%
     11-20             .0012301%                0.45%
     21+               .0009572%                0.35%


     divided by

(6)  The value of the assets at the end of the preceding Valuation Period.


Our Right to Reject or Return a Premium Payment

In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a Policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the Policy to return any premiums paid which we have determined will cause the Policy to fail as life insurance. We also have the right to make changes in the Policy or to make a distribution to the extent we determine this is necessary to continue to qualify the Policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your Policy to become a Modified Endowment Contract (MEC) we will contact you prior to applying the premium to your Policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums. (See "Federal Tax Status" for further discussion of the Policy's qualification as a life insurance contract under the Code and the consequences of being a MEC.) If mandated under other applicable federal or state law, we also may be required to return a premium payment.

3.   INVESTMENT FUNDS

There are currently 18 Investment Funds available in connection with the Policy we are offering here. The Investment Funds are offered through one of three open-end, diversified management investment companies: (1) Met Investors Series Trust, (2) Metropolitan Series Fund, Inc. and (3) New England Zenith Fund.

Purchasers should read this prospectus carefully before investing. Copies of the prospectuses for the Investment Funds will accompany or precede the delivery of your Policy. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company of California, Service Office, P.O. Box 355, Warwick, RI 02887-0355, (877) 357-4419. Certain portfolios contained in the Fund prospectuses may not be available with your Policy. (See Appendix B which contains a summary of investment objectives and strategies for each Investment Fund.)

The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Funds have the same investment advisers.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following is a list of the Investment Funds and investment managers available under the Policy:

MET INVESTORS SERIES TRUST (Class A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory Corp (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following Class A portfolios are available under the Policy:

         o   Met/AIM Mid Cap Core Equity Portfolio
         o   Met/AIM Small Cap Growth Portfolio
         o   Janus Aggressive Growth Portfolio
         o   Lord Abbett Bond Debenture Portfolio
         o   Lord Abbett Growth and Income Portfolio
         o   MFS Research International Portfolio
         o   MFS Mid Cap Growth Portfolio
         o   Oppenheimer Capital Appreciation Portfolio
         o   PIMCO Innovation Portfolio
         o   PIMCO Total Return Portfolio
         o   PIMCO Money Market Portfolio
         o   Met/Putnam Research Portfolio
         o   State Street Research Concentrated International Portfolio
         o   Third Avenue Small Cap Value Portfolio*

METROPOLITAN SERIES FUND, INC. (Class A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) an affiliate of MetLife Investors, is the investment adviser to the portfolio. Metropolitan Life Insurance Company is the sub-investment manager for MetLife Stock Index Portfolio. The following Class A portfolio is available under the Policy:

         o   MetLife Stock Index Portfolio

NEW ENGLAND ZENITH FUND (Class A)

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the Policy:

         o   Davis Venture Value Series
         o   Harris Oakmark Focused Value Series
         o   Jennison Growth Series*

*This Investment Fund becomes available for allocations of premium payments and/or transfers of Accumulation Account Value on or about July 31, 2002.

Shares of the Investment Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Investment Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

We (or our affiliates) may enter into certain arrangements under which we are reimbursed by the Investment Funds' advisers, distributors and/or affiliates for the administrative, distribution and other services which we provide to the Funds. The amount of these reimbursements (which may include the payment of 12b-1 fees) is based upon a precentage of the assets of the Investment Fund attributable to the Policy and other contracts issued by us. Some advisers, distributers, and/or affiliates may pay us more than others, and the amount we receive may be significant. These advisers, distributors, and/or affiliates may be our affiliates.

Substitution and Limitations on Further Investments

We may, without your consent, add additional Investment Funds that may have different fees and expenses. You may be permitted to allocate additional premium payments and/or transfer Accumulation Account Value to the additional Investment Fund(s). However, the right to make any allocation or transfer will be limited by any terms and conditions in effect at the time of the allocation or transfer.

We may, without your consent, substitute one or more of the Investment Funds you have selected with another Investment Fund that may have different fees and expenses. We will not do this without any necessary approval of the Securities and Exchange Commission. We may also, without your consent, limit further investment in an Investment Fund.

In addition, we may decide to operate the Separate Account as a management company under the Investment Company Act of 1940, deregister the Separate Account under that Act in the event registration is no longer required, combine the Separate Account with other separate accounts, or transfer Separate Account assets to other separate accounts.

Transfers

At your request to our Service Office, we will transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to and from the General Account (subject to restrictions). The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500), or the total value in an Investment Fund or the General Account. You can make twelve transfers or partial withdrawals in a Policy year without charge. We currently charge a transfer fee of $25 for additional transfers in a Policy year.

The maximum amount you can transfer from the General Account in any Policy year is the greater of:

(a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy year, or

(b) the previous Policy year's General Account maximum withdrawal amount, not to exceed the total Cash Surrender Value of the Policy.

Transfers resulting from Policy loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy year.

We have not designed this Policy or the underlying Investment Funds for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. If it appears that there is a pattern of exchanges that coincides with a "market timing" strategy and is disruptive to the Investment Funds, the transfer will be refused. Policies under common ownership or control may be aggregated for purposes of transfer limits. We will coordinate with the Fund managers to restrict the transfer privilege or reject any specific premium allocation request for any person, if, in the Investment Fund manager's judgment, the Investment Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Although we currently intend to continue to permit transfers for the foreseeable future, the Policy provides that we may at any time revoke, modify, or limit the transfer privilege.

Dollar Cost Averaging

Dollar cost averaging is a program which enables you to allocate specified dollar amounts from the PIMCO Money Market Portfolio to other Investment Funds on a monthly basis. By allocating amounts on a monthly basis, you may be less susceptible to the impact of market fluctuations.

Dollar cost averaging may be selected by completing the proper forms. The minimum transfer amount is $100. The minimum amount that can be allocated to an Investment Fund is 5% of the amount transferred. You can elect to participate in this program at any time by properly completing the dollar cost averaging election form.

Dollar cost averaging will terminate when any of the following occurs:

1)   the value of the PIMCO Money Market Portfolio is completely depleted; or

2)   you request termination in writing.

There is no current charge for dollar cost averaging but we reserve the right to charge for this program in the future. Transfers made under dollar cost averaging do not count against the total of 12 transfers allowed without charge in a Policy year. Dollar cost averaging cannot be used simultaneously with the portfolio rebalancing program.

Portfolio Rebalancing

Over time, the funds in the General Account and the Investment Funds will accumulate at different rates as a result of different investment returns. You may direct us to automatically restore the balance of the Accumulation Account Value in theGeneral Account and in the Investment Funds to the percentages determined in advance. There are two methods of rebalancing available -- periodic and variance.

Periodic Rebalancing. Under this option you elect a frequency (monthly, quarterly, semiannually or annually), measured from the Policy Anniversary. On each date elected, we will rebalance the Investment Funds and/or General Account to reallocate the Accumulation Account Value according to the investment percentages you elected.

Variance Rebalancing. Under this option you elect a specific allocation percentage for the General Account and each Investment Fund. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific Investment Funds and/or the General Account from being rebalanced. On each Monthly Anniversary we will review the current balances to determine whether any Investment Fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage. If any Investment Fund is outside of the variance range, we will generate transfers to rebalance all of the specified Investment Funds and/or the General Account back to the predetermined percentages.

Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy year before a charge is applied.

You may elect either method of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in force Policy, or may cancel it, by submitting a change form acceptable to us.

We reserve the right to suspend portfolio rebalancing at any time on any class of policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy year in accordance with our administrative rules. Portfolio rebalancing cannot be used simultaneously with the dollar cost averaging program.

Approved Asset Allocation Programs

We recognize the value to certain Owners of having available, on a continuous basis, advice for the allocation of their money among the Investment Funds available under the Policy. Certain providers of these types of services have agreed to provide such services to Owners in accordance with our administrative rules regarding such programs.

We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules.

Even though we permit the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Funds, and should we become aware of such disruptive practices, we may modify the transfer privilege either on an individual or class basis. If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transaction charges.

4.   EXPENSES

There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. The charges and expenses are:

Tax Charges

There are charges for Federal taxes, and state and local premium taxes which are deducted from each premium payment. The Federal tax charge is currently 1.3% of each premium. We also deduct a premium tax charge to pay the state and local premium taxes. We currently deduct an amount equal to 2% of premium payments (which may be lower in certain circumstances) to cover this premium tax. If the tax rates change, we may change the amount of the deduction to cover the new rate.

Sales Charge

A sales charge will be deducted from each premium payment to partially compensate us for expenses incurred in distributing the Policy and any additional benefits provided by riders. We currently intend to deduct a sales charge determined according to the following schedule:

   Policy Years 1 -10: 5% of the actual premium you pay


   Policy Years 11+:   2% of the actual premium you pay

The Sales Charge is guaranteed not to exceed the following:

(1) in the first Policy year,15% of the amount you pay up to the Target Premium, and 5% of the amount you pay over the Target Premium;

(2) in the 2nd through 10th Policy years, 5% of the actual premium you pay; and

(3) in the 11th Policy year and later, 2% of the actual premium you pay.

The expenses covered by the sales charge include agent sales commissions, the cost of printing prospectuses and sales literature, and any advertising costs. Where Policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for the sales charge is used to pay distribution expenses and other costs associated with these additional coverages.

To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.

Monthly Deduction

The monthly deduction is:

1. The monthly selection and issue expense charge; plus 2. The monthly policy charge; plus 3. The monthly cost of insurance charge; plus 4. The monthly cost, if any, for any additional benefit riders.

The monthly deduction for a Policy month will be allocated among the General Account and the Investment Funds in the same proportion that the value in the General Account and the value in each Investment fund bears to the total Cash Value of the Policy, minus the value in the Loan Account on the Monthly Anniversary.

Selection and Issue Expense Charge. During the first ten Policy years, and for the Single Life Policy, for the first ten Policy years following any increase in Face Amount, we generally assess a monthly selection and issue expense charge to cover the costs associated with the underwriting and issue of the Policy and, for the Single Life Policy, of Face Amount increases. The monthly charge per $1,000 of Face Amount ranges from approximately 4 cents to one dollar, and varies by Issue Age, risk class, and (except on unisex Policies) sex of the Insured(s).

Monthly Policy Charge. We deduct a monthly policy charge on the Investment Start Date and each Monthly Anniversary date. The charge is equal to $25 per Policy month for the first Policy year. Thereafter, it is $6 per Policy month guaranteed not to increase while the Policy is in force.

The charge reimburses us for expenses incurred in the administration of the Policies. Such expenses include: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policyowner servicing and all accounting, valuation, regulatory and updating requirements.

Monthly Cost of Insurance Charge. This charge compensates us for the insurance coverage we provide in the month following the charge. The monthly cost of insurance charge for each Policy month equals the total of the insurance risk charges for the Policy month for each Face Amount portion then in effect.

The monthly cost of insurance charge is deducted on each Monthly Anniversary for the following Policy month. The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of the Insured with respect to the Single Life Policy (or of both Insureds with respect to the Joint and Last Survivor Policy) and the fact that the death benefit is not payable until the death of the Insured with respect to the Single Life Policy (or of the Last Insured with respect to the Joint and Last Survivor Policy). Because the monthly cost of insurance charge depends upon a number of variables, the charge will vary for each Policy month. We will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates (divided by 1,000) by the net amount at risk (defined below) for each Policy month.

The monthly cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount (and, for the Single Life Policy, each increase in Face Amount). The rates will be based on the Attained Age, duration (from the effective date of the initial Face Amount and, for the Single Life Policy, each increase in Face Amount), rate class, and (except for unisex policies) sex of the Insured(s) at issue. The monthly cost of insurance rates generally increases as the Insured(s)' Attained Age(s) increases.

The rate class of the Insured(s) also will affect the cost of insurance rate. For the initial Face Amount, we will use the rate class on the Issue Date. For each increase in Face Amount for a Single Life Policy, we will use the rate class applicable to the increase. If the death benefit equals a percentage of Accumulation Account Value, an increase in Accumulation Account Value will cause an automatic increase in the death benefit. The rate class for such an increase for the Joint and Last Survivor Policy will be the same as that used for the initial Face Amount. The rate class for such an increase for the Single Life Policy will be the initial Face Amount or, if later, the most recent increase (excluding any riders) that required proof that the Insured was still insurable by our standards.

We currently place Insured(s) into a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk.

Actual monthly cost of insurance rates may change, and the actual monthly cost of insurance charge will be determined by us based on our expectations as to future mortality experience. However, the actual monthly cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For Policies which are not in a substandard rate class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/female smoker/non-smoker 1980 CSO Mortality Tables(1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct policies and policies issued in qualified pension plans All Policies are based on the Attained Ages of the Insured(s). Higher rates apply if the (either) Insured is determined to be in a substandard risk class.

In two otherwise identical policies, an Insured in the preferred rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class is also divided into two categories: smokers and nonsmokers. Non-smoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the non-smoker rate class.)

The net amount at risk for a Policy month is:

(1) the death benefit at the beginning of the Policy month divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%); less

(2) the Accumulation Account Value at the beginning of the Policy month, before the deduction of the monthly cost of insurance.

In calculating the monthly cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.

If the Policy is in force beyond the Insured's Attained Age 100 with respect to the Single Life Policy (or the younger Insured's Attained Age 100 with respect to the Joint and Last Survivor Policy), no deductions will be made for monthly cost of insurance charges.

Charges for Additional Benefit Riders

The amount of the charge, if any, each Policy month for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.

Mortality and Expense Risk Charge

We will deduct a daily charge from the Investment Funds. The amount of the deduction is determined as a percentage of the average daily net assets of each Investment Fund. The current daily deduction percentages, and the equivalent effective annual rates, are:


                        Daily
      Policy            Charge              Annual
      Years             Factor              Equivalent
     --------          -----------          -----------
      1-10              .0015027%              0.55%
      11-20             .0006841%              0.25%
      21+               .0001370%              0.05%

This deduction is guaranteed not to increase above the following amounts while the Policy is in force:

                        Daily
                        Charge              Annual
      Years             Factor              Equivalent
     --------          -----------          -----------
      1-10              .0015027%              0.55%
      11-20             .0012301%              0.45%
      21+               .0009572%              0.35%


This risk charge compensates us for assuming the mortality and expense risks under the Policy. The mortality risk assumed by us is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We expect to profit from this charge.

Surrender Charge

For up to 10 years after the Issue Date and, for the Single Life Policy, the effective date of an increase in Face Amount, we will impose a contingent deferred sales charge, also referred to as a surrender charge, when the following occur:
o    upon surrender or lapse of the Policy;

o    upon a partial withdrawal;

o    upon a Pro-Rata Surrender; or

o    upon a decrease in Face Amount.

The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy years having elapsed since the Policy was issued.

The surrender charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

The maximum surrender charge percentage is shown in the following table.

  If surrender or lapse           The percentage of
  occurs in the last              the annual Target
  month of Policy year:           Premium payable is:
 ------------------------------  ----------------------------
          1 through 5                         45%
               6                              40%
               7                              30%
               8                              20%
               9                              10%
         10 and later                         0%

The Target Premium (on which we base the surrender charge) is shown in your Policy. As shown above, the maximum surrender charge is 45% of the annual Target Premium payable.

It is our current practice to reduce the above percentages equally for each Policy month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth year to 30% at the end of the seventh year. This table may be modified if required by law or regulation of the governing jurisdiction.

A surrender charge will apply when there is a decrease in Face Amount for up to 10 years from the Policy's Issue Date and, for the Single Life Policy, for up to 10 years following the effective date of an increase in Face Amount. A partial withdrawal may cause a decrease in Face Amount and therefore, we may deduct a surrender charge. If the Face Amount is decreased by some fraction of any previous increases in Face Amount and/or the Face Amount at issue, the surrender charge deducted will be the previously defined surrender charge multiplied by the fraction. The Surrender Charge for any increase in Face Amount is the Target Annual Premium for that increase multiplied by the applicable Surrender Charge. The amount of the surrender charge deducted upon a partial withdrawal or Pro-Rata Surrender will depend on the amount of Face Amount reduction caused by the surrenders. The fraction will be determined by dividing the amount of the withdrawal by the Accumulation Account Value before the withdrawal and multiplying the result by the surrender charge. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.

The Surrender Charge will be allocated among the General Account and the Investment Funds in the same proportion that the value in the General Account and the value in each Investment Fund bears to the total Accumulation Account Value of the Policy minus the value in the Loan Account.

Transaction Charges

There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy year. We will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy year. We may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.

Projection of Benefits and Values Charge

You may make a written request to us for a projection of illustrative future Accumulation Account Values and death benefits. If requested more than once per Policy year, this projection will be furnished to you for a nominal fee not to exceed $25.

Investment Fund Expenses

The expenses of the Investment Funds are shown in the Summary.

The value of the net assets of the Investment Funds will reflect the investment advisory fee and other expenses incurred by the underlying investment companies.

The Investment Fund expenses are collected from the underlying Investment Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Accumulation Account Value. Expenses of the Funds are not fixed or specified under the terms of the Policy, and actual expenses may vary. These underlying Investment Fund expenses are taken into consideration in computing each Investment Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Investment Fund. The information relating to the Investment Fund expenses was provided by the Investment Funds and was not independently verified by us. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

5.   DEATH BENEFIT

The amount of the death benefit depends on the total Face Amount, the Accumulation Account Value of your Policy on the date of death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy) and the death benefit option (Option A, Option B, or Option C) in effect at that time. The actual amount we will pay the Beneficiary will be reduced by any Indebtedness, cost of insurance and any other charges that may be due.

The initial Face Amount and the death benefit option in effect on the Issue Date are shown on the specifications page of your Policy.

Option A. The amount of the death benefit under Option A is the greater of:

o    the Face Amount; or

o the Accumulation Account Value of your Policy on the date of death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy) multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Accumulation Account Value Table For Insureds Less than Age 100" with respect to the Single Life Policy and, with respect to the Joint and Last Survivor Policy, in the "Applicable Percentage of Accumulation Account Value Table For Younger Insureds Less than Age 100", shown below.

Option B. The amount of the death benefit under Option B is the greater of:

o the Face Amount plus the Accumulation Account Value of your Policy on the date of the death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy); or

o the Accumulation Account Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Accumulation Account Value Table For Insureds Less than Age 100", with respect to the Single Life Policy and, with respect to the Joint and Last Survivor Policy, in the "Applicable Percentage of Accumulation Account Value Table For Younger Insureds Less than Age 100", shown below.


                Single Life Policy
     -----------------------------------------------
Applicable Percentage of Accumulation Account Value Table
           For Insureds Less Than Age 100
    Insured                       Policy Accumulation Account Value
    Person's Age                  Multiple Percentage
   ---------------------         ----------------------

         40 or under                        250%
             45                             215%
             50                             185%
             55                             150%
             60                             130%
             65                             120%
             70                             115%
          78 to 90                          105%
          95 to 99                          101%


          Joint and Last Survivor Policy
          ------------------------------
Applicable Percentage of Accumulation Account Value Table
      For Younger Insureds Less Than Age 100

    Younger Insured              Policy Accumulation Account Value
    Person's Age                 Multiple Percentage
   ---------------------         --------------------------

         40 or under                        250%
             45                             215%
             50                             185%
             55                             150%
             60                             130%
             65                             120%
             70                             115%
          78 to 90                          105%
          95 to 99                          101%

For ages that are not shown in this table the applicable percentage multiples will decrease by a ratable portion for each full year.

Option C. The amount of the death benefit under Option C is the greater of:

o    the Face Amount; or

o the Accumulation Account Value of your Policy on the date of the Insured's death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy) multiplied by the applicable factor from the Table of Attained Age Factors shown in your Policy.

If your Policy is in force after the Insured's Attained Age is 100 with respect to the Single Life Policy (or after the Younger Insured's Attained Age 100 with respect to the Joint and Last Survivor Policy), then the Death Benefit will be 101% of the Policy's Accumulation Account Value unless the state where your Policy was issued provides otherwise.

Change of Death Benefit

If the Policy was issued with either death benefit Option A or death benefit Option B, the death benefit option may be changed. A Policy issued under death benefit Option C may not be changed for the entire lifetime of the Policy. Similarly, a Policy issued under either death benefit Option A or B may not change to death benefit Option C for the lifetime of the Policy. A request for change must be made to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request.

A death benefit Option A Policy may be changed to have death benefit Option B. The Face Amount will be decreased to equal the death benefit less the Accumulation Account Value on the Effective Date of the change. Satisfactory evidence of insurability as of the date of the change must be submitted to us in connection with a request for a change from death benefit Option A to death benefit Option B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount. A Surrender Charge will apply to any decrease in Face Amount. (See "Expenses.")

A death benefit Option B Policy may be changed to have death benefit Option A. The Face Amount will be increased to equal the death benefit on the Effective Date of the change.

You may make a change in death benefit option only after the first Policy year, and only if you have not made another Policy change during the Policy year. A change in death benefit option may have Federal income tax consequences.

Change in Face Amount

Subject to certain limitations set forth below, you may decrease (or increase with respect to the Single Life Policy) the Face Amount of a Policy once each Policy year after the first Policy year if you have not made another Policy change during the Policy year. A written request is required for a change in the Face Amount. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. A change in the Face Amount of a Policy may have Federal income tax consequences.

Any change in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by us. The amount of a requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount. The decrease for the Single Life Policy will reduce the Face Amount as follows: (a) the Face Amount provided by the most recent increase; (b) Face Amounts provided by the next most recent increases, successively; and (c) the Face Amount when the Policy was issued. A Surrender Charge will apply to any decrease in Face Amount. (See "Expenses.") If you decrease the Face Amount and the Policy does not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited or the Accumulation Account Value may be returned to you (at your election), to the extent necessary to meet these requirements.

With respect to the Single Life Policy, if you want to increase the Face Amount, you must submit proof that the Insured is insurable by our standards on the date the requested increase is submitted and the Insured must have an Attained Age not greater than age 80 on the Policy anniversary that the increase will become effective. An increase must be for at least $5,000.

6.   TAXES

NOTE: We have prepared the following information on Federal income taxes as a general discussion of the subject. It is not intended as tax advice to anyone. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II.

Life Insurance in General

Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code for life insurance. Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance Policy until you take the money out.

Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the Insured with respect to the Single Life Policy (or, with respect to the Joint and Last Survivor Policy, the death of the Last Insured). However, estate taxes may apply.

Taking Money Out of Your Policy

You, as the Owner, will not be taxed on increases in the value of your Policy until a distribution or a deemed distribution occurs either as a surrender or as a loan. If your Policy is a MEC, any loans or surrenders from the Policy will be treated as first coming from earnings and then from your investment in the Policy. Consequently, these earnings are included in taxable income.

The Internal Revenue Code (Code) also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or (3) in a series of substantially equal payments made annually (or more frequently) for the life (or life expectancy) of the taxpayer.

If your Policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore any loan will be treated as Indebtedness under the Policy and not as a taxable distribution. See "Federal Tax Status" in Part II for more details.


7.   ACCESS TO YOUR MONEY

Policy Loans

We will loan money to you at the loan interest rate we establish. The request by you for a loan must be in writing. We will process your loan request upon receipt at out Service Office.

You may borrow an amount up to the loan value of the Policy. The loan value is:

o the Accumulation Account Value of the Policy at the date of the loan request; less

o    interest to the next loan interest due date; less

o    anticipated monthly deductions to the next loan interest due date; less
o    any existing loan; less

o    any surrender charge; plus

o interest expected to be earned on the loan balance to the next loan interest due date.

The minimum amount that you can borrow is $500. The loan may be completely or partially repaid at any time while the Insured is living with respect to the Single Life Policy, or, with respect to the Joint and Last Survivor Policy, while either Insured is living. When a Policy loan is made, we will deduct Accumulation Account Value from your Policy equal to the amount of the loan, plus interest due and place it in the Loan Subaccount as security for the loan. This Accumulation Account Value amount is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy loan ("the borrowing rate"). The Accumulation Account Value that we use as security will accrue interest daily at an annual earnings rate of 4%.

Unless the Owner requests a different allocation, the Accumulation Account Value amount used as security for the loan will be transferred from the Investment Funds and the General Account on a pro-rata basis to the Loan Account. This will reduce the Policy's Accumulation Account Value in the General Account and the Investment Fund(s). These transactions will not be considered transfers for purposes of the limitations on transfers between Investment Funds or to or from the General Account.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values because the values transferred to the Loan Account will not share in the investment results of the Investment Funds while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Funds and/or the General Account, the values and benefits under the Policy will be reduced as a result of the loan. In addition, if the Indebtedness exceeds the Accumulation Account Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See "Purchases -- Lapse and Grace Period".) A lapse of the Policy with a loan outstanding may have Federal income tax consequences (see "Federal Tax Status").

Interest credited to the Accumulation Account Value held in the Loan Subaccount as security for the loan will be allocated on Policy anniversaries to the General Account and the Investment Funds. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction.

Policy loans may have Federal income tax consequences (see "Federal Tax
Status").

Loan Interest Charged

The borrowing rate we charge for Policy loan interest will be based on the following schedule:
       For Loans                            Annual
       Outstanding During                   Interest Rate
      --------------------------           -----------------
       Policy Years 1-10                       4.50%
       Policy Years 11-20                      4.25%
       Policy Years 21+                        4.15%

We will inform you of the current borrowing rate when a Policy loan is requested.

Policy loan interest is due and payable annually on each Policy anniversary. However, if the Policy is terminated, the loan is repaid in full, or the loan plus loan interest accrued exceeds the Cash Surrender Value, accrued loan interest will be due at that time. If you do not pay the interest when it is due, the unpaid loan interest will be deducted from the General Account and the Investment Funds on a pro-rata basis and added to the outstanding Indebtedness in the Loan Account as of the due date. You will be charged interest at the same rate as the rest of the Indebtedness. Loan interest is payable in arrears.

Security

The Policy will be the only security for the loan.

Repaying Policy Debt

You may repay the loan at any time prior to the death of the Insured with respect to the Single Life Policy (or, with respect to the Joint and Last Survivor Policy, the death of the Last Insured) and as long as the Policy is in force. Any Indebtedness outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be allocated to the General Account and the Investment Funds based on how the Accumulation Account Value used for security was allocated. Unpaid loans and loan interest will be deducted from any settlement of your Policy.

Any payments received from you will be applied as premiums, unless you clearly request in writing that it be used as repayment of Indebtedness. We will process your loan repayment upon receipt at our Service Office.

Partial Withdrawals

After the first Policy year, upon written request to us, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal after 12, we impose a $25 fee. We will process your partial withdrawal request upon receipt at our Service Office. A partial withdrawal may be subject to a surrender charge and have Federal income tax consequences.

The minimum amount of a partial withdrawal request, net of any applicable fees and surrender charges, is the lesser of:

a)   $500 from an Investment Fund or the General Account; or

b) the Policy's Accumulation Account Value in an Investment Fund or the General Account.

Partial withdrawals made during a Policy year are subject to the following limitations. The maximum amount that may be withdrawn from an Investment Fund each Policy year is the Policy's Accumulation Account Value net of any applicable surrender charges and fees in that Investment Fund. The total partial withdrawals and transfers from the General Account over the Policy year may not exceed a maximum amount equal to the greater of the following:

(1) 25% of the Cash Surrender Value in the General Account at the beginning of the Policy year; or

(2)  the previous Policy year's maximum amount.

You may allocate the amount withdrawn plus any applicable surrender charges and fees, subject to the above conditions, among the Investment Funds and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Accumulation Account Value in each Investment Fund and the General Account bears to the total Accumulation Account Value of the Policy, less the Accumulation Account Value in the Loan Account, on the date of the request for a partial withdrawal. If the limitations on withdrawals from the General Account will not permit this pro-rata allocation, you will be requested to provide an alternate allocation.

No amount may be withdrawn that would result in there being insufficient Accumulation Account Value to meet any surrender charge and applicable fees that would be payable immediately following the withdrawal upon the surrender of the remaining Accumulation Account Value.

The death benefit will be affected by a partial withdrawal, unless the withdrawal is made under the terms of an anniversary partial withdrawal rider. If death benefit Option A or death benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge. The Surrender Charge will be allocated among the General Account and the Investment Funds in the same proportion that the partial withdrawal was allocated among the General Account and the Investment Funds. If the death benefit is based on a percentage of the Accumulation Account Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge and fees exceeds the difference between the death benefit and the Face Amount. For the Single Life Policy, the Face Amount will be decreased in the following order: (1) the Face Amount at issue, excluding riders; and (2) any increases in the same order in which they were issued. If death benefit Option B is in effect, the Face Amount will not change.

The Face Amount remaining in force after a partial withdrawal (excluding riders) may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. We may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.

Pro-Rata Surrender

After the first Policy year, upon written request to us, you can make a Pro-Rata Surrender of the Policy. We will process your Pro-Rata Surrender request upon receipt upon receipt at our Service Office. The Pro-Rata Surrender will reduce the Face Amount and the Accumulation Account Value by a percentage chosen by you. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. The percentage will be applied to the Face Amount and the Accumulation Account Value on the Monthly Anniversary on or following our receipt of the request. For the Single Life Policy, the decrease will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) Face Amounts provided by the next most recent increases, successively; and (c) the Face Amount when the Policy was issued.

You may allocate the amount of decrease in Accumulation Account Value plus any applicable surrender charge and fees among the Investment Funds and the General Account. If no allocation is specified, then the decrease in Accumulation Account Value and any applicable surrender charge and fees will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Accumulation Account Value in each Investment Fund and the General Account bears to the total Accumulation Account Value of the Policy, less the Accumulation Amount in the Loan Account, on the date the request for Pro-Rata Surrender is received.

A Pro-Rata Surrender cannot be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro-Rata Surrender. A cash payment will be made to you for the amount of Accumulation Amount reduction less any applicable surrender charges and fees.

Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy.

Full Surrenders

To effect a full surrender, either the Policy must be returned to us along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from us. We will process your surrender request upon receipt of this documentation at our Service Office. Upon surrender, we will pay the Cash Surrender Value to you in a single sum. We will determine the Cash Surrender Value as of the date that we receive your written request at our Service Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Insured (or, with respect to the Joint and Last Survivor Policy, the Last Insured) must be living at the time of a surrender. A surrender may have Federal income tax consequences. See "Federal Tax Status." If you surrender the Policy within the first few years after its purchase or, for the Single Life Policy, within the first few years after an increase in Face Amount, there may be little or no Cash Surrender Value after the deduction of surrender charges.


8.   OTHER INFORMATION

The General Account

We own the assets in our General Account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the General Account's assets.

While your Policy provides for limitations on allocations to the General Account, our current practice is not to limit allocations to the General Account.

We have not registered the General Account or any interests therein with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the General Account.

MetLife Investors

MetLife Investors Insurance Company of California ("MetLife Investors" or the "Company") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased the Company which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of MetLife Investors Insurance Company (formerly "Cova Financial Services Life Insurance Company"), the parent company of MetLife Investors. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001.

MetLife Investors is presently licensed to do business in the state of California.

Distribution

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660 acts as the distributor of the Policies. MetLife Investors Distribution Company is our affiliate.

We pay sales commissions for the sale of the Policies. Currently, broker-dealers will be paid first-year commissions equal up to 90% of a multiple of Target Premiums and 3.0% of a multiple of excess Target Premiums paid in Policy year 1. In renewal years, the commissions will equal up to 3.0% of premiums paid in Policy years 2-10 and 2.0% in Policy years 11 and beyond. Commissions payable to registered representatives of a broker-dealer having a selling agreement with MetLife Investors Distribution Company, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, may be paid to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions. In some circumstances and to the extent permitted by applicable regulatory requirements, MetLife Investors Distribution Company may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to owners or the Separate Account.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

The Separate Account

We established a separate account, MetLife Investors Variable Life Account Five (formerly, Cova Variable Life Account Five) (Separate Account), to hold certain of the assets that underlie the Policies. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the Separate Account without regard to our other income, gains or losses.

Suspension of Payments or Transfers

We may be required to suspend or postpone any payments or transfers from the Separate Account for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2) trading on the New York Stock Exchange is restricted as determined by the SEC;

3) an emergency exists as determined by the SEC as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the General Account for not more than 6 months. If we defer payment for 30 days or more, we will pay interest at the rate of 2.50% per year for the period of deferment. No payment from the General Account to pay premiums on the Policy will be deferred.

Ownership

Owner. The Insured is the Owner of the Single Life Policy (and the Insureds jointly are the Owner of the Joint and Last Survivor Policy) unless another person or entity is shown as the Owner in the application. The Owner is entitled to all rights provided by the Policy. If there is more than one Owner at a given time, all Owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not the Insured with respect to the Single Life Policy (or with respect to the Joint and Last Survivor Policy, is not one or both of the Insureds), the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint Owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. You can name a contingent Beneficiary prior to the death of the Insured with respect to the Single Life Policy (or, the death of the Last Insured, with respect to the Joint and Last Survivor Policy). Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before the Insured dies with respect to the Single Life Policy or, before the Last Insured dies, with respect to the Joint and Last Survivor Policy. If there is an irrevocable Beneficiary, all Policy changes except premium allocations and transfers require the consent of the Beneficiary.

Primary and contingent Beneficiaries are as named in the application, unless you make a change. To change a Beneficiary, you must submit a written request to us. We may require the Policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it. If you are also the Beneficiary at the time of the Insured's death, you may designate some other person to receive the proceeds of the Policy within 60 days after the Insured's death.

One or more irrevocable Beneficiaries may be named.

If a Beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any Beneficiary.

Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

Assignment. You can assign the Policy. A copy of any assignment must be filed with our Service Office. We are not responsible for the validity of any assignment. If you assign the Policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our Service Office. This may be a taxable event. You should consult a tax adviser if you wish to assign the Policy.

Adjustment of Charges

The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other groups or sponsored arrangements purchasing one or more policies, we may waive or adjust the amount of the sales charge, contingent deferred sales charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or policies or the underwriting or other administrative costs associated with the Policy or policies warrant an adjustment.

Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement; from the amount of the initial premium payment or payments; or from the amount of projected premium payments. We will determine in our discretion if, and in what amount, an adjustment is appropriate. We may modify the criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any owner.

PART II

Executive Officers and Directors

Our directors and executive officers and their principal occupations for the past five years are as follows:

Name of Directors
and Executive Officers       Principal Occupations During the Past Five Years
--------------------------   ------------------------------------------------


James A. Shepherdson III     Co-Chairman of the Board, Co-Chief Executive
                             Officer, Co-President and Director of MetLife
                             Investors Insurance Company (MetLife Investors),
                             MetLife Investors Insurance Company of California
                             (MetLife Investors of California) and First
                             MetLife Investors Insurance Company (First MetLife
                             Investors) since April, 2000.  Co-Chairman of the
                             Board, Co-Chief Executive Officer, Co-President and
                             Director of MetLife Investors USA Insurance Company
                             (MetLife Investors USA)since June, 2001.  Co-Chief
                             Executive Officer, Equitable Distributors, Inc. -
                             April, 1996 to April, 2000; Chief Operating
                             Officer, McGuinness Companies and Chief Operating
                             Officer, Endeavor Group - September, 1978 to
                             March 1996.

Gregory P. Brakovich         Co-Chairman of the Board, Co-Chief Executive
                             Officer, Co-President and Director of MetLife
                             Investors, MetLife Investors of California and
                             First MetLife Investors since April, 2000.
                             Co-Chairman of the Board, Co-Chief Executive
                             Officer, Co-President and Director of MetLife
                             Investors USA since June, 2001. Director, Equitable
                             Distributors Inc. - March, 1996 to April, 2000;
                             Consultant/Managing Director, Bankers Trust Co. -
                             June, 1993 to March 1996.

Philip D. Meserve            Senior Executive Vice President, Strategic Markets
                             of MetLife Investors, MetLife Investors of
                             California and First MetLife Investors since
                             May, 2000.  Director of MetLife Investors and
                             MetLife Investors of California since May, 2000.
                             Senior Executive Vice President, Strategic Markets
                             and Director of MetLife Investors USA since
                             June, 2001.  Managing Director, Salomon CitiAsset
                             Management - January, 2000 to May, 2000.President,
                             Pilgrim Baxter & Associates - April, 1998 to
                             December, 1998.  President, Zurich Kemper Life -
                             May, 1997 to April, 1998.  Managing Director,
                             Equitable Distributors Inc. - May, 1996 to
                             April, 1997.  National Sales, Bankers Trust -
                             April, 1995 to May, 1996.

Robert Mark Brandenberger    Executive Vice President and Chief Financial
                             Officer of MetLife Investors, MetLife Investors of
                             California, First MetLife Investors and MetLife
                             Investors USA since June, 2000. Director, First
                             MetLife investors since June, 2000. Vice President,
                             Equitable Distributors, Inc. - October, 1996 -
                             June, 2000. Manager - Fund Accounting, Pacific
                             Investment Management Company - July, 1993 to
                             September, 1996.

Kenneth Jaffe                Executive Vice President, Chief Information Officer
                             of MetLife Investors, MetLife Investors of
                             California, First MetLife Investors and MetLife
                             Investors USA since 2000.  Senior Vice President,
                             Equitable Distributors, Inc. from 1996 to 2000.
                             Product Manager, PIMCO Advisors from 1992 to 1996.

Richard C. Pearson           Executive Vice President, General Counsel,
                             Secretary and Director of MetLife Investors,
                             MetLife Investors of California, First MetLife
                             Investors and MetLife Investors USA since 2001.
                             Executive Vice President, General Counsel and
                             Secretary of First MetLife Investors since 2001.
                             President & General Counsel, Security First Group,
                             Inc. (now known as MetLife Investors Group, Inc.)
                             from 1983 to present.

Brian A. Kroll               Executive Vice President, Chief Actuary,
                             Product Management of MetLife Investors, MetLife
                             Investors of California, First MetLife Investors
                             and MetLife Investors USA - June, 2000 to present.
                             Director, First MetLife Investors - June, 2000 to
                             present.

Cheryl J. Finney             Senior Vice President, Associate General Counsel,
                             Chief Compliance Counsel and Assistant Secretary of
                             MetLife Investors, MetLife Investors of California,
                             First MetLife Investors and MetLife Investors USA
                             since 2001.  Vice President and Associate General
                             Counsel, Security First Group, Inc. (now known as
                             MetLife Investors Group, Inc.) from 1996 to 2001.
                             Counsel, Transamerica from 1996 to 2001.  Contract
                             Attorney, Alterna Staff - 1995 to 1996.

Constance A. Doern           Senior Vice President, Policyholder Administration,
                             MetLife Investors, MetLife Investors of California,
                             First MetLife Investors and MetLife Investors USA
                             since January, 2000. Vice President, Cova Life
                             Administration - January, 1998 to December, 1999.
                             Vice President of J&H/KVI - April, 1989 to
                             December, 1997.

Louis M. Weisz               Vice President, Appointed Actuary of MetLife
                             Investors, MetLife Investors of California,
                             First MetLife Investors and MetLife Investors USA
                             since January, 2000. Second Vice President,
                             Actuary, New England Financial since 1996.

Mary Ann Brown               Director, MetLife Investors, MetLife Investors of
                             California and MetLife Investors USA since January,
                             2000. Senior Vice President, Metropolitan Life
                             Insurance Company - 1998 to present. Director,
                             Executive Vice President, SwissRe - 1996 to 1998.
                             Principal, Tillinghast/Towers Perrin, 1983 - 1996.

David Y. Rogers              Director, MetLife Investors, MetLife Investors of
                             California and MetLife Investors USA since January,
                             2000.  Director, Nathan & Lewis, July, 2001 to
                             present; Director, Security First Group, Security
                             First Life Insurance Company and Texas Life
                             Insurance Company - March, 1999 to present; Senior
                             Vice President, MetLife Insurance Company -
                             January, 1999 to present; Chief Financial Officer,
                             New England Life Insurance Company - January, 1999
                             to present; Treasurer, New England Pension &
                             Annuity Company - January, 1999 to present;
                             Director, Omega Reinsurance Company - January, 1999
                             to present; Principal, PricewaterhouseCoopers LLP -
                             September, 1987 - January, 1999.

Peter M. Schwarz             Director, MetLife Investors, MetLife Investors of
                             California and MetLife Investors USA -
                             January, 2000 to present. Vice President,
                             Metropolitan Life Insurance Company - May, 1996 to
                             present. Vice President, United HealthCare - May,
                             1995 to May, 1996.

Michael Fanning              Director, MetLife Investors, MetLife Investors of
                             California and MetLife Investors USA -
                             January, 2000 to present. Vice-President, MetLife
                             Boston - March, 1998 to present; President,
                             Washington Square SCC - March, 1993 to March, 1998.

Susan Ann Buffum             Director, MetLife Investors, MetLife Investors of
                             California and MetLife Investors USA since
                             December, 2001. FA, Managing Director,
                             Portfolio Management Unit, MetLife Investors
                             Insurance Company - 1994 to present.

Anthony Panarese             Senior Vice President, Annuity Administration,
                             MetLife Investors, MetLife Investors of California,
                             First MetLife Investors and MetLife Investors USA
                             since 2002. Senior Vice President, Citistreet, LLC
                             from 1998 to 2002. Vice President, Prudential
                             Investment, 1997.  Vice President, Dreyfus Service
                             Corp. from 1993 to 1997.


The principal business address of the officers and directors is 22 Corporate Plaza Drive, Newport Beach, California 92660.

Voting

In accordance with our view of present applicable law, we will vote the shares of the Investment Funds at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. We will vote shares we own in the same proportion as we vote shares for which we have received instructions. The Funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The voting interests of the Owner in the Funds will be determined as follows:
Owners may cast one vote for each $100 of Account Value of a Policy which is allocated to an Investment Fund on the record date. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by us not more than sixty (60) days prior to the meeting of the Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner having such a voting interest will receive periodic reports relating to the Investment Funds in which he or she has an interest, proxy material and a form with which to give such voting instructions.

Disregard of Voting Instructions

We may, when required to do so by state insurance authorities, vote shares of the Funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause an Investment Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Fund. We may also disapprove changes in the investment policy initiated by Owners or trustees/directors of the Funds, if such disapproval is reasonable and is based on a good faith determination by us that the change would violate state or federal law or the change would not be consistent with the investment objectives of the Investment Funds or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company. In the event we disregard voting instructions, a summary of this action and the reasons for such action will be included in the next annual report to owners.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the Federal securities laws.

Misstatement of Age or Sex Corrections

If there is a misstatement of age or sex in the application, the amount of the death benefit will be that which would be purchased by the most recent monthly cost of insurance charge at the correct age or sex.
If we make any payment or Policy changes in good faith, relying on our records, or evidence supplied to us, our duty will be fully discharged. We reserve the right to correct any errors in the Policy.

Conversion Rights

While the Policy is in force, you have a one time right during the first two Policy years to transfer all of the Accumulation Account Value from the Investment Funds to the General Account.

If, at any time during the first two Policy years, you request in writing the transfer of the value held in the Investment Funds to the General Account and you indicate that you are making this transfer in exercise of your conversion rights, the transfer will not be subject to a transfer charge or transfer limits, if any. At the time of such transfer, there will not be any effect on the Policy's death benefit, Face Amount, net amount at risk, rate class, or Issue Age.

If you exercise your one time conversion right, we will automatically allocate all future Net Premiums to the General Account.

Our Right to Contest

We cannot contest the validity of the Policy, except in the case of fraud, after it has been in effect during the Insured's lifetime with respect to the Single Life Policy, or during the lifetime of either Insured with respect to the Joint and Last Survivor Policy, for two years. With respect to the Single Life Policy, we cannot contest an increase in Face Amount with regard to material misstatements made concerning such increase after it has been in force during the Insured's lifetime for two years from the effective date of the increase. If the Policy is reinstated, the two-year period for contesting material misstatements is measured from the date of approval of the reinstatement. In addition, if the Insured with respect to the Single Life Policy (or either Insured with respect to the Joint and Last Survivor Policy) commits suicide in the two-year period, or such period as specified in state law, while sane or insane, the benefit payable will be limited to premiums paid less Indebtedness and less any partial withdrawals. With respect to the Single Life Policy, while sane or insane, if the Insured commits suicide within two years after the date of any increase in Face Amount, the death benefit for that increase will be limited to the monthly deductions for the increase. Depending on the state where your Policy was issued, additional provisions regarding suicide may apply. Please refer to your Policy.

Additional Benefits

Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general; the terms of the Policy riders providing the additional benefits may vary from state to state, and the Policy rider should be consulted. The rider benefits available with the Policies provide fixed benefits that do not vary with the investment experience of the Separate Account. In addition, certain riders may not be available in your state. The cost of any additional riders will be determined in accordance with the rider and shown on the specifications page of your Policy and will be deducted as part of the monthly deduction from the Policy's Accumulation Account Value. (See "Expenses -- Charge for Additional Benefit Riders".) Certain restrictions may apply and are described in the applicable rider.

The term riders discussed below permit you, by purchasing term insurance, to increase your insurance coverage. Term riders have no surrenderable Accumulation Amount. If you seek to reduce the overall cost of your insurance protection, it is generally to your economic advantage to include a significant portion or percentage of your insurance coverage under a Supplemental Coverage Term Rider. Both current and guaranteed charges for the Rider are lower than for the base Policy.

Reductions in or elimination of term rider coverage do not trigger a surrender charge, and use of a term rider generally reduces sales compensation. Because the term insurance riders don't have surrender charges, a Policy providing insurance coverage with a combination of base Policy and term rider will have a lower maximum surrender charge than a Policy with the same amount of insurance coverage provided solely by the base Policy. However, like the cost of coverage under the Policy, charges deducted from the Policy's Accumulation Account Value to pay for term rider coverage no longer participate in the investment experience of the Separate Account and usually increase with the age of the covered individual. Your determination as to how to purchase a desired level of insurance coverage should be based on your specific insurance needs. Your registered representative can provide you more information on the uses of term rider coverage.

Anniversary Partial Withdrawal Rider -- This rider allows the Owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy anniversary without reducing the Face Amount. Partial withdrawals may have tax consequences. (See "Federal Tax Status.")

Lifetime Coverage Rider -- This rider provides the continuation of the Policy's Face Amount beyond age 100, provided the Policy remains in force to age 100 with a positive Cash Surrender Value. If the Policy is in force after the Insured's Attained Age 100 (or the younger Insured's Attained Age 100 in the case of a Joint and Last Survivor Policy), the death benefit will be the greater of the Face Amount or 101% of the Accumulation Account Value. The tax consequences of continuing the Policy beyond the Insured's 100th year (or the younger Insured's Attained Age 100 in the case of a Joint and Last Survivor Policy) are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100th year (or the younger Insured's Attained Age 100 in the case of a Joint and Last Survivor Policy).

Secondary Guarantee Rider -- This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of a Accumulation Account Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction.

The secondary guarantee period is the lesser of twenty Policy Years, or the number of Policy years until the Insured reaches Attained Age 70. For Policies issued after Attained Age 60, the secondary guarantee period is ten Policy years.

Supplemental Coverage Term Rider -- This rider provides level term insurance on the life of the Insured under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

Waiver of Specified Premium Rider -- This rider provides for crediting the Policy's Accumulation Account Value with a specified monthly premium while the Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The Insured must have become disabled after age 5 and before age 65. For the Joint and Last Survivor Policy, the rider can be elected for either or both Insureds.

Additional Riders - Single Life Policy
-------------------------------------------------------------------

Accelerated Benefit Rider -- This rider provides a benefit to the Owner if the Insured becomes terminally ill and is not expected to live more than twelve months. The Owner may receive 25%, 50% or 75% (but no more than $250,000) of the eligible proceeds in a lump sum. "Eligible proceeds" means the death benefit, including amounts payable under the Supplemental Coverage Term Rider (unless within three years of the rider's termination date), that would have been payable had the Insured died on the date the rider is exercised.

The receipt of an accelerated death benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements. Consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.

Guaranteed Survivor Purchase Option (GSPO-Plus) -- This rider grants the Policy Owner or the Insured's Beneficiary the option to purchase, upon the death of the Insured, on the 10th anniversary of the rider, and on the rider anniversary nearest the Designated Life's 65th birthday, a specified amount of additional insurance coverage on the Designated Life (or Lives) without furnishing evidence of insurability.

Waiver of Monthly Deduction Rider -- This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, subject to certain limitations described in the rider. The Insured must have become disabled after age 5 and before age 65.


Additional Riders - Joint and Last Survivor Policy
---------------------------------------------------

Divorce Split Rider -- This rider allows the Policy to be split into two separate policies in the event of the divorce of a married couple who are the Insureds under the Policy. The exercise of this option to split the Policy may, under certain circumstances, result in adverse tax consequences. Please consult your tax adviser before exercising any options under this rider.

Estate Preservation Term Rider -- This rider provides joint level term insurance, payable at the death of the Last Insured, for a period of four years from the date of the rider.

Federal Tax Status

NOTE: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that Single Life Policies issued on a standard underwriting basis should qualify as "life insurance contracts" under Section 7702. There is more uncertainty as to Single Life Policies issued on a substandard risk basis and Joint and Survivor Policies. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as a "life insurance contract" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these Policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. We believe that the Investment Funds are being managed so as to comply with such requirements.


Investor Control. Under current Federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the Invesment Funds. If you are considered the owner of the investments, it will result in the loss of the favvorable tax treatment for the Policy. It is unknown to what extent Owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds Owners may select from. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

We intend that each Investment Fund underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the Separate Account. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to Policies issued on a substandard risk basis and Joint and Last Survivor Policies and thus it is even less clear whether such Policies would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy. The following discussion assumes that the Policy will satisfy Section 7702.

Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each owner or Beneficiary.

Tax Treatment of Loans And Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance Policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings with respect to such premiums.

Certain changes in a Policy after it is issued could also cause it to fail to satisfy the 7-pay test and therefore to be classified as a MEC. Making additional payments, reducing the Policy's death benefit, reducing the Policy's benefits through a partial withdrawal, a change in death benefit option, and addition or termination of benefits under a rider are examples of changes that could result in your Policy becoming classified as a MEC. Reducing the death benefit below the lowest death benefit provided by the Policy during the first seven years will probably cause the Policy to be classified as a MEC if such a reduction occurs during the first seven Policy years in the case of a Single Life Policy or at any time in the case of a Joint and Last Survivor Policy. Even if these events do not result in a Policy becoming classified as a MEC, moreover, they could reduce the amount that may be paid in the future without causing the Policy to be classified as a MEC. You should consult a tax adviser to determine whether a Policy transaction will cause your Policy to be classified as a MEC.

Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance Policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Loans from a Policy which is not classified as a MEC, will generally be treated as Indebtedness of the Owner and not a distribution. However, there is uncertainty as to loans from such a Policy after the 10th Policy year and you should consult a tax adviser as to the treatment of such loans. Upon complete surrender, if the amount received plus loan Indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income. In addition, if a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

Interest payable on a loan under a Policy is generally not deductible.

Policyowners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

Multiple Policies. The Code further provides that multiple MECs that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the Insured's 100th birthday (or the younger Insured's 100th birthday with respect to the Joint and Last Survivor Policy) are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100th birthday (or the younger Insured's 100th birthday with respect to the Joint and Last Survivor Policy).

Tax Treatment of Policy Split. The Split Policy Option Rider and the Divorce Split Rider permit a Policy to be split into two individual Policies. It is not clear whether exercising either the Policy Split Rider or the Divorce Split Rider will be treated as a taxable transaction or whether the individual Policies that result will be classified as Modified Endowment Contracts. A tax adviser should be consulted before exercising either rider.

Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your Policy.

Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex and the amount of life insurance provided in connection with such plans may be limited, you should not do so until you have consulted a competent Qualified Plans consultant.

Income Tax Withholding. All distributions or the portion thereof which is includible in gross income of the Policy owner are subject to Federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

Business Uses of Policy. Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under Federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation skipping and other taxes.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

Reports to Owners

Each year a report will be sent to you which shows the current Policy values, premiums paid and deductions made since the last report, and any outstanding loans.

Legal Proceedings

There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

Experts

The financial statements of the Company as of and for the years ended
December 31, 2001 and 2000, included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting, as of January 1, 2000, as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account as of December 31, 2001, and for each of the periods in the two years then ended included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Company for the year ended December 31, 1999 included in this Prospectus, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

The statements of operations and changes in net assets of the Separate Account for the year ended December 31, 1999, included in this Prospectus, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

Financial Statements

Financial Statements of the Separate Account and the consolidated financial statements of the Company are provided below.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder of
MetLife Investors Insurance Company of California and
Contract Owners of MetLife Investors Variable Life Account Five


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Life Account Five (the Separate Account) of MetLife Investors Insurance Company of California as of December 31, 2001, and the respective related statements of operations and the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights as of and for the period ended December 31, 2001. These respective financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of the Separate Account for the period ended December 31, 1999 were audited by other auditors whose report, dated March 20, 2000, expressed an unqualifed opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the respective financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the respective financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and depositors of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such 2001 and 2000 financial statements and 2001 financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the sub-accounts of MetLife Investors Variable Life Account Five of MetLife Investors Insurance Company of California as of December 31, 2001, the respective results of their operations and the changes in their net assets for each of the periods in the two years then ended, and their financial highlights as of and for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 5, 2002

                          INDEPENDENT AUDITORS' REPORT


The Contract Owners of Cova Variable
  Life Account Five, Board of Directors
  and Shareholder of Cova Financial Life
  Insurance Company:


We have audited the accompanying statements of operations and changes in net assets of each of the sub-accounts comprising Cova Variable Life Account Five of Cova Financial Life Insurance Company (now known as MetLife Investors Variable Life Account Five of MetLife Investors Insurance Company of California) (the Separate Account) for the year ended December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of the sub-accounts of Cova Variable Life Account Five of Cova Financial Life Insurance Company for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Chicago, Illinois
March 20, 2000


METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets:
    Investments at market value:
      Met Investors Series Trust (Met Investors):
        Lord Abbett Growth and Income Portfolio                      21,964 shares          $    550,418
        Bond Debenture Portfolio                                     17,560 shares               197,020
        Developing Growth Portfolio                                     176 shares                 1,873
        Mid-Cap Value Portfolio                                       7,112 shares               118,350
        Quality Bond Portfolio                                           21 shares                   236
        Small Cap Stock Portfolio                                     8,699 shares               102,129
        Enhanced Index Portfolio                                     30,380 shares               447,490
        Select Equity Portfolio                                      12,491 shares               160,629
        International Equity Portfolio                               12,345 shares               107,152
      General American Capital Company (GACC):
        Money Market Fund                                                61 shares                 1,371
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                           7 shares                    78
        Aggressive Equity Fund                                            8 shares                    93
        Non-US Fund                                                       8 shares                    70
        Core Bond Fund                                                   11 shares                   116
        Real Estate Securities Fund                                      12 shares                   126
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                           4,679 shares               109,264
        AIM V.I. Capital Appreciation Fund                            1,637 shares                35,548
        AIM V.I. International Equity Fund                                8 shares                   122
      Alliance Variable Products Series Fund, Inc. (Alliance):
        Premier Growth Portfolio                                        208 shares                 5,221
        AllianceBernstein Real Estate Investment Portfolio              193 shares                 2,216
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                              41 shares                    72
      Goldman Sachs Variable Insurance Trust (Goldman Sachs):
        Growth and Income Fund                                            9 shares                    86
        International Equity Fund                                         8 shares                    69
        Global Income Fund                                               11 shares                   112
        Internet Tollkeeper Fund                                         10 shares                    43
      Scudder Variable Series II (Scudder II):
        Scudder II Small Cap Growth Portfolio                             5 shares                    60
        Scudder II Small Cap Value Portfolio                              9 shares                   123
        Scudder II Government Securities Portfolio                       10 shares                   117
      MFS Variable Insurance Trust (MFS):
        MFS Research Series                                               5 shares                    71
        MFS Investors Trust Series                                      311 shares                 5,324
        MFS Emerging Growth Series                                        3 shares                    54
        MFS High Income Series                                          213 shares                 1,966
        MFS Global Governments Series                                    11 shares                   111
        MFS New Discovery Series                                        252 shares                 3,852
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                             2 shares                    79
        Oppenheimer Main Street Growth & Income Fund                      4 shares                    81
        Oppenheimer High Income Fund                                     12 shares                   100
        Oppenheimer Bond Fund                                           543 shares                 6,092
        Oppenheimer Strategic Bond Fund                                  23 shares                   107


See accompanying notes to financial statements.



                                                                                             (Continued)
                                                       2

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001



Sub-account assets, continued:
    Investments at market value, continued:
      Putnam Variable Trust (Putnam):
        Putnam VT Growth and Income Fund                                231 shares               $ 5,452
        Putnam VT New Value Fund                                          9 shares                   124
        Putnam VT Vista Fund                                              5 shares                    56
        Putnam VT International Growth Fund                             144 shares                 1,790
        Putnam VT International New Opportunities Fund                    5 shares                    48
      Franklin Templeton Variable Insurance Products Trust (Templeton):
        Templeton Global Income Securities Fund                           9 shares                   108
        Franklin Small Cap Fund                                         526 shares                 9,447
        Templeton Growth Securities Fund                              3,603 shares                39,954
        Templeton International Securities Fund                         160 shares                 1,896
        Templeton Developing Markets Securities Fund                    388 shares                 1,856
        Mutual Shares Securities Fund                                     8 shares                   119
        Franklin Large Cap Growth Securities Fund                         8 shares                   115
                                                                                            -------------
          Total assets                                                                      $  1,919,006
                                                                                            =============

Sub-account liabilities:
    Due to/(from) general account, net
      Met Investors Lord Abbett Growth and Income                                           $          2
      Met Investors Bond Debenture                                                                     1
      Met Investors Developing Growth                                                                  1
      Met Investors Mid-Cap Value                                                                      7
      Met Investors Quality Bond                                                                       1
      Met Investors Small Cap Stock                                                                    1
      Met Investors Select Equity                                                                      1
      GACC Money Market                                                                                9
      Russell Aggressive Equity                                                                        1
      Russell Multi-Style Equity Fund                                                                  1
      Russell Core Bond                                                                                1
      Russell Real Estate Securities Fund                                                              1
      AIM V.I. Capital Appreciation Fund                                                               1
      Alliance Premier Growth                                                                         17
      AllianceBernstein Real Estate Investment                                                         8
      Liberty Newport Tiger Fund                                                                       1
      Goldman Sachs Global Income                                                                      1
      Goldman Sachs Growth and Income Fund                                                             1
      Goldman Sachs International Equity                                                               1
      Scudder II Small Cap Value                                                                       1
      Scudder II Government Securities                                                                 1
      MFS Investors Trust                                                                             17
      MFS Emerging Growth                                                                              1
      MFS Global Governments Series                                                                    1
      MFS High Income                                                                                  7
      MFS New Discovery                                                                               13
      MFS Research Series                                                                              1
      Oppenheimer Bond                                                                                20
      Oppenhiemer High Income Portfolio                                                                1
      Oppenheimer Strategic Bond                                                                       1
      Putnam VT Growth and Income                                                                     18


See accompanying notes to financial statements.



                                                                                             (Continued)
                                                       3

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001



Sub-account liabilities:
    Due to/(from) general account, net (continued)
      Putnam VT New Value                                                                   $          1
      Putnam VT Vista                                                                                  1
      Putnam VT International Growth                                                                   6
      Putnam VT International New Opportunities                                                        1
      Templeton International Securities                                                               6
      Templeton Developing Markets Securities                                                          6
      Templeton Mutual Shares Securities Fund                                                          1
                                                                                            -------------
                                                                                            $        161
                                                                                            =============


Sub-account net assets:
    Accumulation units:
      Met Investors Lord Abbett Growth and Income Portfolio                                 $    550,416
      Met Investors Bond Debenture Portfolio                                                     197,019
      Met Investors Developing Growth Portfolio                                                    1,872
      Met Investors Mid-Cap Value Portfolio                                                      118,343
      Met Investors Quality Bond Portfolio                                                           235
      Met Investors Small Cap Stock Portfolio                                                    102,128
      Met Investors Enhanced Index Portfolio                                                     447,490
      Met Investors Select Equity Portfolio                                                      160,628
      Met Investors International Equity Portfolio                                               107,152
      GACC Money Market Fund                                                                       1,362
      Russell Multi-Style Equity Fund                                                                 77
      Russell Aggressive Equity Fund                                                                  92
      Russell Non-US Fund                                                                             70
      Russell Core Bond Fund                                                                         115
      Russell Real Estate Securities Fund                                                            125
      AIM V.I. Value Fund                                                                        109,264
      AIM V.I. Capital Appreciation Fund                                                          35,547
      AIM V.I. International Equity Fund                                                             122
      Alliance Premier Growth Portfolio                                                            5,204
      AllianceBernstein Real Estate Investment Portfolio                                           2,208
      Liberty Newport Tiger Fund, Variable                                                            71
      Goldman Sachs Growth and Income Fund                                                            85
      Goldman Sachs International Equity Fund                                                         68
      Goldman Sachs Global Income Fund                                                               111
      Goldman Sachs Internet Tollkeeper Fund                                                          43
      Scudder II Small Cap Growth Portfolio                                                           60
      Scudder II Small Cap Value Portfolio                                                           122
      Scudder II Government Securities Portfolio                                                     116
      MFS Research Series                                                                             70
      MFS Investors Trust Series                                                                   5,307
      MFS Emerging Growth Series                                                                      53
      MFS High Income Series                                                                       1,959
      MFS Global Governments Series                                                                  110
      MFS New Discovery Series                                                                     3,839
      Oppenheimer Capital Appreciation Portfolio                                                      79
      Oppenheimer Main Street Growth & Income Portfolio                                               81
      Oppenheimer High Income Portfolio                                                               99


See accompanying notes to financial statements.



                                                                                             (Continued)
                                                       4

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2001



Sub-account net assets, continued:
    Accumulation units, continued:
      Oppenheimer Bond Portfolio                                                            $      6,072
      Oppenheimer Strategic Bond Portfolio                                                           106
      Putnam VT Growth and Income Fund                                                             5,434
      Putnam VT New Value Fund                                                                       123
      Putnam VT Vista Fund                                                                            55
      Putnam VT International Growth Fund                                                          1,784
      Putnam VT International New Opportunities Fund                                                  47
      Templeton Global Income Securities Fund                                                        108
      Franklin Small Cap Fund                                                                      9,447
      Templeton Growth Securities Fund                                                            39,954
      Templeton International Securities Fund                                                      1,890
      Templeton Developing Markets Securities Fund                                                 1,850
      Templeton Mutual Shares Securities Fund                                                        118
      Franklin Large Cap Growth Securities Fund                                                      115
                                                                                            -------------
          Total net assets                                                                  $  1,918,845
                                                                                            =============


See accompanying notes to financial statements.

                                                       5

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001



                                                                             Met Investors
                                          ------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                  Large                              Small
                                             and           Bond      Developing      Cap        Mid-Cap   Quality       Cap
                                            Income      Debenture      Growth     Research (a)   Value      Bond       Stock
                                          ------------  ----------  -----------  -------------  --------  --------   ---------

Investment income:
    Dividends                             $     4,972      15,772            -          1,057       523        11         177

Expenses:
    Mortality and expense risk                      -           -            -              -         7         1           -
                                          ------------  ----------  -----------  -------------  --------  --------   ---------
        Net investment income (loss)            4,972      15,772            -          1,057       516        10         177
                                          ------------  ----------  -----------  -------------  --------  --------   ---------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    2,816        (270)         (10)        10,605       550         -        (100)
    Realized gain distributions                     -           -            -          4,333     9,677         -      14,172
                                          ------------  ----------  -----------  -------------  --------  --------   ---------
        Net realized gain (loss)                2,816        (270)         (10)        14,938    10,227         -      14,072
                                          ------------  ----------  -----------  -------------  --------  --------   ---------

Change in unrealized appreciation
    (depreciation)                            (37,295)     (6,779)        (134)       (16,664)     (817)        5     (23,545)
                                          ------------  ----------  -----------  -------------  --------  --------   ---------

        Net increase (decrease) in net
          assets from operations          $   (29,507)      8,723         (144)          (669)    9,926        15      (9,296)
                                          ============  ==========  ===========  =============  ========  ========   =========

(a) For the period from January 1, 2001 to February 12, 2001.


See accompanying notes to financial statements.

                                                                                                                   (Continued)
                                                       6

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001



                                                      Met Investors                  GACC                    Russell
                                           ------------------------------------   ----------   -----------------------------------

                                                                                                Multi-
                                            Enhanced      Select    International   Money       Style       Aggressive
                                             Index        Equity       Equity       Market      Equity        Equity      Non-US
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Investment income:
    Dividends                              $   3,739          764        1,493            -            -            -           -

Expenses:
    Mortality and expense risk                     -            -            -            7            -            -           -
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net investment income (loss)           3,739          764        1,493           (7)           -            -           -
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                  (2,985)      (6,297)      (1,158)         204            -            -           -
    Realized gain distributions                    -        3,461       14,165            -            2            -           -
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net realized gain (loss)              (2,985)      (2,836)      13,007          204            2            -           -
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Change in unrealized appreciation
    (depreciation)                           (58,932)      (8,746)     (42,335)          45          (14)          (2)        (20)
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

        Net increase (decrease) in net
          assets from operations           $ (58,178)     (10,818)     (27,835)         242          (12)          (2)        (20)
                                           ==========   ==========   ==========   ==========   ==========   ==========  ==========


See accompanying notes to financial statements.



                                                                                                                        (Continued)
                                                       7


METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001



                                                   Russell                           AIM                           Alliance
                                           -----------------------   ------------------------------------   ----------------------
                                                                                                                        Bernstein
                                                           Real                      V.I.         V.I.                     Real
                                              Core        Estate        V.I.       Capital    International  Premier      Estate
                                              Bond      Securities     Value     Appreciation    Equity      Growth     Investment
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------



Investment income:
    Dividends                              $       7            6          145            -            -            -          74

Expenses:
    Mortality and expense risk                     -            1            -            -            -           17           7
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net investment income (loss)               7            5          145            -            -          (17)         67
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -            -       (3,663)      (1,535)         (19)         (26)          1
    Realized gain distributions                    1            2        2,196        2,862            3          306           -
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net realized gain (loss)                   1            2       (1,467)       1,327          (16)         280           1
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Change in unrealized appreciation
    (depreciation)                                 1            1      (14,439)     (14,176)         (22)        (926)        106
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

        Net increase (decrease) in net
          assets from operations           $       9            8      (15,761)     (12,849)         (38)        (663)        174
                                           ==========   ==========   ==========   ==========   ==========   ==========  ==========



See accompanying notes to financial statements.


                                                                                                                       (Continued)
                                                       8

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001


                                            Liberty                        Goldman Sachs                           Scudder II
                                           ----------   -------------------------------------------------   ----------------------
                                             Newport
                                              Tiger       Growth                                              Small       Small
                                              Fund         and      International  Global       Internet       Cap         Cap
                                            Variable      Income       Equity      Income      Tollkeeper     Growth      Value
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------



Investment income:
    Dividends                              $       1            -            1            4            -            -           -

Expenses:
    Mortality and expense risk                     -            -            -            -            -            -           -
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net investment income (loss)               1            -            1            4            -            -           -
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -            -            -            -            -            -           -
    Realized gain distributions                    -            -            -            -            -           10           -
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net realized gain (loss)                   -            -            -            -            -           10           -
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Change in unrealized appreciation
    (depreciation)                               (16)          (9)         (20)           2          (22)         (34)         19
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

        Net increase (decrease) in net
          assets from operations           $     (15)          (9)         (19)           6          (22)         (24)         19
                                           ==========   ==========   ==========   ==========   ==========   ==========  ==========



See accompanying notes to financial statements.


                                                                                                                       (Continued)
                                                       9

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001



                                           Scudder II                                      MFS
                                           ----------   --------------------------------------------------------------------------


                                           Government                Investors     Emerging       High       Global        New
                                           Securities    Research      Trust        Growth       Income    Governments  Discovery
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------


Investment income:
    Dividends                              $       5            -            -            -            8            4           -

Expenses:
    Mortality and expense risk                     -            -           18            -            6            -          12
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net investment income (loss)               5            -          (18)           -            2            4         (12)
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -            -          (14)           -           (2)           -         (10)
    Realized gain distributions                    -           10            2            4            -            -           3
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net realized gain (loss)                   -           10          (12)           4           (2)           -          (7)
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Change in unrealized appreciation
    (depreciation)                                 3          (29)        (548)         (30)         (58)           2         (83)
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

        Net increase (decrease) in net
          assets from operations           $       8          (19)        (578)         (26)         (58)           6        (102)
                                           ==========   ==========   ==========   ==========   ==========   ==========  ==========



See accompanying notes to financial statements.


                                                                                                                       (Continued)
                                                       10


METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001



                                                                       Oppenheimer                                   Putnam
                                           --------------------------------------------------------------  -----------------------
                                                        Main Street                                             VT
                                                          Growth                                              Growth        VT
                                            Capital          &          High                   Strategic       and          New
                                          Appreciation    Income       Income        Bond         Bond        Income       Value
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------


Investment income:
    Dividends                              $       1            -           10            8            3            2           1

Expenses:
    Mortality and expense risk                     -            -            -           20            -           18           1
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net investment income (loss)               1            -           10          (12)           3          (16)          -
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -            -            -            5            -          (11)          -
    Realized gain distributions                    8            -            -            -            4            1           3
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net realized gain (loss)                   8            -            -            5            4          (10)          3
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Change in unrealized appreciation
    (depreciation)                               (20)          (9)          (7)         208           (1)        (430)         (1)
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

        Net increase (decrease) in net
          assets from operations           $     (11)          (9)           3          201            6         (456)          2
                                           ==========   ==========   ==========   ==========   ==========   ==========  ==========



See accompanying notes to financial statements.


                                                                                                                       (Continued)
                                                       11


METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001



                                                         Putnam                                        Templeton
                                           ------------------------------------   ------------------------------------------------
                                                                        VT
                                                            VT      International   Global     Franklin
                                               VT      International    New         Income       Small        Growth   International
                                             Vista        Growth   Opportunities  Securities      Cap       Securities  Securities
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------


Investment income:
    Dividends                              $       -            -            -            4           48          817          63

Expenses:
    Mortality and expense risk                     -            6            -            -            -            -           6
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net investment income (loss)               -           (6)           -            4           48          817          57
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -           (6)           -            -         (112)        (212)        (17)
    Realized gain distributions                    8            9            -            -            -        6,805         470
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------
        Net realized gain (loss)                   8            3            -            -         (112)       6,593         453
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

Change in unrealized appreciation
    (depreciation)                               (35)        (233)         (18)           -       (1,646)      (7,834)       (757)
                                           ----------   ----------   ----------   ----------   ----------   ----------  ----------

        Net increase (decrease) in net
          assets from operations           $     (27)        (236)         (18)           4       (1,710)        (424)       (247)
                                           ==========   ==========   ==========   ==========   ==========   ==========  ==========



See accompanying notes to financial statements.


                                                                                                                       (Continued)
                                                       12

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2001



                                                        Templeton
                                        ------------------------------------------
                                                                       Franklin
                                         Developing       Mutual       Large Cap
                                          Markets         Shares        Growth
                                         Securities     Securities    Securities        Total
                                        ------------   ------------   ------------   ------------

Investment income:
    Dividends                           $        20              2              1         29,743

Expenses:
    Mortality and expense risk                    6              1              -            134
                                        ------------   ------------   ------------   ------------
        Net investment income (loss)             14              1              1         29,609
                                        ------------   ------------   ------------   ------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     (6)             -              -         (2,272)
    Realized gain distributions                   -              7             27         58,551
                                        ------------   ------------   ------------   ------------
        Net realized gain (loss)                 (6)             7             27         56,279
                                        ------------   ------------   ------------   ------------

Change in unrealized appreciation
    (depreciation)                             (167)            (1)           (42)      (236,504)
                                        ------------   ------------   ------------   ------------

        Net increase (decrease) in net
          assets from operations        $      (159)             7            (14)      (150,616)
                                        ============   ============   ============   ============



See accompanying notes to financial statements.


                                                       13

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001



                                                                            Met Investors
                                         -------------------------------------------------------------------------------------------
                                         Lord Abbett
                                           Growth                                     Large                                 Small
                                            and           Bond       Developing        Cap        Mid-Cap      Quality       Cap
                                           Income      Debenture       Growth      Research (a)    Value         Bond       Stock
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

Increase (decrease) in net assets
    from operations:
      Net investment income (loss)       $    4,972        15,772              -         1,057          516          10         177
      Net realized gain (loss)                2,816          (270)           (10)       14,938       10,227           -      14,072
      Change in unrealized appreciation
        (depreciation)                      (37,295)       (6,779)          (134)      (16,664)        (817)          5     (23,545)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) from
          operations                        (29,507)        8,723           (144)         (669)       9,926          15      (9,296)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

Contract transactions:
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California payments
    MetLife Investors Insurance Company           -             -              -          (236)           -           -           -
        of California redemptions
    Payments received from contract
      owners                                      -             -              -             -            -           -           -
    Transfers between sub-accounts
      (including  fixed account), net       184,578        (4,212)             -      (155,827)      20,090           -       4,059
    Transfers for contract benefits,
      terminations and insurance charges    (43,550)      (34,184)           (42)         (390)      (2,536)          -      (2,358)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) in net
          assets from contract
          transactions                      141,028       (38,396)           (42)     (156,453)      17,554           -       1,701
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

        Net increase (decrease) in net
          assets                            111,521       (29,673)          (186)     (157,122)      27,480          15      (7,595)

Net assets at beginning of period           438,895       226,692          2,058       157,122       90,863         220     109,723
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
Net assets at end of period              $  550,416       197,019          1,872             -      118,343         235     102,128
                                         ===========  ============  =============  ============ ============ =========== ===========

(a) For the period from January 1, 2001 to February 12, 2001.


See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                       14

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001



                                                      Met Investors                    GACC                    Russell
                                         ----------------------------------------  ------------ ------------------------------------

                                                                                                   Multi-
                                          Enhanced       Select     International     Money        Style     Aggressive
                                            Index        Equity        Equity         Market       Equity      Equity       Non-US
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------


Increase (decrease) in net assets
    from operations:
      Net investment income (loss)       $    3,739           764          1,493            (7)           -           -           -
      Net realized gain (loss)               (2,985)       (2,836)        13,007           204            2           -           -
      Change in unrealized appreciation
        (depreciation)                      (58,932)       (8,746)       (42,335)           45          (14)         (2)        (20)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) from
          operations                        (58,178)      (10,818)       (27,835)          242          (12)         (2)        (20)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

Contract transactions:
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California payments
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California redemptions
    Payments received from contract
      owners                                      -             -              -       114,047            -           -           -
    Transfers between sub-accounts
      (including  fixed account), net         4,347        (1,327)             -      (113,297)           -           -           -
    Transfers for contract benefits,
      terminations and insurance charges    (10,752)      (30,149)        (2,707)         (126)          (1)         (1)          -
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) in net
          assets from contract
          transactions                       (6,405)      (31,476)        (2,707)          624           (1)         (1)          -
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

        Net increase (decrease) in net
          assets                            (64,583)      (42,294)       (30,542)          866          (13)         (3)        (20)

Net assets at beginning of period           512,073       202,922        137,694           496           90          95          90
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
Net assets at end of period              $  447,490       160,628        107,152         1,362           77          92          70
                                         ===========  ============  =============  ============ ============ =========== ===========



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       15


METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001



                                                  Russell                              AIM                          Alliance
                                         -------------------------  ---------------------------------------- -----------------------
                                                                                                                         Bernstein
                                                        Real                           V.I.         V.I.                    Real
                                            Core        Estate          V.I.         Capital    International  Premier     Estate
                                            Bond       Securities      Value       Appreciation    Equity      Growth    Investment
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

Increase (decrease) in net assets
    from operations:
      Net investment income (loss)       $        7             5            145             -            -         (17)         67
      Net realized gain (loss)                    1             2         (1,467)        1,327          (16)        280           1
      Change in unrealized appreciation
        (depreciation)                            1             1        (14,439)      (14,176)         (22)       (926)        106
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) from
          operations                              9             8        (15,761)      (12,849)         (38)       (663)        174
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

Contract transactions:
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California payments
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California redemptions
    Payments received from contract
      owners                                      -             -              -             -            -           -           -
    Transfers between sub-accounts
      (including  fixed account), net             -             -          3,533        18,068            -       5,788       1,921
    Transfers for contract benefits,
      terminations and insurance charges         (2)            -        (16,081)       (9,406)           -           -           -
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           (2)            -        (12,548)        8,662            -       5,788       1,921
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

        Net increase (decrease) in net
          assets                                  7             8        (28,309)       (4,187)         (38)      5,125       2,095

Net assets at beginning of period               108           117        137,573        39,734          160          79         113
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
Net assets at end of period              $      115           125        109,264        35,547          122       5,204       2,208
                                         ===========  ============  =============  ============ ============ =========== ===========



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       16


METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001




                                           Liberty                            Goldman                               Scudder II
                                         -----------  ------------------------------------------------------ -----------------------
                                          Newport
                                           Tiger         Growth                                                Small        Small
                                            Fund          and       International     Global      Internet      Cap          Cap
                                          Variable       Income        Equity         Income     Tollkeeper    Growth       Value
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------


Increase (decrease) in net assets
    from operations:
      Net investment income (loss)       $        1             -              1             4            -           -           -
      Net realized gain (loss)                    -             -              -             -            -          10           -
      Change in unrealized appreciation
        (depreciation)                          (16)           (9)           (20)            2          (22)        (34)         19
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) from
          operations                            (15)           (9)           (19)            6          (22)        (24)         19
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

Contract transactions:
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California payments
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California redemptions
    Payments received from contract
      owners                                      -             -              -             -            -           -           -
    Transfers between sub-accounts
      (including  fixed account), net             -             -              -             -            -           -           -
    Transfers for contract benefits,
      terminations and insurance charges         (2)            -             (1)           (1)           -           -          (1)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           (2)            -             (1)           (1)           -           -          (1)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

        Net increase (decrease) in net
          assets                                (17)           (9)           (20)            5          (22)        (24)         18

Net assets at beginning of period                88            94             88           106           65          84         104
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
Net assets at end of period              $       71            85             68           111           43          60         122
                                         ===========  ============  =============  ============ ============ =========== ===========



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       17


METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001




                                         Scudder II                                      MFS
                                         -----------  ------------------------------------------------------------------------------

                                         Government                   Investors      Emerging       High       Global        New
                                         Securities     Research        Trust         Growth       Income    Governments  Discovery
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------


Increase (decrease) in net assets
    from operations:
      Net investment income (loss)       $        5             -            (18)            -            2           4         (12)
      Net realized gain (loss)                    -            10            (12)            4           (2)          -          (7)
      Change in unrealized appreciation
        (depreciation)                            3           (29)          (548)          (30)         (58)          2         (83)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) from
          operations                              8           (19)          (578)          (26)         (58)          6        (102)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

Contract transactions:
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California payments
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California redemptions
    Payments received from contract
      owners                                      -             -              -             -            -           -           -
    Transfers between sub-accounts
      (including  fixed account), net             -             -          5,784             -        1,925           -       3,856
    Transfers for contract benefits,
      terminations and insurance charges         (1)           (1)             2            (1)          (1)         (1)         (1)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           (1)           (1)         5,786            (1)       1,924          (1)      3,855
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

        Net increase (decrease) in net
          assets                                  7           (20)         5,208           (27)       1,866           5       3,753

Net assets at beginning of period               109            90             99            80           93         105          86
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
Net assets at end of period              $      116            70          5,307            53        1,959         110       3,839
                                         ===========  ============  =============  ============ ============ =========== ===========



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       18

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001



                                                                     Oppenheimer                                     Putnam
                                         ------------------------------------------------------------------- -----------------------
                                                       Main Street                                               VT
                                                         Growth                                                Growth        VT
                                          Capital           &            High                    Strategic      and          New
                                        Appreciation     Income         Income         Bond        Bond        Income       Value
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------


Increase (decrease) in net assets
    from operations:
      Net investment income (loss)       $        1             -             10           (12)           3         (16)          -
      Net realized gain (loss)                    8             -              -             5            4         (10)          3
      Change in unrealized appreciation
        (depreciation)                          (20)           (9)            (7)          208           (1)       (430)         (1)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) from
          operations                            (11)           (9)             3           201            6        (456)          2
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

Contract transactions:
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California payments
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California redemptions
    Payments received from contract
      owners                                      -             -              -             -            -           -           -
    Transfers between sub-accounts
      (including  fixed account), net             -             -              -         5,765            -       5,781           -
    Transfers for contract benefits,
      terminations and insurance charges          -             -             (1)            -           (2)          -           1
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) in net
          assets from contract
          transactions                            -             -             (1)        5,765           (2)      5,781           1
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

        Net increase (decrease) in net
          assets                                (11)           (9)             2         5,966            4       5,325           3

Net assets at beginning of period                90            90             97           106          102         109         120
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
Net assets at end of period              $       79            81             99         6,072          106       5,434         123
                                         ===========  ============  =============  ============ ============ =========== ===========



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       19

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001



                                                         Putnam                                       Templeton
                                         ----------------------------------------  -------------------------------------------------
                                                                         VT
                                                           VT       International    Global      Franklin                  Inter-
                                             VT       International     New          Income        Small       Growth     national
                                           Vista         Growth     Opportunities   Securities      Cap      Securities  Securities
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------


Increase (decrease) in net assets
    from operations:
      Net investment income (loss)       $        -            (6)             -             4           48         817          57
      Net realized gain (loss)                    8             3              -             -         (112)      6,593         453
      Change in unrealized appreciation
        (depreciation)                          (35)         (233)           (18)            -       (1,646)     (7,834)       (757)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) from
          operations                            (27)         (236)           (18)            4       (1,710)       (424)       (247)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

Contract transactions:
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California payments
    MetLife Investors Insurance Company           -             -              -             -            -           -           -
        of California redemptions
    Payments received from contract
      owners                                      -             -              -             -            -           -           -
    Transfers between sub-accounts
      (including  fixed account), net             -         1,929              -             -            -           -       1,929
    Transfers for contract benefits,
      terminations and insurance charges         (2)            -             (1)           (1)        (208)       (931)         (1)
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           (2)        1,929             (1)           (1)        (208)       (931)      1,928
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------

        Net increase (decrease) in net
          assets                                (29)        1,693            (19)            3       (1,918)     (1,355)      1,681

Net assets at beginning of period                84            91             66           105       11,365      41,309         209
                                         -----------  ------------  -------------  ------------ ------------ ----------- -----------
Net assets at end of period              $       55         1,784             47           108        9,447      39,954       1,890
                                         ===========  ============  =============  ============ ============ =========== ===========



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       20

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                          Templeton
                                            --------------------------------------
                                                                         Franklin
                                            Developing      Mutual      Large Cap
                                             Markets        Shares       Growth
                                            Securities    Securities    Securities       Total
                                            -----------   -----------   -----------   -----------

Increase (decrease) in net assets
    from operations:
      Net investment income (loss)          $       14             1             1        29,609
      Net realized gain (loss)                      (6)            7            27        56,279
      Change in unrealized appreciation
        (depreciation)                            (167)           (1)          (42)     (236,504)
                                            -----------   -----------   -----------   -----------
        Net increase (decrease) from
          operations                              (159)            7           (14)     (150,616)
                                            -----------   -----------   -----------   -----------

Contract transactions:
    MetLife Investors Insurance Company              -             -             -             -
        of California payments
    MetLife Investors Insurance Company              -             -             -          (236)
        of California redemptions
    Payments received from contract
      owners                                         -             -             -       114,047
    Transfers between sub-accounts
      (including  fixed account), net            1,928             -             -        (3,382)
    Transfers for contract benefits,
      terminations and insurance charges             -             1            (1)     (153,440)
                                            -----------   -----------   -----------   -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           1,928             1            (1)      (43,011)
                                            -----------   -----------   -----------   -----------

        Net increase (decrease) in net
          assets                                 1,769             8           (15)     (193,627)

Net assets at beginning of period                   81           110           130     2,112,472
                                            -----------   -----------   -----------   -----------
Net assets at end of period                 $    1,850           118           115     1,918,845
                                            ===========   ===========   ===========   ===========



See accompanying notes to financial statements.


                                                       21

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000



                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                  Small
                                              and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                             Income     Debenture      Growth      Research      Value        Bond         Stock
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
Income:
    Dividends                              $   4,145       11,105            -          311          209           12             1

Expense:
    Mortality and expense risk                     -            -            -            -            -            -             -
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net investment income (loss)           4,145       11,105            -          311          209           12             1
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     400          (32)          (1)         108          179            -         3,576
    Realized gain distributions                5,756            -           10       11,177          444            -         4,940
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net realized gain (loss)               6,156          (32)           9       11,285          623            -         8,516
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------

Change in unrealized appreciation
    (depreciation)                            52,454      (11,794)        (164)       6,105       30,868            8       (20,099)
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------

        Net increase (decrease) in net
          assets from operations           $  62,755         (721)        (155)      17,701       31,700           20       (11,582)
                                           ==========   ==========   ==========   ==========   ==========   ==========   ===========



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       22


METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000



                                                       Met Investors                 GACC                     Russell
                                           ------------------------------------   ----------   ------------------------------------

                                                                                                Multi-
                                            Enhanced      Select    International   Money       Style      Aggressive
                                             Index        Equity      Equity        Market     Equity (a)   Equity (a)   Non-U.S.(a)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Income:
    Dividends                              $   3,286        1,074          667            -            -            -            -

Expense:
    Mortality and expense risk                     -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
        Net investment income (loss)           3,286        1,074          667            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    (799)      (1,479)         (52)       7,865            -            -            -
    Realized gain distributions               40,933       14,402        9,711           31            1            8            5
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
        Net realized gain (loss)              40,134       12,923        9,659        7,896            1            8            5
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Change in unrealized appreciation
    (depreciation)                          (104,430)     (25,733)     (37,446)      (3,751)         (11)         (13)         (15)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets from operations           $ (61,010)     (11,736)     (27,120)       4,145          (10)          (5)         (10)
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       23

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000



                                                    Russell                         AIM                            Alliance
                                           -----------------------   ------------------------------------   -----------------------

                                                          Real                       V.I.          V.I.                    Real
                                              Core       Estate         V.I.       Capital    International  Premier      Estate
                                             Bond(a)   Securities(a)   Value     Appreciation   Equity(a)   Growth(a)  Investment(a)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------


Income:
  Dividends                                $       4            4          174            -            -            -            4

Expense:
  Mortality and expense risk                       -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net investment income (loss)                 4            4          174            -            -            -            4
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                         -            -           42          225            -            -            -
  Realized gain distributions                      -            -        6,051        1,124           10            5            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net realized gain (loss)                     -            -        6,093        1,349           10            5            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Change in unrealized appreciation
  (depreciation)                                   4           13      (29,938)      (6,565)         (51)         (26)           9
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

      Net increase (decrease) in net
        assets from operations             $       8           17      (23,671)      (5,216)         (41)         (21)          13
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


*For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       24

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000



                                            Liberty                         Goldman Sachs                            Kemper
                                           -----------   ------------------------------------------------   -----------------------
                                            Newport
                                             Tiger        Growth                                              Small        Small
                                             Fund,         and     International   Global       Internet       Cap          Cap
                                           Variable(a)   Income(a)   Equity(a)    Income(a)   Tollkeeper(b)  Growth(a)    Value(a)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Income:
    Dividends                              $       1            -            -           10            -            -            -

Expense:
    Mortality and expense risk                     -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
        Net investment income (loss)               1            -            -           10            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -            -            -            -            -            -            -
    Realized gain distributions                    -            -            5            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
        Net realized gain (loss)                   -            -            5            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Change in unrealized appreciation
    (depreciation)                               (13)          (6)         (17)          (4)         (35)         (16)           4
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets from operations           $     (12)          (6)         (12)           6          (35)         (16)           4
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


(a) For the period from May 1, 2000 to December 31, 2000.
(b) For the period from July 3, 2000 to December 31, 2000.


See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                       25

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000



                                             Kemper                                       MFS
                                           ----------   ----------------------------------------------------------------------------

                                                                                                              Global
                                           Government                Investors     Emerging      High       Governments     New
                                          Securities(a) Research(a)   Trust(a)    Growth (a)   Income (a)      (a)      Discovery(a)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Income:
    Dividends                              $       -            -            -            -            -            -            -

Expense:
    Mortality and expense risk                     -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
        Net investment income (loss)               -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -            -            -            -            -            -            -
    Realized gain distributions                    -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
        Net realized gain (loss)                   -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Change in unrealized appreciation
    (depreciation)                                 9          (10)          (1)         (20)          (7)           5          (14)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets from operations           $       9          (10)          (1)         (20)          (7)           5          (14)
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       26

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000



                                                                          Oppenheimer                               Putnam
                                           --------------------------------------------------------------   -----------------------
                                                       Main Street                                              VT
                                                         Growth                                               Growth         VT
                                            Capital         &           High                   Strategic        and         New
                                         Appreciation(a) Income(a)    Income(a)    Bond(a)      Bond(a)      Income (a)   Value (a)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Income:
    Dividends                              $       -            -            -            -            -            -            -

Expense:
    Mortality and expense risk                     -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
        Net investment income (loss)               -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -            -            -            -            -            -            -
    Realized gain distributions                    -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
        Net realized gain (loss)                   -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Change in unrealized appreciation
    (depreciation)                               (10)         (10)          (3)           6            2            9           20
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets from operations           $     (10)         (10)          (3)           6            2            9           20
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       27

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000



                                                         Putnam                                       Templeton
                                           ------------------------------------   -------------------------------------------------
                                                                        VT
                                                                    International
                                                            VT          New         Global     Franklin
                                               VT      International   Oppor-       Income       Small        Growth   International
                                            Vista (a)   Growth (a)   tunities(a)  Securities      Cap       Securities   Securities
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Income:
    Dividends                              $       -            -            -            6           37          443            2

Expense:
    Mortality and expense risk                     -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
        Net investment income (loss)               -            -            -            6           37          443            2
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -            -            -            -          (29)        (105)           -
    Realized gain distributions                    -            -            -            -           28        8,360           13
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
        Net realized gain (loss)                   -            -            -            -           (1)       8,255           13
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Change in unrealized appreciation
    (depreciation)                               (16)          (9)         (34)          (1)      (3,288)      (4,181)         (14)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets from operations           $     (16)          (9)         (34)           5       (3,252)       4,517            1
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       28

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVEs
Statement of Operations
Year ended December 31, 2000



                                                        Templeton
                                         ----------------------------------------------
                                                                           Franklin
                                          Developing        Mutual         Large Cap
                                            Markets         Shares          Growth
                                         Securities (a)  Securities (a)    Securities        Total
                                         --------------  --------------  --------------  --------------

Income:
    Dividends                            $           -               -               1          21,496

Expense:
    Mortality and expense risk                       -               -               -               -
                                         --------------  --------------  --------------  --------------
        Net investment income (loss)                 -               -               1          21,496
                                         --------------  --------------  --------------  --------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                         -               -               -           9,898
    Realized gain distributions                      -               -               7         103,021
                                         --------------  --------------  --------------  --------------
        Net realized gain (loss)                     -               -               7         112,919
                                         --------------  --------------  --------------  --------------

Change in unrealized appreciation
    (depreciation)                                 (19)             10              (1)       (158,239)
                                         --------------  --------------  --------------  --------------

        Net increase (decrease) in net
          assets from operations         $         (19)             10               7         (23,824)
                                         ==============  ==============  ==============  ==============


(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                       29

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000



                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                  Small
                                              and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                             Income     Debenture      Growth      Research      Value        Bond         Stock
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------

Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $   4,145       11,105            -          311          209           12             1
      Net realized gain (loss)                 6,156          (32)           9       11,285          623            -         8,516
      Change in unrealized appreciation
        (depreciation)                        52,454      (11,794)        (164)       6,105       30,868            8       (20,099)
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) from
          operations                          62,755         (721)        (155)      17,701       31,700           20       (11,582)
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------

Contract transactions:
    MetLife Investors Insurance Company          100          100          100          100          100          100           100
        of California payments
    MetLife Investors Insurance Company         (116)           -            -            -            -            -             -
        of California redemptions
    Payments received from contract
      owners                                       -            -            -            -            -            -             -
    Transfers between sub-accounts
      (including fixed account), net         170,435      123,063        2,007       25,189            -            -        (7,279)
    Transfers for contract benefits and
      terminations                            (8,524)      (4,446)          (7)      (2,981)      (1,682)           -        (2,890)
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) in net
          assets from contract
          transactions                       161,895      118,717        2,100       22,308       (1,582)         100       (10,069)
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------

        Net increase (decrease) in net
          assets                             224,650      117,996        1,945       40,009       30,118          120       (21,651)

Net assets at beginning of period            214,245      108,696          113      117,113       60,745          100       131,374
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
Net assets at end of period                $ 438,895      226,692        2,058      157,122       90,863          220       109,723
                                           ==========   ==========   ==========   ==========   ==========   ==========   ===========



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       30


METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000



                                                       Met Investors                 GACC                     Russell
                                           ------------------------------------   ----------   ------------------------------------

                                                                                                Multi-
                                            Enhanced      Select    International   Money       Style      Aggressive
                                             Index        Equity      Equity        Market     Equity (a)   Equity (a)   Non-U.S.(a)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------


Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $   3,286        1,074          667            -            -            -            -
      Net realized gain (loss)                40,134       12,923        9,659        7,896            1            8            5
      Change in unrealized appreciation
        (depreciation)                      (104,430)     (25,733)     (37,446)      (3,751)         (11)         (13)         (15)
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) from
          operations                         (61,010)     (11,736)     (27,120)       4,145          (10)          (5)         (10)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Contract transactions:
    MetLife Investors Insurance Company          100          100          100            -          100          100          100
        of California payments
    MetLife Investors Insurance Company          (91)           -            -            -            -            -            -
        of California redemptions
    Payments received from contract
      owners                                       -            -            -      428,802            -            -            -
    Transfers between sub-accounts
      (including fixed account), net         134,732       80,465       46,991     (747,939)           -            -            -
    Transfers for contract benefits and
      terminations                           (12,075)      (5,116)      (3,417)      (2,069)           -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) in net
          assets from contract
          transactions                       122,666       75,449       43,674     (321,206)         100          100          100
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets                              61,656       63,713       16,554     (317,061)          90           95           90

Net assets at beginning of period            450,417      139,209      121,140      317,557            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                $ 512,073      202,922      137,694          496           90           95           90
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       31

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000



                                                    Russell                         AIM                            Alliance
                                           -----------------------   ------------------------------------   -----------------------

                                                          Real                       V.I.          V.I.                    Real
                                              Core       Estate         V.I.       Capital    International  Premier      Estate
                                             Bond(a)   Securities(a)   Value     Appreciation   Equity(a)   Growth(a)  Investment(a)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $       4            4          174            -            -            -            4
      Net realized gain (loss)                     -            -        6,093        1,349           10            5            -
      Change in unrealized appreciation
        (depreciation)                             4           13      (29,938)      (6,565)         (51)         (26)           9
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) from
          operations                               8           17      (23,671)      (5,216)         (41)         (21)          13
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Contract transactions:
    MetLife Investors Insurance Company          100          100          100          100          200          100          100
        of California payments
    MetLife Investors Insurance Company            -            -            -            -            -            -            -
        of California redemptions
    Payments received from contract
      owners                                       -            -            -            -            -            -            -
    Transfers between sub-accounts
      (including fixed account), net               -            -      101,087       18,761            -            -            -
    Transfers for contract benefits and
      terminations                                 -            -       (3,603)      (1,082)           1            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           100          100       97,584       17,779          201          100          100
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets                                 108          117       73,913       12,563          160           79          113

Net assets at beginning of period                  -            -       63,660       27,171            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                $     108          117      137,573       39,734          160           79          113
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       32

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000



                                            Liberty                         Goldman Sachs                            Kemper
                                           -----------   ------------------------------------------------   -----------------------
                                            Newport
                                             Tiger        Growth                                              Small        Small
                                             Fund,         and     International   Global       Internet       Cap          Cap
                                           Variable(a)   Income(a)   Equity(a)    Income(a)   Tollkeeper(b)  Growth(a)    Value(a)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $       1            -            -           10            -            -            -
      Net realized gain (loss)                     -            -            5            -            -            -            -
      Change in unrealized appreciation
        (depreciation)                           (13)          (6)         (17)          (4)         (35)         (16)           4
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) from
          operations                             (12)          (6)         (12)           6          (35)         (16)           4
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Contract transactions:
    MetLife Investors Insurance Company          100          100          100          100          100          100          100
        of California payments
    MetLife Investors Insurance Company            -            -            -            -            -            -            -
        of California redemptions
    Payments received from contract
      owners                                       -            -            -            -            -            -            -
    Transfers between sub-accounts
      (including fixed account), net               -            -            -            -            -            -            -
    Transfers for contract benefits and
      terminations                                 -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           100          100          100          100          100          100          100
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets                                  88           94           88          106           65           84          104

Net assets at beginning of period                  -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                $      88           94           88          106           65           84          104
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


(a) For the period from May 1, 2000 to December 31, 2000.
(b) For the period from July 3, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       33

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                             Kemper                                       MFS
                                           ----------   ----------------------------------------------------------------------------

                                                                                                              Global
                                           Government                Investors     Emerging      High       Governments     New
                                          Securities(a) Research(a)   Trust(a)    Growth (a)   Income (a)      (a)      Discovery(a)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $       -            -            -            -            -            -            -
      Net realized gain (loss)                     -            -            -            -            -            -            -
      Change in unrealized appreciation
        (depreciation)                             9          (10)          (1)         (20)          (7)           5          (14)
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) from
          operations                               9          (10)          (1)         (20)          (7)           5          (14)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Contract transactions:
    MetLife Investors Insurance Company          100          100          100          100          100          100          100
        of California payments
    MetLife Investors Insurance Company            -            -            -            -            -            -            -
        of California redemptions
    Payments received from contract
      owners                                       -            -            -            -            -            -            -
    Transfers between sub-accounts
      (including fixed account), net               -            -            -            -            -            -            -
    Transfers for contract benefits and
      terminations                                 -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           100          100          100          100          100          100          100
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets                                 109           90           99           80           93          105           86

Net assets at beginning of period                  -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                $     109           90           99           80           93          105           86
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========

(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       34

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000



                                                                          Oppenheimer                               Putnam
                                           --------------------------------------------------------------   -----------------------
                                                       Main Street                                              VT
                                                         Growth                                               Growth         VT
                                            Capital         &           High                   Strategic        and         New
                                         Appreciation(a) Income(a)    Income(a)    Bond(a)      Bond(a)      Income (a)   Value (a)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $       -            -            -            -            -            -            -
      Net realized gain (loss)                     -            -            -            -            -            -            -
      Change in unrealized appreciation
        (depreciation)                           (10)         (10)          (3)           6            2            9           20
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) from
          operations                             (10)         (10)          (3)           6            2            9           20
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Contract transactions:
    MetLife Investors Insurance Company          100          100          100          100          100          100          100
        of California payments
    MetLife Investors Insurance Company            -            -            -            -            -            -            -
        of California redemptions
    Payments received from contract
      owners                                       -            -            -            -            -            -            -
    Transfers between sub-accounts
      (including fixed account), net               -            -            -            -            -            -            -
    Transfers for contract benefits and
      terminations                                 -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           100          100          100          100          100          100          100
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets                                  90           90           97          106          102          109          120

Net assets at beginning of period                  -            -            -            -            -            -            -
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                $      90           90           97          106          102          109          120
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       35


METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000



                                                         Putnam                                       Templeton
                                           ------------------------------------   -------------------------------------------------
                                                                        VT
                                                                    International
                                                            VT          New         Global     Franklin
                                               VT      International   Oppor-       Income       Small        Growth   International
                                            Vista (a)   Growth (a)   tunities(a)  Securities      Cap       Securities   Securities
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Increase (decrease) in net assets
   from operations:
      Net investment income (loss)         $       -            -            -            6           37          443            2
      Net realized gain (loss)                     -            -            -            -           (1)       8,255           13
      Change in unrealized appreciation
        (depreciation)                           (16)          (9)         (34)          (1)      (3,288)      (4,181)         (14)
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) from
          operations                             (16)          (9)         (34)           5       (3,252)       4,517            1
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Contract transactions:
    MetLife Investors Insurance Company          100          100          100            -          100            -          100
        of California payments
    MetLife Investors Insurance Company            -            -            -            -            -            -            -
        of California redemptions
    Payments received from contract
      owners                                       -            -            -            -            -            -            -
    Transfers between sub-accounts
      (including fixed account), net               -            -            -            -       14,529       37,512            -
    Transfers for contract benefits and
      terminations                                 -            -            -            -         (153)        (830)           -
                                           ----------   ----------   ----------   ----------   ----------   ----------   -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           100          100          100            -       14,476       36,682          100
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

        Net increase (decrease) in net
          assets                                  84           91           66            5       11,224       41,199          101

Net assets at beginning of period                  -            -            -          100          141          110          108
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                $      84           91           66          105       11,365       41,309          209
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========


(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       36

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000



                                                        Templeton
                                         ----------------------------------------------
                                                                           Franklin
                                          Developing        Mutual         Large Cap
                                            Markets         Shares          Growth
                                         Securities (a)  Securities (a)    Securities        Total
                                         --------------  --------------  --------------  --------------

Increase (decrease) in net assets
   from operations:
      Net investment income (loss)       $           -               -               1          21,496
      Net realized gain (loss)                       -               -               7         112,919
      Change in unrealized appreciation
        (depreciation)                             (19)             10              (1)       (158,239)
                                         --------------  --------------  --------------  --------------
        Net increase (decrease) from
          operations                               (19)             10               7         (23,824)
                                         --------------  --------------  --------------  --------------

Contract transactions:
    MetLife Investors Insurance Company            100             100               -           4,900
        of California payments
    MetLife Investors Insurance Company              -               -               -            (207)
        of California redemptions
    Payments received from contract
      owners                                         -               -               -         428,802
    Transfers between sub-accounts
      (including fixed account), net                 -               -               -            (447)
    Transfers for contract benefits and
      terminations                                   -               -               -         (48,874)
                                         --------------  --------------  --------------  --------------
        Net increase (decrease) in net
          assets from contract
          transactions                             100             100               -         384,174
                                         --------------  --------------  --------------  --------------

        Net increase (decrease) in net
          assets                                    81             110               7         360,350

Net assets at beginning of period                    -               -             123       1,752,122
                                         --------------  --------------  --------------  --------------
Net assets at end of period              $          81             110             130       2,112,472
                                         ==============  ==============  ==============  ==============


(a) For the period from May 1, 2000 to December 31, 2000.



See accompanying notes to financial statements.


                                                       37

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999


                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                  Small
                                               and         Bond       Developing     Cap        Mid-Cap       Quality       Cap
                                            Income (a)  Debenture(a)  Growth (b)  Research (c)  Value (c)     Bond (d)    Stock (a)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
Income:
    Dividends                              $        -          242            -          156           78            1          213
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                      (50)           2            -          (13)         (46)           -           77
    Realized gain distributions                     -           78            -            -            -            1            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Net realized gain (loss)                  (50)          80            -          (13)         (46)           1           77
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation
    (depreciation)                              6,653        3,004           13       10,559       (3,680)          (2)      34,574
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

        Net increase (decrease) in net
          assets from operations           $    6,603        3,326           13       10,702       (3,648)           -       34,864
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



(a) For the period from April 29, 1999 to December 31, 1999.
(b) For the period from July 17, 1999 to December 31, 1999.
(c) For the period from July 12, 1999 to December 31, 1999.
(d) For the period from July 19, 1999 to December 31, 1999.


See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                       38

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999


                                                                     Met Investors                GACC              AIM
                                                        -------------------------------------  -----------  ------------------------
                                                                                                                             V.I.
                                                                                                                           Capital
                                                         Enhanced       Select   International    Money         V.I.    Appreciation
                                                         Index (a)    Equity (e)   Equity (f)   Market (g)   Value (h)       (h)
                                                        -----------  -----------  -----------  -----------  -----------  -----------

Income:
    Dividends                                           $      329          275          415            -          110           18
                                                        -----------  -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                                  (116)        (167)          31        6,140            6           17
    Realized gain distributions                              7,182        9,317        1,110            -          575          558
                                                        -----------  -----------  -----------  -----------  -----------  -----------
        Net realized gain (loss)                             7,066        9,150        1,141        6,140          581          575
                                                        -----------  -----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation
    (depreciation)                                          16,032      (10,304)      16,888        3,725        4,069        6,608
                                                        -----------  -----------  -----------  -----------  -----------  -----------

        Net increase (decrease) in net
          assets from operations                        $   23,427         (879)      18,444        9,865        4,760        7,201
                                                        ===========  ===========  ===========  ===========  ===========  ===========


 (a) For the period from April 29, 1999 to December 31, 1999.
 (e) For the period from June 29, 1999 to December 31, 1999.
 (f) For the period from May 4, 1999 to December 31, 1999.
 (g) For the period from March 1, 1999 to December 31, 1999.
 (h) For the period from May 5, 1999 to December 31, 1999.


 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       39

 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
 Statement of Operations
 Period ended December 31, 1999



                                             Templeton                             Templeton
                                            -------------  ---------------------------------------------------------
                                                                                                        Franklin
                                               Global        Franklin                                   Large Cap
                                               Income         Small         Growth       International    Growth
                                            Securities (d)   Cap (d)      Securities(d)  Securities(d)  Securities(d)      Total
                                            -------------  -------------  -------------  -------------  -------------  -------------

 Income:
     Dividends                              $          -              -              -              -              -          1,837
                                            -------------  -------------  -------------  -------------  -------------  -------------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                          -              -              -              -              -          5,881
     Realized gain distributions                       -              -              -              -              -         18,821
                                            -------------  -------------  -------------  -------------  -------------  -------------
         Net realized gain (loss)                      -              -              -              -              -         24,702
                                            -------------  -------------  -------------  -------------  -------------  -------------

 Change in unrealized appreciation
     (depreciation)                                    -             41             10              8             23         88,221
                                            -------------  -------------  -------------  -------------  -------------  -------------

         Net increase (decrease) in net
           assets from operations           $          -             41             10              8             23        114,760
                                            =============  =============  =============  =============  =============  =============


 (d) For the period from July 19, 1999 to December 31, 1999.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                       40

 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
 Statement of Changes in Net Assets
 Period ended December 31, 1999



                                                                                 Met Investors
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                  Small
                                               and         Bond       Developing     Cap         Mid-Cap      Quality       Cap
                                            Income (a)  Debenture(a)  Growth (b)  Research(c)   Value (c)     Bond (d)    Stock (a)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets from
    operations:
      Investment income                    $        -          242            -          156           78            1          213
      Net realized gain (loss)                    (50)          80            -          (13)         (46)           1           77
      Change in unrealized appreciation
        (depreciation)                          6,653        3,004           13       10,559       (3,680)          (2)      34,574
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Net increase (decrease) from
          operations                            6,603        3,326           13       10,702       (3,648)           -       34,864
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Contract transactions:
    MetLife Investors Insurance Company           100          100          100          100          100          100          100
        of California payments
    MetLife Investors Insurance Company             -            -            -            -            -            -            -
        of California redemptions
    Payments received from contract
      owners                                        -            -            -            -            -            -            -
    Transfers between sub-accounts, net       209,709      105,997            -      107,473       65,008            -       97,560
    Transfers for contract benefits,
      terminations and insurance charges       (2,167)        (727)           -       (1,162)        (715)           -       (1,150)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Net increase (decrease) in net
          assets from contract
          transactions                        207,642      105,370          100      106,411       64,393          100       96,510
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

        Net increase (decrease) in net
          assets                              214,245      108,696          113      117,113       60,745          100      131,374

Net assets at beginning of period                   -            -            -            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period                $  214,245      108,696          113      117,113       60,745          100      131,374
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (a) For the period from April 29, 1999 to December 31, 1999.
 (b) For the period from July 17, 1999 to December 31, 1999.
 (c) For the period from July 12, 1999 to December 31, 1999.
 (d) For the period from July 19, 1999 to December 31, 1999.



 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                       41

 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
 Statement of Changes in Net Assets
 Period ended December 31, 1999

                                                          Met Investors                     GACC                  AIM
                                            -------------------------------------------  -------------  ----------------------------

                                                                                                                           V.I.
                                              Enhanced        Select      International     Money          V.I.           Capital
                                              Index (a)      Equity (e)     Equity (f)     Market (g)     Value (h)  Appreciation(h)
                                            -------------  -------------  -------------  -------------  -------------  -------------

 Increase (decrease) in net assets from
     operations:
       Investment income                    $        329            275            415              -            110             18
       Net realized gain (loss)                    7,066          9,150          1,141          6,140            581            575
       Change in unrealized appreciation
         (depreciation)                           16,032        (10,304)        16,888          3,725          4,069          6,608
                                            -------------  -------------  -------------  -------------  -------------  -------------
         Net increase (decrease) from
           operations                             23,427           (879)        18,444          9,865          4,760          7,201
                                            -------------  -------------  -------------  -------------  -------------  -------------

 Contract transactions:
     MetLife Investors Insurance Company             100            100            100            300            100            100
         of California payments
     MetLife Investors Insurance Company               -              -              -           (102)             -              -
         of California redemptions
     Payments received from contract
       owners                                          -              -              -      1,654,000              -              -
     Transfers between sub-accounts, net         430,747        141,193        103,808     (1,340,545)        59,046         20,004
     Transfers for contract benefits,
       terminations and insurance charges         (3,857)        (1,205)        (1,212)        (5,961)          (246)          (134)
                                            -------------  -------------  -------------  -------------  -------------  -------------
         Net increase (decrease) in net
           assets from contract
           transactions                          426,990        140,088        102,696        307,692         58,900         19,970
                                            -------------  -------------  -------------  -------------  -------------  -------------

         Net increase (decrease) in net
           assets                                450,417        139,209        121,140        317,557         63,660         27,171

 Net assets at beginning of period                     -              -              -              -              -              -
                                            -------------  -------------  -------------  -------------  -------------  -------------
 Net assets at end of period                $    450,417        139,209        121,140        317,557         63,660         27,171
                                            =============  =============  =============  =============  =============  =============


 (a) For the period from April 29, 1999 to December 31, 1999.
 (e) For the period from June 29, 1999 to December 31, 1999.
 (f) For the period from May 4, 1999 to December 31, 1999.
 (g) For the period from March 1, 1999 to December 31, 1999.
 (h) For the period from May 5, 1999 to December 31, 1999.


 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                       42


 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
 Statement of Changes in Net Assets
 Period ended December 31, 1999


                                             Templeton                           Templeton
                                            -------------  ---------------------------------------------------------
                                                                                                         Franklin
                                               Global        Franklin                                    Large Cap
                                               Income         Small          Growth      International    Growth
                                            Securities(d)     Cap (d)     Securities(d)  Securities(d)  Securities(d)      Total
                                            -------------  -------------  -------------  -------------  -------------  -------------


 Increase (decrease) in net assets from
     operations:
       Investment income                    $          -              -              -              -              -          1,837
       Net realized gain (loss)                        -              -              -              -              -         24,702
       Change in unrealized appreciation
         (depreciation)                                -             41             10              8             23         88,221
                                            -------------  -------------  -------------  -------------  -------------  -------------
         Net increase (decrease) from
           operations                                  -             41             10              8             23        114,760
                                            -------------  -------------  -------------  -------------  -------------  -------------

 Contract transactions:
     MetLife Investors Insurance Company             100            100            100            100            100          2,000
         of California payments
     MetLife Investors Insurance Company               -              -              -              -              -           (102)
         of California redemptions
     Payments received from contract
       owners                                          -              -              -              -              -      1,654,000
     Transfers between sub-accounts, net               -              -              -              -              -              -
     Transfers for contract benefits,
       terminations and insurance charges              -              -              -              -              -        (18,536)
                                            -------------  -------------  -------------  -------------  -------------  -------------
         Net increase (decrease) in net
           assets from contract
           transactions                              100            100            100            100            100      1,637,362
                                            -------------  -------------  -------------  -------------  -------------  -------------

         Net increase (decrease) in net
           assets                                    100            141            110            108            123      1,752,122

 Net assets at beginning of period                     -              -              -              -              -              -
                                            -------------  -------------  -------------  -------------  -------------  -------------
 Net assets at end of period                $        100            141            110            108            123      1,752,122
                                            =============  =============  =============  =============  =============  =============

 (d) For the period from July 19, 1999 to December 31, 1999.



                                                                                                                         (Continued)
                                                       43


 See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(1)   ORGANIZATION
      MetLife Investors Variable Life Account Five (the Separate Account) was formerly known as Cova Variable Life Account Five. The Separate Account, a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company of California (MLIOC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable life insurance policies issued by MLIOC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by MLIOC.

      Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIOC's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIOC may conduct.

           Met Investors Series Trust (Met Investors):                   Scudder Variable Series II (Scudder II)
             Lord Abbett Growth and Income Portfolio                        Small Cap Growth Portfolio
             Bond Debenture Portfolio                                       Small Cap Value Portfolio
             Developing Growth Portfolio                                    Government Securities Portfolio
             Mid-Cap Value Portfolio                                     MFS Variable Insurance Trust (MFS)
             Enhanced Index Portfolio                                       MFS Research Series
             International Equity Portfolio                                 MFS Investors Trust Series
             Quality Bond Portfolio                                         MFS Emerging Growth Series
             Select Equity Portfolio                                        MFS High Income Series
             Small Cap Stock Portfolio                                      MFS Global Governments Series
           General American Capital Company (GACC):                         MFS New Discovery
             Money Market Fund                                           Oppenheimer Variable Account Funds (Oppenheimer):
           Russell Insurance Funds (Russell):                               Oppenheimer Capital Appreciation Fund
             Multi-Style Equity Fund                                        Oppenheimer Main Street Growth & Income Fund
             Aggressive Equity Fund                                         Oppenheimer High Income Fund
             Non-US Fund                                                    Oppenheimer Bond Fund
             Core Bond Fund                                                 Oppenheimer Strategic Bond Fund
             Real Estate Securities Fund                                 Putnam Variable Trust (Putnam)
           AIM Variable Insurance Funds, Inc. (AIM):                        Putnam VT Growth and Income Fund
             AIM V.I. Value Fund                                            Putnam VT New Value Fund
             AIM V.I. Capital Appreciation Fund                             Putnam VT Vista Fund
             AIM V.I. International Equity Fund                             Putnam VT International Growth Fund
           Alliance Variable Products Series Fund, Inc. (Alliance):         Putnam VT International New Opportunities Fund
             Premier Growth Portfolio                                    Franklin Templeton Variable Insurance Products Trust
                                                                                (Templeton)
             Bernstein Real Estate Investment Portfolio                     Templeton Global Income Securities Fund
           Liberty Variable Investment Trust (Liberty)                      Franklin Small Cap Fund
             Newport Tiger Fund, Variable Series                            Templeton Growth Securities Fund
           Goldman Sachs Variable Insurance Trust (Goldman Sachs)           Templeton International Securities Fund
             Growth and Income Fund                                         Templeton Developing Markets Securities Fund
             International Equity Fund                                      Mutual Shares Securities Fund
             Global Income Fund                                             Franklin Large Cap Growth Securities Fund
             Internet Tollkeeper Fund





                                                                                                                (Continued)
                                                                      44

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(1)   ORGANIZATION (CONT.)
      On February 12, 2001, the Cova Series Trust was reorganized as the Met Investors Series Trust. As a result of this reorganization, the Lord Abbett Large Cap Research Portfolio was merged into the Lord Abbett Growth and Income Portfolio. Additionally, the Lord Abbett Large Cap Research sub-account was merged into the Lord Abbett Growth and Income sub-account. During 2001, MetLife Investors changed the Large Cap Stock Portfolio name to the Enhanced Index Portfolio. Additionally, during 2001, MFS changed the Growth with Income Series name to the Investors Trust Series.


(2)   SIGNIFICANT ACCOUNTING POLICIES

      (a)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (b)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund for 1999 and 2000, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           For the periods ended December 31, 1999 and December 31, 2000, GACC followed the federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized gains are deemed to be passed through to the GACC Money Market Fund. As a result, the cost basis in the GACC Money Market Fund is increased and a corresponding capital gain is recognized. This adjustment has no impact on the net assets of the GACC Money Market Fund.

      (c)  FEDERAL INCOME TAXES
           The operations of the Separate Account sub-accounts are included in the federal income tax return of MLIOC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code
           (IRC). Under current IRC provisions, MLIOC believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-account to the extent the earnings are credited to the variable life insurance policies. Therefore, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.

      (d)  ESTIMATES
           The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.


(3)   SEPARATE ACCOUNT EXPENSES
      For flexible premium variable universal life policies, MLIOC deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge is equivalent on an annual basis to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.35% thereafter.


(4)   CONTRACT CHARGES AND FEES
      There are contract charges and fees associated with the variable life insurance policies. MLIOC deducts from the policy account value that reduces the return on investment. MLIOC sells single premium variable life
      (SPVL) and flexible premium variable universal life (FPVL) policies and the contract charges and fees vary.




                                                                     (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(4)   CONTRACT CHARGES AND FEES, CONTINUED


      The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, MLIOC deducts a deferred premium tax charge on premiums surrendered during the first 10 years. MLIOC charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. MLIOC deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.


      The insurance charges for FPVL policies include tax expense, selection and expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. MLIOC deducts a sales charge from each premium payment. In addition, MLIOC will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. MLIOC deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.





                                                                     (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(5)   COST BASIS OF INVESTMENTS
      The cost basis of each sub-account's investment follows:

      Met Investors Lord Abbett Growth and Income Portfolio  $ 528,606    Scudder II Small Cap Growth Portfolio          $      110
      Met Investors Bond Debenture Portfolio                   212,589    Scudder II Small Cap Value Portfolio                  100
      Met Investors Developing Growth Portfolio                  2,158    Scudder II Government Securities Portfolio            105
      Met Investors Mid-Cap Value Portfolio                     91,979    MFS Research Series                                   110
      Met Investors Quality Bond Portfolio                         225    MFS Investors Trust Series                          5,873
      Met Investors Small Cap Stock Portfolio                  111,199    MFS Emerging Growth Series                            104
      Met Investors Large Cap Stock Portfolio                  594,820    MFS High Income Series                              2,031
      Met Investors Select Equity Portfolio                    205,412    MFS Global Governments Series                         104
      Met Investors International Equity Portfolio             170,045    MFS New Discovery Series                            3,949
      GACC Money Market Fund                                     1,352    Oppenheimer Capital Appreciation Portfolio            109
      Russell Multi-Style Equity Fund                              103    Oppenheimer Main Street Growth & Income Portfolio     100
      Russell Aggressive Equity Fund                               108    Oppenheimer High Income Portfolio                     110
      Russell Non-US Fund                                          105    Oppenheimer Bond Portfolio                          5,878
      Russell Core Bond Fund                                       111    Oppenheimer Strategic Bond Portfolio                  106
      Russell Real Estate Securities Fund                          112    Putnam VT Growth and Income Fund                    5,873
      AIM V.I. Value Fund                                      149,572    Putnam VT New Value Fund                              105
      AIM V.I. Capital Appreciation Fund                        49,681    Putnam VT Vista Fund                                  107
      AIM V.I. International Equity Fund                           195    Putnam VT International Growth Fund                 2,032
      Alliance Premier Growth Portfolio                          6,173    Putnam VT International New Opportunities Fund        100
      AllianceBernstein Real Estate Investment Portfolio         2,101    Templeton Global Income Securities Fund               109
      Liberty Newport Tiger Fund, Variable                         101    Franklin Small Cap Fund                            14,340
      Goldman Sachs Growth and Income Fund                         101    Templeton Growth Securities Fund                   51,959
      Goldman Sachs International Equity Fund                      106    Templeton International Securities Fund             2,659
      Goldman Sachs Global Income Fund                             114    Templeton Developing Markets Securities Fund        2,042
      Goldman Sachs Internet Tollkeeper Fund                       100    Templeton Mutual Shares Securities Fund               110
                                                                          Franklin Large Cap Growth Securities Fund             135
                                                                                                                      --------------
                                                                                                                        $ 2,225,528
                                                                                                                      ==============



                                                                                                                         (Continued)
                                                                 47

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001


(6)  CHANGES IN UNITS OUTSTANDING


                                                                           Met Investors
                               -----------------------------------------------------------------------------------------------------
                                Lord Abbett
                                  Growth                                       Large                                       Small
                                    and           Bond        Developing        Cap         Mid-Cap        Quality          Cap
                                  Income        Debenture       Growth       Research        Value           Bond          Stock
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------
 Accumulation Units:
     Unit Balance at 12/31/1998           -              -             -              -             -              -              -

       Units Issued                  17,394         10,310             9          8,598         6,074              9         10,337
       Units Redeemed                  (183)           (70)            -            (94)          (71)             -           (113)
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/1999      17,211         10,240             9          8,504         6,003              9         10,224

       Units Issued                  14,156         11,576           225          1,631                           10              -
       Units Redeemed                  (616)          (629)          (38)             -          (129)             -           (680)
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2000      30,751         21,187           196         10,135         5,874             19          9,544

       Units Issued                  16,816              -             -            461         1,415              -            463
       Units Redeemed                (6,663)        (3,445)           (5)       (10,596)         (192)             -           (304)
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2001      40,904         17,742           191              -         7,097             19          9,703
                               =============  =============  ============  =============  ============   ============  =============



                                                                                                                         (Continued)

                                                                 48

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001


(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                              Met Investors                    GACC                       Russell
                               ------------------------------------------  -------------  ------------------------------------------

                                                                                            Multi-
                                  Enhanced       Select     International     Money          Style       Aggressive
                                   Index         Equity         Equity        Market        Equity         Equity         Non-US
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------
 Accumulation Units:
     Unit Balance at 12/31/1998           -              -             -              -             -              -              -

       Units Issued                  31,822         11,149         9,027         31,220             -              -              -
       Units Redeemed                  (287)          (101)         (101)        (2,384)            -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/1999      31,535         11,048         8,926         28,836             -              -              -

       Units Issued                  10,459          7,397         3,618         39,673            10             10             10
       Units Redeemed                (1,446)        (1,269)         (356)       (68,463)            -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2000      40,548         17,176        12,188             46            10             10             10

       Units Issued                   1,368              -             -         10,106             -              -              -
       Units Redeemed                (1,919)        (2,709)         (284)       (10,029)            -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2001      39,997         14,467        11,904            123            10             10             10
                               =============  =============  ============  =============  ============   ============  =============



                                                                                                                         (Continued)
                                                                 49

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001


(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                        Russell                                AIM                               Alliance
                               ----------------------------  -----------------------------------------   ---------------------------
                                                                                                                       Bernstein
                                                  Real                         V.I.          V.I.                         Real
                                   Core          Estate          V.I.         Capital    International    Premier        Estate
                                   Bond        Securities       Value       Appreciation    Equity         Growth      Investment
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------
 Accumulation Units:
     Unit Balance at 12/31/1998           -              -             -              -             -              -              -

       Units Issued                       -              -         5,430          1,963             -              -              -
       Units Redeemed                     -              -           (23)           (12)            -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/1999           -              -         5,407          1,951             -              -              -

       Units Issued                      10             10         8,540          1,494            20             10             10
       Units Redeemed                     -              -          (256)          (239)            -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2000          10             10        13,691          3,206            20             10             10

       Units Issued                       -              -           474          1,668             -            802            171
       Units Redeemed                     -              -        (1,728)        (1,136)            -            (13)            (4)
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2001          10             10        12,437          3,738            20            799            177
                               =============  =============  ============  =============  ============   ============  =============




                                                                                                                         (Continued)
                                                                 50

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001


(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                  Liberty                           Goldman Sachs                                Scudder II
                               -------------  --------------------------------------------------------   ---------------------------
                                 Newport
                                  Tiger          Growth                                                    Small          Small
                                   Fund           and       International     Global       Internet         Cap            Cap
                                 Variable        Income        Equity         Income       Tollkeeper      Growth         Value
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------
 Accumulation Units:
     Unit Balance at 12/31/1998           -              -             -              -             -              -              -

       Units Issued                       -              -             -              -             -              -              -
       Units Redeemed                     -              -             -              -             -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/1999           -              -             -              -             -              -              -

       Units Issued                      10             10            10             10            10             10             10
       Units Redeemed                     -              -             -              -             -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2000          10             10            10             10            10             10             10

       Units Issued                       -              -             -              -             -              -              -
       Units Redeemed                     -              -             -              -             -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2001          10             10            10             10            10             10             10
                               =============  =============  ============  =============  ============   ============  =============


                                                                                                                         (Continued)
                                                                 51

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001


(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                Scudder II                                            MFS
                               -------------  --------------------------------------------------------------------------------------


                                Government                    Investors      Emerging         High          Global          New
                                Securities      Research        Trust         Growth         Income       Governments    Discovery
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------
 Accumulation Units:
     Unit Balance at 12/31/1998           -              -             -              -             -             -               -

       Units Issued                       -              -             -              -             -              -              -
       Units Redeemed                     -              -             -              -             -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/1999           -              -            -               -             -             -               -

       Units Issued                      10             10            10             10            10            10              10
       Units Redeemed                     -              -             -              -             -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2000          10             10            10             10            10             10             10

       Units Issued                       -              -           642              -           203              -            471
       Units Redeemed                     -              -           (12)             -            (5)             -            (10)
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2001          10             10           640             10           208             10            471
                               =============  =============  ============  =============  ============   ============  =============


                                                                                                                         (Continued)
                                                                 52

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001


(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                                              Oppenheimer                                           Putnam
                               -----------------------------------------------------------------------  ----------------------------
                                               Main Street                                                   VT
                                                 Growth                                                     Growth           VT
                                  Capital           &            High                      Strategic         and            New
                               Appreciation      Income         Income         Bond          Bond           Income         Value
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------
 Accumulation Units:
     Unit Balance at 12/31/1998           -              -             -              -             -              -              -

       Units Issued                       -              -             -              -             -              -              -
       Units Redeemed                     -              -             -              -             -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/1999           -              -             -              -             -              -              -

       Units Issued                      10             10            10             10            10             10             10
       Units Redeemed                     -              -             -              -             -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2000          10             10            10             10            10             10             10

       Units Issued                       -              -             -            535             -            535              -
       Units Redeemed                     -              -             -             (9)            -             (9)             -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2001          10             10            10            536            10            536             10
                               =============  =============  ============  =============  ============   ============  =============



                                                                                                                         (Continued)
                                                                 53

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001


(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                                 Putnam                                             Templeton
                               ------------------------------------------  ---------------------------------------------------------
                                                                  VT
                                                   VT        International    Global       Franklin
                                    VT        International      New          Income         Small          Growth     International
                                  Vista          Growth      Opportunities  Securities        Cap         Securities    Securities
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------
 Accumulation Units:
     Unit Balance at 12/31/1998           -              -             -              -             -              -              -

       Units Issued                       -              -             -             10            10             10             10
       Units Redeemed                     -              -             -              -             -              -              -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/1999           -              -             -             10            10             10             10

       Units Issued                      10            10             10              -         1,144          3,558             10
       Units Redeemed                     -              -             -              -          (190)           (76)             -
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2000          10             10            10             10           964          3,492             20

       Units Issued                       -            244             -              -             -              -            202
       Units Redeemed                     -             (7)            -              -           (21)           (80)            (3)
                               -------------  -------------  ------------  -------------  ------------   ------------  -------------

     Unit Balance at 12/31/2001          10            247            10             10           943          3,412            219
                               =============  =============  ============  =============  ============   ============  =============


                                                                                                                         (Continued)
                                                                 54

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001


(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                        Templeton
                                        ------------------------------------------

                                                                        Franklin
                                         Developing       Mutual        Large Cap
                                          Markets         Shares         Growth
                                         Securities     Securities     Securities
                                        ------------   ------------   ------------
 Accumulation Units:
     Unit Balance at 12/31/1998                   -              -             -

       Units Issued                               -              -             10
       Units Redeemed                             -              -              -
                                        ------------   ------------   ------------

     Unit Balance at 12/31/1999                   -              -             10

       Units Issued                              10             10              -
       Units Redeemed                             -              -              -
                                        ------------   ------------   ------------

     Unit Balance at 12/31/2000                  10             10             10

       Units Issued                             246              -              -
       Units Redeemed                            (5)             -              -
                                        ------------   ------------   ------------

     Unit Balance at 12/31/2001                 251             10             10
                                        ============   ============   ============


                                                                        (Continued)
                                        55

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001

(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the years or periods ended December 31, 2001, December 31, 2000 and December 31, 1999
      follows:

                                                                                     Realized Gain (Loss)
                                                                 --------------------------------------------------------
                                                                    Aggregate         Aggregate Cost
                                                    Year or    Proceeds from Sales  of Portfolio Shares      Realized
                                                     Period    of Portfolio Shares      Redeemed            Gain (Loss)
                                                   ----------    ---------------    -------------------   ---------------
      Met Investors Lord Abbett Growth and Income    2001        $       51,074     $        48,258       $      2,816
        Portfolio                                    2000                 8,492               8,092                400
                                                     1999                 1,940               1,990                (50)

      Met Investors Bond Debenture Portfolio         2001                38,395              38,665               (270)
                                                     2000                 4,305               4,337                (32)
                                                     1999                   727                 725                  2

      Met Investors Developing Growth Portfolio      2001                    41                  51                (10)
                                                     2000                     7                   8                 (1)
                                                     1999                     -                   -                  -

      Met Investors Large Cap Research Portfolio     2001               174,618             164,013             10,605
                                                     2000                 2,925               2,817                108
                                                     1999                 1,159               1,172                (13)

      Met Investors Mid-Cap Value Portfolio          2001                 2,582               2,032                550
                                                     2000                 1,682               1,503                179
                                                     1999                   715                 761                (46)

      Met Investors Quality Bond Portfolio           2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Met Investors Small Cap Stock Portfolio        2001                 2,331               2,431               (100)
                                                     2000                10,147               6,571              3,576
                                                     1999                 1,150               1,073                 77

      Met Investors Large Cap Stock Portfolio        2001                10,499              13,484             (2,985)
                                                     2000                21,802              22,601               (799)
                                                     1999                 3,539               3,655               (116)

      Met Investors Select Equity Portfolio          2001                31,474              37,771             (6,297)
                                                     2000                15,043              16,522             (1,479)
                                                     1999                 1,195               1,362               (167)

      Met Investors International Equity Portfolio   2001                 2,707               3,865             (1,158)
                                                     2000                 3,162               3,214                (52)
                                                     1999                 1,062               1,031                 31

      GACC Money Market Fund                         2001               112,144             111,940                204
                                                     2000               748,803             740,938              7,865
                                                     1999             1,342,862           1,336,722              6,140

      Russell Multi-Style Equity Fund                2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Russell Aggressive Equity Fund                 2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -





                                                                                                               (Continued)
                                                            56

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) CONTINUED:

                                                                                   Realized Gain (Loss)
                                                                 ------------------------------------------------------
                                                                    Aggregate        Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares       Realized
                                                     Period      of Fund Shares         Redeemed          Gain (Loss)
                                                   ----------    ---------------     ---------------    ---------------

      Russell Non-US Fund                            2001        $            -       $           -      $           -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Russell Core Bond Fund                         2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Russell Real Estate Securities Fund            2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      AIM V.I. Value Fund                            2001                16,066              19,729             (3,663)
                                                     2000                 4,747               4,705                 42
                                                     1999                   246                 240                  6

      AIM V.I. Capital Appreciation Fund             2001                 9,502              11,037             (1,535)
                                                     2000                 1,082                 857                225
                                                     1999                   134                 117                 17

      AIM V.I. International Equity Fund             2001                    44                  63                (19)
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Alliance Premier Growth Portfolio              2001                   121                 147                (26)
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      AllianceBernstein Real Estate Investment       2001                    49                  48                  1
         Portfolio                                   2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Liberty Newport Tiger Fund, Variable           2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Goldman Sachs Growth and Income Fund           2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Goldman Sachs International Equity Fund        2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Goldman Sachs Global Income Fund               2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Goldman Sachs Internet Tollkeeper Fund         2001                     -                   -                  -
                                                     2000                     1                   1                  -
                                                     1999                     -                   -                  -






                                                                                                               (Continued)
                                                            57

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) CONTINUED:

                                                                                      Realized Gain (Loss)
                                                                 ------------------------------------------------------
                                                                    Aggregate        Aggregate Cost
                                                    Year or     Proceeds from Sales  of Fund Shares        Realized
                                                     Period       of Fund Shares        Redeemed          Gain (Loss)
                                                   ----------    ---------------     ---------------    ---------------

      Scudder II Small Cap Growth Portfolio          2001         $           -        $          -       $          -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Scudder II Small Cap Value Portfolio           2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Scudder II Government Securities Portfolio     2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      MFS Research Series                            2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      MFS Investors Trust Series                     2001                   126                 140                (14)
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      MFS Emerging Growth Series                     2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      MFS High Income Series                         2001                    45                  47                 (2)
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      MFS Global Governments Series                  2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      MFS New Discovery Series                       2001                    83                  93                (10)
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Oppenheimer Capital Appreciation Fund          2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Oppenheimer Main Street Growth & Income Fund   2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Oppenheimer High Income Fund                   2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Oppenheimer Bond Fund                          2001                   144                 139                  5
                                                     2000                    13                  13                  -
                                                     1999                     -                   -                  -






                                                                                                               (Continued)
                                                            58

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) CONTINUED:

                                                                                   Realized Gain (Loss)
                                                                 -------------------------------------------------------
                                                                    Aggregate         Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares        Realized
                                                     Period       of Fund Shares         Redeemed          Gain (Loss)
                                                   ----------    ---------------      ---------------    ---------------

      Oppenheimer Strategic Bond Fund                2001          $          -         $         -        $         -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Putnam VT Growth and Income Fund               2001                   128                 139                (11)
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Putnam VT New Value Fund                       2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Putnam VT Vista Fund                           2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Putnam VT International Growth Fund            2001                    41                  47                 (6)
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Putnam VT International New Opportunities Fund 2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Templeton Global Income Securities Fund        2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Franklin Small Cap Fund                        2001                   208                 320               (112)
                                                     2000                   153                 182                (29)
                                                     1999                     -                   -                  -

      Templeton Growth Securities Fund               2001                   931               1,143               (212)
                                                     2000                   858                 963               (105)
                                                     1999                     -                   -                  -

      Templeton International Securities Fund        2001                    41                  58                (17)
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Templeton Developing Markets Securities Fund   2001                    41                  47                 (6)
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Templeton Mutual Shares Securities Fund        2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -

      Franklin Large Cap Growth Securities Fund      2001                     -                   -                  -
                                                     2000                     -                   -                  -
                                                     1999                     -                   -                  -






                                                                                                               (Continued)
                                                            59

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) CONTINUED:

                                                                         Unrealized Appreciation (Depreciation)
                                                                 ------------------------------------------------------
                                                                  Appreciation        Appreciation
                                                    Year or      (Depreciation)      (Depreciation)
                                                     Period       End of Period    Beginning of Period      Change
                                                   ----------    ---------------     ---------------    ---------------

      Met Investors Lord Abbett Growth and Income    2001              $ 21,812            $ 59,107          $ (37,295)
        Portfolio                                    2000                59,107               6,653             52,454
                                                     1999                 6,653                   -              6,653

      Met Investors Bond Debenture Portfolio         2001               (15,569)             (8,790)            (6,779)
                                                     2000                (8,790)              3,004            (11,794)
                                                     1999                 3,004                   -              3,004

      Met Investors Developing Growth Portfolio      2001                  (285)               (151)              (134)
                                                     2000                  (151)                 13               (164)
                                                     1999                    13                   -                 13

      Met Investors Large Cap Research Portfolio     2001                     -              16,664            (16,664)
                                                     2000                16,664              10,559              6,105
                                                     1999                10,559                   -             10,559

      Met Investors Mid-Cap Value Portfolio          2001                26,371              27,188               (817)
                                                     2000                27,188              (3,680)            30,868
                                                     1999                (3,680)                  -             (3,680)

      Met Investors Quality Bond Portfolio           2001                    11                   6                  5
                                                     2000                     6                  (2)                 8
                                                     1999                    (2)                  -                 (2)

      Met Investors Small Cap Stock Portfolio        2001                (9,070)             14,475            (23,545)
                                                     2000                14,475              34,574            (20,099)
                                                     1999                34,574                   -             34,574

      Met Investors Large Cap Stock Portfolio        2001              (147,330)            (88,398)           (58,932)
                                                     2000               (88,398)             16,032           (104,430)
                                                     1999                16,032                   -             16,032

      Met Investors Select Equity Portfolio          2001               (44,783)            (36,037)            (8,746)
                                                     2000               (36,037)            (10,304)           (25,733)
                                                     1999               (10,304)                  -            (10,304)

      Met Investors International Equity Portfolio   2001               (62,893)            (20,558)           (42,335)
                                                     2000               (20,558)             16,888            (37,446)
                                                     1999                16,888                   -             16,888

      GACC Money Market Fund                         2001                    19                 (26)                45
                                                     2000                   (26)              3,725             (3,751)
                                                     1999                 3,725                   -              3,725

      Russell Multi-Style Equity Fund                2001                   (25)                (11)               (14)
                                                     2000                   (11)                  -                (11)
                                                     1999                     -                   -                  -

      Russell Aggressive Equity Fund                 2001                   (15)                (13)                (2)
                                                     2000                   (13)                  -                (13)
                                                     1999                     -                   -                  -



                                                                                                               (Continued)
                                                            60

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) CONTINUED:

                                                                          Unrealized Appreciation (Depreciation)
                                                                 ------------------------------------------------------
                                                                  Appreciation        Appreciation
                                                    Year or      (Depreciation)      (Depreciation)
                                                     Period       End of Period    Beginning of Period      Change
                                                   ----------    ---------------     ---------------    ---------------

      Russell Non-US Fund                            2001         $         (35)      $         (15)     $        (20)
                                                     2000                   (15)                  -                (15)
                                                     1999                     -                   -                  -

      Russell Core Bond Fund                         2001                     5                   4                  1
                                                     2000                     4                   -                  4
                                                     1999                     -                   -                  -

      Russell Real Estate Securities Fund            2001                    14                  13                  1
                                                     2000                    13                   -                 13
                                                     1999                     -                   -                  -

      AIM V.I. Value Fund                            2001               (40,308)            (25,869)           (14,439)
                                                     2000               (25,869)              4,069            (29,938)
                                                     1999                 4,069                   -              4,069

      AIM V.I. Capital Appreciation Fund             2001               (14,133)                 43            (14,176)
                                                     2000                    43               6,608             (6,565)
                                                     1999                 6,608                   -              6,608

      AIM V.I. International Equity Fund             2001                   (73)                (51)               (22)
                                                     2000                   (51)                  -                (51)
                                                     1999                     -                   -                  -

      Alliance Premier Growth Portfolio              2001                  (952)                (26)              (926)
                                                     2000                   (26)                  -                (26)
                                                     1999                     -                   -                  -

      AllianceBernstein Real Estate Investment       2001                   115                   9                106
        Portfolio                                    2000                     9                   -                  9
                                                     1999                     -                   -                  -

      Liberty Newport Tiger Fund, Variable           2001                   (29)                (13)               (16)
                                                     2000                   (13)                  -                (13)
                                                     1999                     -                   -                  -

      Goldman Sachs Growth and Income Fund           2001                   (15)                 (6)                (9)
                                                     2000                    (6)                  -                 (6)
                                                     1999                     -                   -                  -

      Goldman Sachs International Equity Fund        2001                   (37)                (17)               (20)
                                                     2000                   (17)                  -                (17)
                                                     1999                     -                   -                  -

      Goldman Sachs Global Income Fund               2001                    (2)                 (4)                 2
                                                     2000                    (4)                  -                 (4)
                                                     1999                     -                   -                  -

      Goldman Sachs Internet Tollkeeper Fund         2001                   (57)                (35)               (22)
                                                     2000                   (35)                  -                (35)
                                                     1999                     -                   -                  -



                                                                                                               (Continued)
                                                            61

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) CONTINUED:

                                                                          Unrealized Appreciation (Depreciation)
                                                                 ------------------------------------------------------
                                                                  Appreciation        Appreciation
                                                    Year or      (Depreciation)      (Depreciation)
                                                     Period       End of Period    Beginning of Period       Change
                                                   ----------    ---------------     ---------------    ---------------

      Scudder II Small Cap Growth Portfolio          2001                 $ (50)              $ (16)             $ (34)
                                                     2000                   (16)                  -                (16)
                                                     1999                     -                   -                  -

      Scudder II Small Cap Value Portfolio           2001                    23                   4                 19
                                                     2000                     4                   -                  4
                                                     1999                     -                   -                  -

      Scudder II Government Securities Portfolio     2001                    12                   9                  3
                                                     2000                     9                   -                  9
                                                     1999                     -                   -                  -

      MFS Research Series                            2001                   (39)                (10)               (29)
                                                     2000                   (10)                  -                (10)
                                                     1999                     -                   -                  -

      MFS Investors Trust Series                     2001                  (549)                 (1)              (548)
                                                     2000                    (1)                  -                 (1)
                                                     1999                     -                   -                  -

      MFS Emerging Growth Series                     2001                   (50)                (20)               (30)
                                                     2000                   (20)                  -                (20)
                                                     1999                     -                   -                  -

      MFS High Income Series                         2001                   (65)                 (7)               (58)
                                                     2000                    (7)                  -                 (7)
                                                     1999                     -                   -                  -

      MFS Global Governments Series                  2001                     7                   5                  2
                                                     2000                     5                   -                  5
                                                     1999                     -                   -                  -

      MFS New Discovery Series                       2001                   (97)                (14)               (83)
                                                     2000                   (14)                  -                (14)
                                                     1999                     -                   -                  -

      Oppenheimer Capital Appreciation Fund          2001                   (30)                (10)               (20)
                                                     2000                   (10)                  -                (10)
                                                     1999                     -                   -                  -

      Oppenheimer Main Street Growth & Income Fund   2001                   (19)                (10)                (9)
                                                     2000                   (10)                  -                (10)
                                                     1999                     -                   -                  -

      Oppenheimer High Income Fund                   2001                   (10)                 (3)                (7)
                                                     2000                    (3)                  -                 (3)
                                                     1999                     -                   -                  -

      Oppenheimer Bond Fund                          2001                   214                   6                208
                                                     2000                     6                   -                  6
                                                     1999                     -                   -                  -



                                                                                                               (Continued)
                                                            62

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2001



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) CONTINUED:

                                                                        Unrealized Appreciation (Depreciation)
                                                                 ------------------------------------------------------
                                                                  Appreciation        Appreciation
                                                    Year or      (Depreciation)      (Depreciation)
                                                     Period       End of Period    Beginning of Period      Change
                                                   ----------    ---------------     ---------------    ---------------

      Oppenheimer Strategic Bond Fund                2001          $          1        $          2       $         (1)
                                                     2000                     2                   -                  2
                                                     1999                     -                   -                  -

      Putnam VT Growth and Income Fund               2001                  (421)                  9               (430)
                                                     2000                     9                   -                  9
                                                     1999                     -                   -                  -

      Putnam VT New Value Fund                       2001                    19                  20                 (1)
                                                     2000                    20                   -                 20
                                                     1999                     -                   -                  -

      Putnam VT Vista Fund                           2001                   (51)                (16)               (35)
                                                     2000                   (16)                  -                (16)
                                                     1999                     -                   -                  -

      Putnam VT International Growth Fund            2001                  (242)                 (9)              (233)
                                                     2000                    (9)                  -                 (9)
                                                     1999                     -                   -                  -

      Putnam VT International New Opportunities Fund 2001                   (52)                (34)               (18)
                                                     2000                   (34)                  -                (34)
                                                     1999                     -                   -                  -

      Templeton Global Income Securities Fund        2001                    (1)                 (1)                 -
                                                     2000                    (1)                  -                 (1)
                                                     1999                     -                   -                  -

      Franklin Small Cap Fund                        2001                (4,893)             (3,247)            (1,646)
                                                     2000                (3,247)                 41             (3,288)
                                                     1999                    41                   -                 41

      Templeton Growth Securities Fund               2001               (12,005)             (4,171)            (7,834)
                                                     2000                (4,171)                 10             (4,181)
                                                     1999                    10                   -                 10

      Templeton International Securities Fund        2001                  (763)                 (6)              (757)
                                                     2000                    (6)                  8                (14)
                                                     1999                     8                   -                  8

      Templeton Developing Markets Securities Fund   2001                  (186)                (19)              (167)
                                                     2000                   (19)                  -                (19)
                                                     1999                     -                   -                  -

      Templeton Mutual Shares Securities Fund        2001                     9                  10                 (1)
                                                     2000                    10                   -                 10
                                                     1999                     -                   -                  -

      Franklin Large Cap Growth Securities Fund      2001                   (20)                 22                (42)
                                                     2000                    22                  23                 (1)
                                                     1999                    23                   -                 23




                                                            63

                                            METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                                                        FINANCIAL HIGHLIGHTS


The following table was developed by separating each sub-account into the two products, single premium variable life and flexible premium variable universal life, offered by MetLife Investors Variable Life Account Five.


                                                           As of December 31, 2001         For the Year ended December 31, 2001
                                                    -------------------------------------  --------------------------------------
                                                                   Unit       Net Assets    Investment     Expense      Total
                                                     Units      Fair Value      (000)      Income Ratio*   Ratio**    Return***
                                                    --------   -------------  -----------  --------------  ---------  -----------
Single premium variable life policies (SPVL):
   Met Investors Lord Abbett Growth and Income       40,894     $ 13.457092        $ 550       0.95%        0.00%      (5.72%)
     Portfolio
   Met Investors Bond Debenture Portfolio            17,732       11.104937          197       7.58%        0.00%       3.79%

   Met Investors Developing Growth Portfolio            181        9.869073            2       0.00%        0.00%      (6.84%)

   Met Investors Large Cap Research Portfolio             -               -            -       0.64%        0.00%      (0.81%)

   Met Investors Mid-Cap Value Portfolio              6,948       16.725294          116       0.49%        0.00%       8.09%

   Met Investors Quality Bond Portfolio                   9       12.584203            -       4.81%        0.00%       7.05%

   Met Investors Small Cap Stock Portfolio            9,693       10.527179          102       0.18%        0.00%      (8.45%)

   Met Investors Large Cap Stock Portfolio           39,987       11.188969          447       0.81%        0.00%     (11.41%)

   Met Investors Select Equity Portfolio             14,457       11.104735          161       0.45%        0.00%      (6.02%)

   Met Investors International Equity Portfolio      11,894        9.002765          107       1.29%        0.00%     (20.33%)

   GACC Money Market Fund                                 9       12.197699            -       0.00%        0.00%       4.05%

   AIM V.I. Value Fund                               12,427        8.787093          109       0.12%        0.00%     (12.56%)

   AIM V.I. Capital Appreciation Fund                 3,728        9.518189           35       0.00%        0.00%     (23.28%)

   AIM V.I. International Equity Fund                    10        6.123278            -       0.00%        0.00%     (23.53%)

   Templeton Global Income Securities Fund               10       10.764665            -       3.82%        0.00%       2.55%

   Franklin Small Cap Fund                              933       10.049016            9       0.51%        0.00%     (15.02%)

   Templeton Growth Securities Fund                   3,412       11.711557           40       2.07%        0.00%      (0.98%)

   Templeton International Securities Fund               10        8.922589            -       5.13%        0.00%     (15.75%)

   Franklin Large Cap Growth Securities Fund             10       11.524553            -       0.84%        0.00%     (11.26%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                                                                         (Continued)
                                                                 64

                                            METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                                                        FINANCIAL HIGHLIGHTS



                                                          As of December 31, 2001          For the Year ended December 31, 2001
                                                    -------------------------------------  --------------------------------------
                                                                   Unit       Net Assets    Investment     Expense      Total
                                                     Units      Fair Value      (000)      Income Ratio*   Ratio**    Return***
                                                    --------   -------------  -----------  --------------  ---------  -----------
Flexible premium variable universal life policies (FPVL):
   Met Investors Lord Abbett Growth and Income Portfolio 10     $ 10.655982    $       -       0.95%        0.55%      (6.24%)

   Met Investors Bond Debenture Portfolio                10       10.292989            -       7.58%        0.55%       3.21%

   Met Investors Developing Growth Portfolio             10        8.148307            -       0.00%        0.55%      (7.35%)

   Met Investors Large Cap Research Portfolio             -               -            -       0.64%        0.55%      (0.87%)

   Met Investors Mid-Cap Value Portfolio                149       14.348495            2       0.49%        0.55%       7.50%

   Met Investors Quality Bond Portfolio                  10       11.612125            -       4.81%        0.55%       6.46%

   Met Investors Small Cap Stock Portfolio               10        8.383044            -       0.18%        0.55%      (8.96%)

   Met Investors Large Cap Stock Portfolio               10        7.795711            -       0.81%        0.55%     (11.90%)

   Met Investors Select Equity Portfolio                 10        8.707766            -       0.45%        0.55%      (6.53%)

   Met Investors International Equity Portfolio          10        6.851329            -       1.29%        0.55%     (20.77%)

   GACC Money Market Fund                               114       11.005974            1       0.00%        0.55%       3.47%

   Russell Multi-Style Equity Fund                       10        7.681248            -       0.00%        0.55%     (14.68%)

   Russell Aggressive Equity Fund                        10        9.232206            -       0.00%        0.55%      (2.90%)

   Russell Non-US Fund                                   10        6.971501            -       0.00%        0.55%     (22.46%)

   Russell Core Bond Fund                                10       11.512783            -       6.26%        0.55%       6.81%

   Russell Real Estate Securities Fund                   10       12.499952            -       5.00%        0.55%       7.24%

   AIM V.I. Value Fund                                   10        6.993936            -       0.12%        0.55%     (13.05%)

   AIM V.I. Capital Appreciation Fund                    10        6.384978            -       0.00%        0.55%     (23.70%)

   AIM V.I. International Equity Fund                    10        6.067249            -       0.00%        0.55%     (23.95%)

   Alliance Premier Growth Portfolio                    799        6.516693            5       0.00%        0.55%     (17.66%)


* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                                                                         (Continued)
                                                                 65

                                            METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                                                        FINANCIAL HIGHLIGHTS



                                                         As of December 31, 2001            For the Year ended December 31, 2001
                                                    -------------------------------------  --------------------------------------
                                                                   Unit       Net Assets    Investment     Expense      Total
                                                     Units      Fair Value      (000)      Income Ratio*   Ratio**    Return***
                                                    --------   -------------  -----------  --------------  ---------  -----------
Flexible premium variable universal life policies (FPVL):
   Alliance Bernstein Real Estate Investment Portfolio  177     $ 12.460950     $      2       5.47%        0.55%      10.18%

   Liberty Newport Tiger Fund, Variable                  10        7.141851            -       1.34%        0.55%     (18.93%)

   Goldman Sachs Growth and Income Fund                  10        8.476793            -       0.00%        0.55%      (9.84%)

   Goldman Sachs International Equity Fund               10        6.795201            -       1.35%        0.55%     (22.69%)

   Goldman Sachs Global Income Fund                      10       11.099037            -       3.66%        0.55%       4.23%

   Goldman Sachs Internet Tollkeeper Fund                10        4.313304            -       0.00%        0.55%     (34.04%)

   Scudder II Small Cap Growth Portfolio                 10        5.970422            -       0.00%        0.55%     (29.19%)

   Scudder II Small Cap Value Portfolio                  10       12.206418            -       0.00%        0.55%      17.02%

   Scudder II Government Securities Portfolio            10       11.607298            -       4.43%        0.55%       6.90%

   MFS Research Series                                   10        7.020054            -       0.00%        0.55%     (21.68%)

   MFS Investors Trust Series                           640        8.288460            5       0.00%        0.55%     (16.42%)

   MFS Emerging Growth Series                            10        5.324112            -       0.00%        0.55%     (33.85%)

   MFS High Income Series                               208        9.424560            2       0.66%        0.55%       1.51%

   MFS Global Governments Series                         10       10.983060            -       3.72%        0.55%       4.17%

   MFS New Discovery Series                             471        8.143437            4       0.00%        0.55%      (5.55%)

   Oppenheimer Capital Appreciation Fund                 10        7.857105            -       1.24%        0.55%     (13.06%)

   Oppenheimer Main Street Growth & Income Fund          10        8.060302            -       0.00%        0.55%     (10.66%)

   Oppenheimer High Income Fund                          10        9.879940                   10.22%        0.55%       1.41%

   Oppenheimer Bond Fund                                536       11.324475            6       0.22%        0.55%       7.19%

   Oppenheimer Strategic Bond Fund                       10       10.638438            -       2.90%        0.55%       4.27%


* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                                                                         (Continued)
                                                                 66

                                            METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                                                        FINANCIAL HIGHLIGHTS



                                                         As of December 31, 2001            For the Year ended December 31, 2001
                                                    -------------------------------------  --------------------------------------
                                                                   Unit       Net Assets    Investment     Expense      Total
                                                     Units      Fair Value      (000)      Income Ratio*   Ratio**    Return***
                                                    --------   -------------  -----------  --------------  ---------  -----------
Flexible premium variable universal life policies (FPVL):
   Putnam VT Growth and Income Fund                     536     $ 10.141380     $      5       0.06%        0.55%      (6.68%)

   Putnam VT New Value Fund                              10       12.329025            -       0.83%        0.55%       3.04%

   Putnam VT Vista Fund                                  10        5.543857            -       0.00%        0.55%     (33.77%)

   Putnam VT International Growth Fund                  247        7.236699            2       0.00%        0.55%     (20.85%)

   Putnam VT International New Opportunities Fund        10        4.718313            -       0.00%        0.55%     (28.91%)

   Franklin Small Cap Fund                               10        7.083955            -       0.51%        0.55%     (15.48%)

   Templeton International Securities Fund              209        8.609379            2       5.13%        0.55%     (16.21%)

   Templeton Developing Markets Securities Fund         251        7.379238            2       1.76%        0.55%      (8.59%)

   Templeton Mutual Shares Securities Fund               10       11.782983            -       1.74%        0.55%       6.72%


* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.




                                                                 67

                           METLIFE INVESTORS INSURANCE
                              COMPANY OF CALIFORNIA
                (Formerly Cova Financial Life Insurance Company)
       (a wholly owned subsidiary of MetLife Investors Insurance Company)

                              FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000 AND 1999

                        AND INDEPENDENT AUDITORS' REPORT

Independent Auditors' Report


The Board of Directors
MetLife Investors Insurance Company of California
   (Formerly Cova Financial Life Insurance Company)
Newport Beach, California


We have audited the accompanying balance sheets of MetLife Investors Insurance Company of California (formerly Cova Financial Life Insurance Company) (the "Company") as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits. The financial statements of the Company for the year ended December 31, 1999 (Predecessor Company operations) were audited by other auditors whose report dated February 4, 2000 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such 2001 and 2000 financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company of California as of December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 1 to the financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the financial statements for the periods subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
Cova Financial Life Insurance Company:


We have audited the statements of operations, shareholders' equity, and cash flows of Cova Financial Life Insurance Company (now known as MetLife Investors Insurance Company of California) (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) for the year ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of Cova Financial Life Insurance Company's operations, shareholders' equity, and their cash flows for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP


Chicago, Illinois
February 4, 2000


                           METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                           (Formerly Cova Financial Life Insurance Company)
                  (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                            BALANCE SHEETS
                                      DECEMBER 31, 2001 AND 2000
                           (Dollars in thousands, except per share amounts)


                                                                               2001           2000
                                                                             ----------    ----------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value                         $ 116,692     $ 100,263
  Mortgage loans on real estate                                                  4,249         4,336
  Policy loans                                                                     957         1,102
  Short-term investments                                                           786           284
                                                                             ----------    ----------
    Total investments                                                          122,684       105,985
Cash and cash equivalents                                                        9,949         6,133
Accrued investment income                                                        1,655         1,641
Premiums and other receivables                                                   1,382         1,232
Deferred policy acquisition costs                                               21,522        19,325
Current income taxes                                                               317            75
Deferred income taxes                                                                -           404
Other assets                                                                     2,351         7,211
Separate account assets                                                        215,822       209,032
                                                                             ----------    ----------
    Total assets                                                             $ 375,682     $ 351,038
                                                                             ==========    ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
 Liabilities:
   Future policy benefits                                                    $   6,824     $   6,828
   Policyholder account balances                                               112,572       108,429
   Deferred income taxes payable                                                   770             -
   Other liabilities                                                             4,417         2,114
   Separate account liabilities                                                215,822       209,022
                                                                             ----------    ----------
    Total liabilities                                                          340,405       326,393
                                                                             ----------    ----------
Commitments and contingencies (Note 5)

Stockholder's Equity:
   Common stock, par value $233,34 per share: 30,000 shares authorized:
     12,000 shares issued and outstanding at December 31, 2001 and 2000          2,800         2,800
   Additional paid-in capital                                                   31,802        22,802
   Retained earnings (deficit)                                                     420        (1,286)
   Accumulated other comprehensive income                                          255           329
                                                                             ----------    ----------
    Total stockholder's equity                                                  35,277        24,645
                                                                             ----------    ----------
    Total liabilities and stockholder's equity                               $ 375,682     $ 351,038
                                                                             ==========    ==========


                           See accompanying notes to financial statements.

                                                  F-3

                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                               (Formerly Cova Financial Life Insurance Company)
                      (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                             STATEMENTS OF INCOME
                             FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                            (Dollars in thousands)



                                                                                                |Predecessor's
                                                                                                |    Basis
                                                                           2001         2000    |     1999
                                                                         ---------    --------- |   ---------
                                                                                                |
REVENUES                                                                                        |
Premiums                                                                 $    684     $    543  |   $  1,041
Universal Life and investment-type product policy fees                      3,369        2,840  |      2,215
Net investment income                                                       9,128        8,919  |      7,663
Other revenues                                                                100          221  |        382
Net investment gains (losses)(net of amounts allocable to deferred                              |
   acquisition costs of $397, $(617) and $(226), respectively)                196       (1,193) |       (226)
                                                                         ---------    --------- |   ---------
          Total revenues                                                   13,477       11,330  |     11,075
                                                                         ---------    --------- |   ---------
                                                                                                |
EXPENSES                                                                                        |
Policyholder benefits                                                       2,141        1,026  |      1,479
Interest credited to policyholder account balances                          4,947        6,133  |      6,064
Other expenses (excludes amounts directly related to net investment                             |
     gains (losses) of $397, $(617) and $(226), respectively                3,750        5,923  |      3,178
                                                                         ---------    --------- |   ---------
          Total expenses                                                   10,838       13,082  |     10,721
                                                                         ---------    --------- |   ---------
                                                                                                |
Income (loss) before provision (benefit) for income taxes                   2,639       (1,752) |        354
Provision (benefit) for income taxes                                          933         (466) |        194
                                                                         ---------    --------- |   ---------
Net income (loss)                                                        $  1,706     $ (1,286) |   $    160
                                                                         =========    ========= |   =========




                                See accompanying notes to financial statements.


                                                      F-4

                                   METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                    (Formerly Cova Financial Life Insurance Company)
                           (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                           STATEMENTS OF STOCKHOLDER'S EQUITY
                                  FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                 (Dollars in thousands)

                                                                                             Accumulated
                                                                   Additional     Retained     Other
                                                        Common      Paid-in       Earnings  Comprehensive
Predecessor's Basis                                     Stock       Capital       (Deficit)   Income(Loss)     Total
-------------------                                   ---------     ---------     --------- --------------   ---------
Balance at January 1, 1999                            $  2,800      $ 14,523      $  1,833      $    333     $ 19,489
                                                      ---------     ---------     ---------     ---------    ---------
Capital contribution                                                   1,000                                    1,000
Comprehensive loss:
  Net income                                                                           160                        160
  Other comprehensive loss:
    Unrealized investment losses, net of related
      offsets, reclassification adjustments and
       income taxes                                                                               (2,019)      (2,019)
                                                                                                             ---------
  Comprehensive loss                                                                                           (1,859)
                                                      ---------     ---------     ---------     ---------    ---------
Balance at December 31, 1999                          $  2,800      $ 15,523      $  1,993      $ (1,686)    $ 18,630
                                                      =========     =========     =========     =========    =========
----------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2000                            $  2,800      $ 18,802      $      -      $      -     $ 21,602
Capital contribution                                                   4,000                                    4,000
Comprehensive loss:
  Net loss                                                                           (1,286)                   (1,286)
   Other comprehensive loss:
     Unrealized investment gains, net of related
       offsets, reclassification adjustments and
        income taxes                                                                                 329          329
                                                                                                             ---------
   Comprehensive loss                                                                                            (957)
                                                      ---------     ---------     ---------     ---------    ---------
Balance at December 31, 2000                             2,800        22,802        (1,286)          329       24,645
Capital contribution                                                   9,000                                    9,000
Comprehensive income:
  Net income                                                                         1,706                      1,706
   Other comprehensive income:
     Unrealized investment losses, net of related
       offsets, reclassification adjustments and
        income taxes                                                                                 (74)         (74)
                                                                                                             ---------
   Comprehensive income                                                                                         1,632
                                                      ---------     ---------     ---------     ---------    ---------
Balance at December 31, 2001                          $  2,800      $ 31,802      $    420      $    255     $ 35,277
                                                      =========     =========     =========     =========    =========



                                    See accompanying notes to financial statements.



                                          METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                          (Formerly Cova Financial Life Insurance Company)
                                 (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                                      STATEMENTS OF CASH FLOWS
                                        FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                       (Dollars in thousands)

                                                                                                                      |Predecessor's
                                                                                                                      |    Basis
                                                                                                2001          2000    |    1999
                                                                                              ---------     --------- | -----------
CASH FLOWS FROM OPERATING ACTIVITIES                                                                                  |
Net income (loss)                                                                             $  1,706      $ (1,286) |  $    160
 Adjustments to reconcile net income (loss) to net cash provided by operating activities:                             |
   Depreciation and amortization expense                                                          (899)         (932) |       175
   (Gains) losses from sales of investments, net                                                  (196)        1,193  |       226
   Interest credited to policyholder account balances                                            4,947         6,133  |     6,064
   Universal life and investment-type product policy fees                                       (3,369)       (2,840) |    (2,215)
   Change in accrued investment income                                                             (14)          (17) |        17
   Change in premiums and other receivables                                                      2,193        13,435  |    16,726
   Change in deferred policy acquisitions costs, net                                            (2,197)          855  |    (6,837)
   Change in insurance related liabilities                                                          (4)          320  |       516
   Change in income taxes payable                                                                  932          (467) |       193
   Change in other liabilities                                                                     (40)       (1,480) |      (111)
   Other, net                                                                                    4,268          (823) |     3,801
                                                                                              ---------     --------- |  ---------
 Net cash provided by operating activities                                                       7,327        14,091  |    18,715
                                                                                              ---------     --------- |  ---------
                                                                                                                      |
CASH FLOWS FROM INVESTING ACTIVITIES                                                                                  |
 Sales maturities and repayments:                                                                                     |
    Fixed maturities                                                                            50,732         8,311  |    10,775
    Mortgage loans on real estate                                                                  100         1,067  |       766
 Purchases of:                                                                                                        |
    Fixed maturities                                                                           (65,556)      (12,065) |   (13,163)
    Mortgage loans on real estate                                                                    -             -  |      (990)
 Net change in short-term investments                                                             (502)         (284) |         -
 Net change in policy loans                                                                        145          (164) |       285
 Other, net                                                                                          5             -  |         -
                                                                                              ---------     --------- |  ---------
Net cash used in investing activities                                                          (15,076)       (3,135) |    (2,327)
                                                                                              ---------     --------- |  ---------
                                                                                                                      |
CASH FLOWS FROM FINANCING ACTIVITIES                                                                                  |
 Policyholder account balances:                                                                                       |
   Deposits                                                                                     16,809        29,837  |    34,755
   Withdrawals                                                                                 (14,244)      (40,859) |   (56,933)
 Capital contributions                                                                           9,000         4,000  |     1,000
                                                                                              ---------     --------- |  ---------
Net cash provided by (used in) financing activities                                             11,565        (7,022) |   (21,178)
                                                                                              ---------     --------- |  ---------
Change in cash and cash equivalents                                                              3,816         3,934  |    (4,790)
Cash and cash equivalents, beginning of year                                                     6,133         2,199  |     6,989
                                                                                              ---------     --------- |  ---------
Cash and cash equivalents, end of year                                                        $  9,949      $  6,133  |  $  2,199
                                                                                              =========     ========= |  =========


                                           See accompanying notes to financial statements.


                                                                 F-6

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                (Formerly Cova Financial Life Insurance Company)
       (a wholly owned subsidiary of MetLife Investors Insurance Company)
                          NOTES TO FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BUSINESS

          MetLife Investors Insurance Company of California (formerly Cova Financial Life Insurance Company) (the "Company"), a California domiciled life insurance company, is a wholly owned subsidiary of MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company) ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company ("GALIC"), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation ("GenAmerica"). GenAmerica is a wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"), a New York domiciled life insurance company.

          The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

     BASIS OF PRESENTATION

          The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The California State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the California Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

          On January 6, 2000, GenAmerica and all of its holdings were acquired by Metropolitan Life for $1.2 billion in cash.

          As a result of the acquisition, the financial statements for the periods subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable. For the period prior to the date of the acquisition, the balances are referred to as "Predecessor's Basis".

          The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $21,602 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the acquisition as if it took place on January 1, 2000.

          The excess of the net purchase price over the fair value of net assets acquired of approximately $2,530 thousand was recorded as goodwill and has been amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Accounting Pronouncements" below). This new basis of accounting resulted in an increase in stockholder's equity of approximately $2,972 thousand on January 1, 2000. The Company's financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

          The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

     INVESTMENTS

          The Company primarily invests in fixed maturities and mortgage loans; both are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

          The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income (losses), net of policyholder related amounts and deferred income taxes. The cost of fixed maturities are adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

          Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

          Policy loans are stated at unpaid principal balances.

          Short-term investments are stated at amortized cost, which approximates fair value.

     CASH AND CASH EQUIVALENTS

          The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

     DEFERRED POLICY ACQUISITION COSTS

          The Company incurs significant costs in connection with acquiring new insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business (and additional charges to the policyholders) and certain economic variables, such as inflation. These factors enter into management's estimates of gross profits which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred.

          Costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

          Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

          Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

          Deferred policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

          Value of business acquired ("VOBA"), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The Company recorded VOBA of $20,180 thousand as a result of the acquisition of GenAmerica by Metropolitan Life.

          Information regarding deferred policy acquisition costs is as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                          2001           2000
                                                       -----------   -----------
                                                         (Dollars in thousands)
     Balance at January 1                              $   19,325    $   20,180
     Capitalization of policy acquisition costs             3,617         4,298
                                                       -----------   -----------
          Total                                            22,942        24,478
                                                       -----------   -----------
     Amortization allocated to:
       Net investment gains (losses)                          397          (617)
       Unrealized investment gains                            350         1,220
       Other expenses                                         673         4,550
                                                       -----------   -----------
          Total amortization                                1,420         5,153
                                                       -----------   -----------
     Balance at December 31                            $   21,522        19,325
                                                       ===========   ===========


          Amortization of deferred policy acquisition costs is allocated to (1) investment gains and losses to provide statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and
     (3) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

          Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

     GOODWILL

          The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over a period of 20 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.


                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                          2001           2000
                                                       -----------   -----------
                                                         (Dollars in thousands)
                                                       -------------------------

     Net Balance at January 1                          $    2,404    $    2,530
     Amortization                                            (126)         (126)
                                                       -----------   -----------
     Net Balance at December 31                        $    2,278    $    2,404
                                                       ===========   ===========


                                                              DECEMBER 31,
                                                       -------------------------
                                                           2001         2000
                                                       -----------   -----------
                                                         (Dollars in thousands)
                                                       -------------------------

     Accumulated Amortization                          $      252    $      126
                                                       ===========   ===========

     See "Application of Accounting Pronouncements" below regarding changes in amortization and impairment testing effective January 1, 2002.

     FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

          The Company recognizes its liability for policy amounts that are not subject to policyholder mortality or longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2001 was 6.27%.

          Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For SPDA and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuity contract holder.

          The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

          Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

          Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

          Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

          Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

          Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 87%, 97% and 94% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 2001, 2000, and 1999, respectively.

          All policy reserves are established as the present value of estimated future policy benefits such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

     RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

          Premiums related to annuity policies with life contingencies are recognized as revenues when due.

          Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     INCOME TAXES

          The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

          The Company files a consolidated federal income tax return with MLIIC and First MetLife Insurance Company ("FMLIIC"). The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

     REINSURANCE

          Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

          In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

     SEPARATE ACCOUNTS

          Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

          Certain amounts in the prior year's financials statements have been reclassified to conform to the 2001 presentation.

     APPLICATION OF ACCOUNTING PRONOUNCEMENTS

          Effective January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment to FASB Statement No. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no impact to either net income or comprehensive income, as the Company has not entered into any derivative contracts.

          Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's financial statements.

          Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue ("EITF") No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's financial statements.

          In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $126 thousand for both of the years ended December 31, 2001 and 2000. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the impairment requirements by December 31, 2002.

          In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's financial statements at the date of adoption.

          Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's financial statements.

          Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk,
     (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's financial statements.

2.   INVESTMENTS

     FIXED MATURITIES

     Fixed maturities at December 31, 2001 were as follows:

                                                                  Cost or        Gross Unrealized
                                                                 Amortized    ----------------------    Estimated
                                                                   Cost         Gain         Loss      Fair Value
                                                                 ---------    ---------    ---------    ---------
                                                                              (Dollars in thousands)
                                                                              ----------------------
          Bonds:

            U.S. Treasury securities and obligations of U.S.
              government corporations and agencies               $  6,983     $      -     $    129     $  6,854
            Foreign governments                                       930           70            -        1,000
            Corporate                                              58,887        2,292          217       60,962
            Mortgage- and asset-backed securities                  47,816          653          593       47,876
                                                                 ---------    ---------    ---------    ---------
            Total fixed maturities                               $114,616     $  3,015     $    939     $116,692
                                                                 =========    =========    =========    =========


     Fixed maturities at December 31, 2000 were as follows:

                                                                  Cost or        Gross Unrealized
                                                                 Amortized    ----------------------    Estimated
                                                                   Cost         Gain         Loss      Fair Value
                                                                 ---------    ---------    ---------    ---------
                                                                              (Dollars in thousands)
                                                                              ----------------------
          Bonds:

          U.S. Treasury securities and obligations of U.S.
             government corporations and agencies                $    921     $    124     $      -     $  1,045
           Corporate                                               67,287        1,831          840       68,278
           Mortgage- and asset-backed securities                   30,328          669           57       30,940
                                                                 ---------    ---------    ---------    ---------
           Total bonds                                           $ 98,536     $  2,624     $    897     $100,263
                                                                 =========    =========    =========    =========


          The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,894 thousand and $1,420 thousand at December 31, 2001 and 2000, respectively. Non-income producing fixed maturities were insignificant.

          The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:


                                                        Cost or
                                                       Amortized       Estimated
                                                          Cost        Fair Value
                                                       ---------      ----------
                                                        (Dollars in thousands)
          Bonds

          Due in one year or less                      $  4,288        $  4,409
          Due after one year through five years          37,251          38,147
          Due after five years through ten years         19,602          20,518
          Due after ten years                             5,659           5,742
                                                       ---------       ---------
               Total                                     66,800          68,816
          Mortgage- and asset-backed securities          47,816          47,876
                                                       ---------       ---------
              Total bonds                              $114,616        $116,692
                                                       =========       =========


          Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

          Sales of securities classified as available-for-sale were as follows:

                                                                  |PREDECESSOR'S
                                         YEARS ENDED DECEMBER 31, |    BASIS
                                         -------------------------|  -----------
                                             2001         2000    |     1999
                                         -----------   -----------|  -----------
                                          (Dollars in thousands)  |
                                         -------------------------|
     Proceeds                            $   34,259    $   11,963 |  $   25,987
     Gross investment gains              $    1,608    $       81 |  $      166
     Gross investment losses             $      677    $      774 |  $      125


          Gross investment losses above exclude writedowns recorded during 2001, 2000 and 1999 for other than temporarily impaired available for sale securities of $354 thousand $1,117 thousand and $493 thousand, respectively.

          Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     MORTGAGE LOANS ON REAL ESTATE

          Mortgage loans were $4,249 thousand and $4,336 thousand for the years ended December 31, 2001 and 2000, respectively. There was no valuation allowance in either year.

          Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 22.2%, 21.8% and 22.3% of the properties were located in California, South Carolina and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

     NET INVESTMENT INCOME

          The components of net investment income were as follows:

                                                                                    |PREDECESSOR'S
                                                            YEARS ENDED DECEMBER 31,|     BASIS
                                                           -------------------------|  -----------
                                                              2001          2000    |     1999
                                                           -----------   -----------|  -----------
                                                            (Dollars in thousands)  |
                                                           -------------------------|
     Fixed maturities                                      $    8,106    $    8,116 |  $    7,119
     Mortgage loans on real estate                                354           102 |         401
     Policy loans                                                  75            81 |          82
     Cash, cash equivalents and short-term investments            652           719 |         185
     Other                                                        (51)           23 |           1
                                                           -----------   -----------|  -----------
          Total                                                 9,136         9,041 |       7,788
     Less:  Investment expenses                                    (8)         (122)|        (125)
                                                           -----------   -----------|  -----------
          Total investment income                          $    9,128    $    8,919 |  $    7,663
                                                           ===========   ===========|  ===========

     NET INVESTMENT GAINS (LOSSES)

                                                                                    |PREDECESSOR'S
                                                            YEARS ENDED DECEMBER 31,|     BASIS
                                                           -------------------------|  -----------
                                                              2001          2000    |     1999
                                                           -----------   -----------|  -----------
                                                            (Dollars in thousands)  |
                                                           -------------------------|
                                                                                    |
     Fixed maturities                                      $      577    $   (1,810)|  $     (452)
     Real estate and real estate joint ventures                    16             - |           -
                                                           -----------   -----------|  -----------
          Total                                                   593        (1,810)|        (452)
                                                                                    |
     Amounts allocable to deferred acquisition costs             (397)          617 |         226
                                                           -----------   -----------|  -----------
          Net realized investment gains (losses)           $      196    $   (1,193)|  $     (226)
                                                           ===========   ===========|  ===========

          Investment gains and losses have been reduced by deferred policy acquisition amortization to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

          The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                                    |PREDECESSOR'S
                                                            YEARS ENDED DECEMBER 31,|     BASIS
                                                           -------------------------|  -----------
                                                              2001          2000    |     1999
                                                           -----------   -----------|  -----------
                                                            (Dollars in thousands)  |
                                                           -------------------------|
     Fixed maturities                                      $    2,076    $    1,727 |  $   (6,122)
     Other invested assets                                        (74)           -  |           -
                                                           -----------   -----------|  -----------
                                                                2,002         1,727 |      (6,122)
                                                           -----------   -----------|  -----------
     Amounts allocable to:                                                          |
        Deferred policy acquisition costs                      (1,570)       (1,220)|       3,528
     Deferred income taxes                                       (177)         (178)|         908
                                                           -----------   -----------|  -----------
        Total                                                  (1,747)       (1,398)|       4,436
                                                           -----------   -----------|  -----------
          Net unrealized investment gains (loses)          $      255    $      329 |  $   (1,686)
                                                           ===========   ===========|  ===========

          The changes in net unrealized investment gains (losses) were as follows:

                                                                                    |PREDECESSOR'S
                                                            YEARS ENDED DECEMBER 31,|     BASIS
                                                           -------------------------|  -----------
                                                              2001          2000    |     1999
                                                           -----------   -----------|  -----------
                                                            (Dollars in thousands)  |
                                                           -------------------------|
     Balance at January 1                                  $      329    $        - |  $      333
     Unrealized investment (losses) gains during the year         275         1,727 |      (6,455)
     Unrealized investment gains (losses) relating to:                              |
       Deferred policy acquisition costs                         (350)       (1,220)|       3,528
     Deferred income taxes                                          1          (178)|         908
                                                           -----------   -----------|  -----------
     Balance at December 31                                $      255           329 |  $   (1,686)
                                                           ===========   ===========|  ===========
     Net change in unrealized investment (losses) gains    $      (74)   $      329 |  $   (2,019)
                                                           ===========   ===========|  ===========


3.   FAIR VALUE INFORMATION

          The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

          Amounts related to the Company's financial instruments were as follows:


                                                        Carrying     Estimated
     DECEMBER 31, 2001                                    Value      Fair Value
     -----------------                                 -----------   -----------
                                                         (Dollars in thousands)
     ASSETS:
       Fixed maturities                                $  116,692    $  116,692
       Mortgage loans on real estate                        4,249         4,508
       Policy loans                                           957           957
       Short-term investments                                 786           786
       Cash and cash equivalents                            9,949         9,949

     LIABILITIES:
       Policyholder account balances                      112,572       102,648

                                                        Carrying     Estimated
     DECEMBER 31, 2000                                    Value      Fair Value
     -----------------                                 -----------   -----------
                                                         (Dollars in thousands)

     Assets:
       Fixed maturities                                $  100,263    $  100,263
       Mortgage loans on real estate                        4,336         4,610
       Policy loans                                         1,102         1,102
       Short-term investments                                 284           284
       Cash and cash equivalents                            6,133         6,133

     LIABILITIES:
        Policyholder account balances                     108,181       104,784


          The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

     FIXED MATURITIES

          The fair value of fixed maturities is based upon quotations published by applicable exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

     MORTGAGE LOANS ON REAL ESTATE

          Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     POLICY LOANS

          The carrying values for policy loans approximate fair value.

     CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

          The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

     POLICYHOLDER ACCOUNT BALANCES

          The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

4.   SEPARATE ACCOUNTS

          Separate accounts reflect one category of risk assumption: non-guaranteed separate accounts totaling $215,822 thousand and $209,032 thousand at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

          Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $3,369 thousand, $2,840 thousand and $2,215 thousand for the years ended December 31, 2001, 2000 and 1999, respectively.

5.   COMMITMENTS AND CONTINGENCIES

          There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect on the Company.

6.   INCOME TAXES

          The provision (benefit) for income taxes was as follows:

                                                                  |PREDECESSOR'S
                                          YEARS ENDED DECEMBER 31,|     BASIS
                                          ------------------------| -----------
                                              2001         2000   |    1999
                                          -----------  -----------| -----------
                                           (Dollars in thousands) |
                                          ------------------------|
     Current:                                                     |
       Federal                            $     (242)  $        - | $     (246)
     Deferred:                                                    |
       Federal                                 1,175         (466)|        440
                                          -----------  -----------| -----------
     Provision (benefit) for income taxes $      933   $     (466)| $      194
                                          ===========  ===========| ===========


          Reconciliations of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                                  |PREDECESSOR'S
                                          YEARS ENDED DECEMBER 31,|    BASIS
                                          ------------------------| -----------
                                              2001         2000   |    1999
                                          -----------  -----------| -----------
                                           (Dollars in thousands) |
                                          ------------------------|
                                                                  |
     Tax provision (benefit) at U.S.                              |
       statutory rate                     $      924   $    (613) | $      124
     Tax effect of:                                               |
       Tax exempt investment income              (36)           - |       (115)
       Goodwill amortization                      44           44 |         39
       Valuation allowance                         -            - |        173
       Return to provision adjustment              -           99 |          -
       Other, net                                  1            4 |        (27)
                                          -----------  -----------| -----------
     Provision (benefit) for income taxes $      933   $     (466)| $      194
                                          ===========  ===========| ===========

          Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                        ------------------------
                                                            2001         2000
                                                        -----------  -----------
                                                         (Dollars in thousands)
                                                        ------------------------

     Deferred income tax assets:
       Reserve for future policy benefits               $    2,126   $    2,547
       Tax basis of intangible assets purchased                460          515
       Investments                                             797          771
       Loss and credit carryforwards                         2,674          962
       Other, net                                              287          965
                                                        -----------  -----------
       Gross deferred tax assets                             6,344        5,760
         Less valuation allowance                              173          173
                                                        -----------  -----------
                                                             6,171        5,587
                                                        -----------  -----------

     Deferred income tax liabilities:
       Deferred policy acquisition costs                     6,392        4,926
       Net unrealized investment gains                         177          178
       Other                                                   372           79
                                                        -----------  -----------
                                                             6,941        5,183
                                                        -----------  -----------
     Net deferred income tax (liability) asset          $     (770)  $      404
                                                        ===========  ===========

          The Company has recorded a valuation allowance related to certain tax benefits. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain impaired securities will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

          The Company has net operating loss carryforwards amounting to $6,700 thousand at December 31, 2001, which expire between 2014 and 2016. The Company also has $900 thousand in capital loss carryforwards at December 31, 2001 which will expire in 2005 and 2006.

          Xerox Financial Services, Inc. and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of the election, the tax basis of the Company's assets as of the date of the GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2,900 thousand for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

          The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is being audited for the years 1995-2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

7.   REINSURANCE

          Effective April 1, 2001, the Company entered into a Yearly Renewable Term ("YRT") reinsurance agreement with Exeter Reassurance Company, Limited (a Metropolitan Life affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company ceded reserves of $2 thousand at December 31, 2001. The Company recognized operating income of approximately $10 thousand from this transaction in 2001.

          Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to Metropolitan Life. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to Metropolitan Life was approximately $14,000 thousand and $15,000 thousand at December 31, 2000 and 1999, respectively. Net earnings to Metropolitan Life from that business are experience refunded to the Company. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by Metropolitan Life of new business and renewed SPDA business during this period.

          On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company ("XFLIC"), from Xerox Financial Services, Inc. ("XFSI"), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company ("OakRe"), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

          The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

          On July 1, 2000, the Company recaptured all of the existing SPDA ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized operating income of approximately $50 thousand related to the recapture.

          The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks and to provide additional capacity for future growth. Risks in excess of $125 thousand on single survivorship policies and on joint survivorship policies are 100 percent coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

8.   RELATED-PARTY TRANSACTIONS

          The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2001. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG"), formerly Security First Group, and MetLife Investors Distribution Company, formerly MetLife Distributors, Inc., provide distribution services to the Company. Expenses and fees paid to affiliated companies in 2001 by the Company were $1,833 thousand.

          Prior to the Company's 2001 agreement, the Company had a contractual agreement for management, operations, and servicing with its affiliated companies. The affiliated companies were Cova Life Management Company ("CLMC"), a Delaware corporation, which provided management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and Metropolitan Life, which provided investment advice; and Cova Life Administration Service Company, which provided underwriting, policy issuance, claims, and other policy administration functions. Expenses and fees paid to affiliated companies in 2000 and 1999 by the Company were $2,148 thousand and $2,497 thousand, respectively.

          Management believes intercompany expenses are calculated on a reasonable basis, however these cost may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

          In 2001, 2000 and 1999, the Company received a cash capital contribution of $9,000 thousand $4,000 thousand and $1,000 thousand, respectively, from MLIIC.

9.   OTHER EXPENSES

          Other expenses were comprised of the following:

                                                                        YEARS ENDED DECEMBER 31,
                                                                           2001           2000
                                                                       ------------   ------------
                                                                          (Dollars in thousands)
                                                                       ---------------------------
     Compensation                                                      $       311    $       942
     Commissions                                                             3,340          3,123
     Amortization of policy acquisition costs (excludes amortization of $397, $(6l7) and $(226), respectively, related to realized
       investment gains (losses))                                              673          4,550
     Capitalization of policy acquisition costs                             (3,617)        (4,298)
     Rent, net of sublease income                                              379            468
     Other                                                                   2,664          1,138
                                                                       ------------   ------------
          Total other expenses                                         $     3,750    $     5,923
                                                                       ============   ============

10.  STOCKHOLDER'S EQUITY

     DIVIDEND RESTRICTIONS

          Only dividends from earned surplus can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner. As such, no dividends are permissible in 2002 without prior approval of the insurance commissioner.

     STATUTORY EQUITY AND INCOME

          Applicable insurance department regulations require that the insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. Statutory net losses of the Company, as filed with the Department, was $2,759 thousand, $4,470 thousand and $1,479 thousand for the years ended December 31, 2001, 2000 and 1999, respectively; statutory capital and surplus, as filed, was $15,169 thousand and $9,066 thousand at December 31, 2001 and 2000, respectively.

                                                                            DECEMBER 31,
                                                                   -----------------------------
                                                                       2001             2000
                                                                   -------------   -------------
                                                                      (Dollars in thousands)

     Statutory capital and surplus                                 $     15,169    $      9,066
     GAAP adjustments for:
       Future policy benefits and policyholders account balances          2,346           1,369
       Deferred policy acquisition costs                                 21,522          19,325
       Deferred income taxes                                             (1,190)            404
       Valuation of investments                                          (1,401)         (2,625)
       Statutory asset valuation reserves                                   100             105
       Statutory interest maintenance reserve                                 -              53
       Other, net                                                        (1,269)         (3,052)
                                                                   -------------   -------------
     Stockholder's equity                                          $     35,277    $     24,645
                                                                   =============   =============

          The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective on January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance increased the Company's capital and surplus by approximately $420 thousand as of January 1, 2001 which primarily relates to accounting principles regarding income taxes. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

11.  OTHER COMPREHENSIVE (LOSS) INCOME

          The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive (loss) income in the current or prior year:

                                                                                                               |PREDECESSOR'S
                                                                                    YEARS ENDED DECEMBER 31,   |    BASIS
                                                                                   --------------------------- | ------------
                                                                                       2001            2000    |     1999
                                                                                   ------------   ------------ | ------------
                                                                                     (Dollars in thousands)    |
                                                                                   --------------------------- |
     Holding gains (losses) on investments arising during the year                 $     1,881    $       857  | $    (2,259)
     Income tax effect of ho1ding gains or losses                                            4           (300) |         300
     Reclassification adjustments:                                                                             |
       Recognized holding losses (gains) included in current year income                  (593)          (350) |         (93)
       Amortization of premium and discount on investments                              (1,013)                |
       Recognized holding (losses) gains allocated to other policyholder amounts           397                 |
       Income tax effect                                                                    (1)           122  |          33
     Allocation of holding (gains) losses on investments relating to other                                     |
       policyholder amounts                                                               (747)                |
     Income tax effect of allocation of holding gains or losses to other                                       |
       policyholder amounts                                                                 (2)                |
                                                                                   ------------   ------------ | ------------
                                                                                                               |
     Other comprehensive (loss) income                                             $       (74)   $       329  | $    (2,019)
                                                                                   ============   ============ | ============

APPENDIX A--
ILLUSTRATION OF POLICY VALUES


In order to show you how the Policy works, we created some hypothetical examples. To illustrate the Single Life Policy, we chose a male age 45. To illustrate the Joint and Last Survivor Policy, we chose a husband and wife ages
65. Our hypothetical Insureds are non-smokers and in good health which means the Policy would be issued with preferred rates. For each of the examples, we have illustrated all three available Death Benefit Options: Option A, Option B and Option C. We assumed ongoing annual premiums paid of $3,000 for the Single Life Policy example and $5,000 for the Joint and Last Survivor Policy example.

All of the illustrations that follow are based on the above. We also assumed the underlying investment portfolio had gross rates of return of 0%, 6% and 12%. This means that the underlying investment portfolio would earn these rates of return before the deduction of the Mortality and Expense Risk Charge (equivalent to .55% for Policy Years 1-10, .25% for Policy Years 11-20 and .05% thereafter) and advisory fee and operating expenses (equal, on annual basis, to approximately 0.81%, assuming a simple arithmetic average of the expenses of the investment portfolios currently avaliable under the Policies). The illustrations also assume that the waivers and/or reimbursements, if any, for the underlying investment portfolios will continue for the periods shown.) See the Investment Fund Expenses Table in the Summary of this prospectus for the expenses of the underlying Investment Funds, both before and after waivers and/or reimbursements.) When these costs are taken into account, the net annual investment return rates are:


                 Current Charges        Guaranteed Charges

Gross           0.00% 6.00% 12.00%       0.00% 6.00% 12.00%
Years 1-10     -1.36% 4.64% 10.64%      -1.36% 4.64% 10.64%
Years 11-20    -1.06% 4.94% 10.94%      -1.26% 4.74% 10.74%
Years 21 +     -0.86% 5.14% 11.14%      -1.16% 4.84% 10.84%

The Policy will lapse if you do not make additional premiums where 0% is used in the illustrations.

It is important to be aware that these illustrations assume a level rate of return for all years. The actual rates of return will move up and down over the years instead of remaining level, which may make a big difference in the long-term investment results of your Policy (even if actual returns averaged 0%, 6%, and 12%). Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless you pay more than the stated premium. In order to properly show you how the Policy actually works, we calculated values for the Accumulation Account Value, Cash Surrender Value and Death Benefit.

We used the charges we described in the Expenses Section of this prospectus. These charges are:

(1) A Federal tax charge of 1.3% and a Premium Tax Charge of 2.0% of each premium paid;
(2) A Sales Charge of 5% of premium in Policy Years 1-10 and 2% of premium in Policy Years 11 and thereafter;

(3) A Monthly Policy Charge of $25 for the first Policy year, decreasing to $6 per month thereafter;

(4) During the first ten years, a monthly Selection and Issue Expense Charge, generally ranging from four cents to one dollar per $1,000 of Face Amount;

(5) The Monthly Cost of Insurance Charge, based on both the current charges and the guaranteed charges;

(6) Any Surrender Charge which may be applicable in determining the Cash Surrender Values.

There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the annual premiums paid would grow if invested at 5% per year.

We will furnish you, upon request, a comparable personalized illustration reflecting the proposed Insured's age, risk classification, Face Amount, premiums paid and reflecting both the current cost of insurance and guaranteed cost of insurance.



                                          METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                                     HYPOTHETICAL ILLUSTRATION

                                                            Single Life
                                              Male, Issue Age 45, Preferred Rate Class
                                $3,000 Annual Premium Death Benefit Option A Face Amount of $250,000

                                                 Assuming CURRENT Cost of Insurance

                                HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                 INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             3,150      1,767         417     250,000       1,901         551    250,000        2,036         686    250,000
      2             6,458      3,640       2,290     250,000       4,026       2,676    250,000        4,428       3,078    250,000
      3             9,930      5,393       4,043     250,000       6,151       4,801    250,000        6,975       5,625    250,000
      4            13,577      7,063       5,713     250,000       8,316       6,966    250,000        9,733       8,383    250,000
      5            17,406      8,670       7,320     250,000      10,539       9,189    250,000       12,743      11,393    250,000
      6            21,426     10,222       9,022     250,000      12,835      11,635    250,000       16,044      14,844    250,000
      7            25,647     11,730      10,830     250,000      15,216      14,316    250,000       19,677      18,777    250,000
      8            30,080     13,194      12,594     250,000      17,685      17,085    250,000       23,679      23,079    250,000
      9            34,734     14,609      14,309     250,000      20,243      19,943    250,000       28,085      27,785    250,000
     10            39,620     15,970      15,970     250,000      22,887      22,887    250,000       32,933      32,933    250,000

     15            67,972     24,381      24,381     250,000      40,600      40,600    250,000       69,638      69,638    250,000
     20           104,158     31,296      31,296     250,000      62,338      62,338    250,000      131,426     131,426    250,000
     25           150,340     34,903      34,903     250,000      88,307      88,307    250,000      238,340     238,340    276,475
     30           209,282     32,865      32,865     250,000     118,657     118,657    250,000      420,443     420,443    449,874


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.





                                          METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION

                                                            Single Life
                                              Male, Issue Age 45, Preferred Rate Class
                                $3,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                                                 Assuming CURRENT Cost of Insurance

                                  HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                   INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             3,150      1,765         415     251,765       1,899         549    251,899        2,034         684    252,034
      2             6,458      3,633       2,283     253,633       4,017       2,667    254,017        4,419       3,069    254,419
      3             9,930      5,375       4,025     255,375       6,131       4,781    256,131        6,952       5,602    256,952
      4            13,577      7,031       5,681     257,031       8,277       6,927    258,277        9,687       8,337    259,687
      5            17,406      8,617       7,267     258,617      10,474       9,124    260,474       12,663      11,313    262,663
      6            21,426     10,145       8,945     260,145      12,736      11,536    262,736       15,917      14,717    265,917
      7            25,647     11,624      10,725     261,624      15,073      14,173    265,073       19,486      18,586    269,486
      8            30,080     13,054      12,454     263,054      17,489      16,889    267,489       23,405      22,805    273,405
      9            34,734     14,430      14,130     264,430      19,981      19,681    269,981       27,704      27,404    277,704
     10            39,620     15,745      15,745     265,745      22,545      22,545    272,545       32,415      32,415    282,415

     15            67,972     23,762      23,762     273,762      39,463      39,463    289,463       67,532      67,532    317,532
     20           104,158     29,997      29,997     279,997      59,438      59,438    309,438      124,774     124,774    374,774
     25           150,340     32,254      32,254     282,254      81,045      81,045    321,045      217,656     217,656    467,656
     30           209,282     27,962      27,962     277,962     101,373     101,373    351,373      366,605     366,605    616,605


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.




                                        METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION

                                                            Single Life
                                              Male, Issue Age 45, Preferred Rate Class
                                $3,000 Annual Premium Death Benefit Option C Face Amount of $250,000



                                                 Assuming CURRENT Cost of Insurance

                                  HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                   INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             3,150      1,767         417     250,000       1,901         551    250,000        2,036         686    250,000
      2             6,458      3,640       2,290     250,000       4,026       2,676    250,000        4,428       3,078    250,000
      3             9,930      5,393       4,043     250,000       6,151       4,801    250,000        6,975       5,625    250,000
      4            13,577      7,063       5,713     250,000       8,316       6,968    250,000        9,733       8,383    250,000
      5            17,406      8,670       7,313     250,000      10,539       9,189    250,000       12,743      11,393    250,000
      6            21,426     10,222       9,022     250,000      12,835      11,635    250,000       16,044      14,844    250,000
      7            25,647     11,730      10,830     250,000      15,216      14,316    250,000       19,677      18,777    250,000
      8            30,080     13,194      12,594     250,000      17,685      17,085    250,000       23,679      23,079    250,000
      9            34,734     14,609      14,309     250,000      20,243      19,943    250,000       28,085      27,785    250,000
     10            39,620     15,970      15,970     250,000      22,887      22,887    250,000       32,933      32,933    250,000

     15            67,972     24,381      24,381     250,000      40,600      40,600    250,000       69,638      69,638    250,000
     20           104,158     31,296      31,296     250,000      62,338      62,338    250,000      131,426     131,426    250,000
     25           150,340     34,903      34,903     250,000      88,307      88,307    250,000      236,009     236,009    369,526
     30           209,282     32,865      32,865     250,000     118,657     118,657    250,000      406,753     406,753    574,355


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.





                                           METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION

                                                            Single Life
                                              Male, Issue Age 45, Preferred Rate Class
                                $3,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                                                Assuming GUARANTEED Cost of Insurance

                                  HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                   INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             3,150        888           0     250,000         985           0    250,000        1,083           0    250,000
      2             6,458      2,223         873     250,000       2,500       1,150    250,000        2,790       1,440    250,000
      3             9,930      3,475       2,125     250,000       4,018       2,668    250,000        4,610       3,260    250,000
      4            13,577      4,640       3,290     250,000       5,535       4,185    250,000        6,552       5,202    250,000
      5            17,406      5,708       4,358     250,000       7,043       5,693    250,000        8,620       7,270    250,000
      6            21,426      6,679       5,479     250,000       8,536       7,336    250,000       10,826       9,626    250,000
      7            25,647      7,535       6,635     250,000       9,999       9,099    250,000       13,168      12,278    250,000
      8            30,080      8,263       7,663     250,000      11,413      10,813    250,000       15,648      15,048    250,000
      9            34,734      8,849       8,549     250,000      12,764      12,464    250,000       18,268      17,968    250,000
     10            39,620      9,274       9,274     250,000      14,028      14,028    250,000       21,026      21,026    250,000

     15            67,972     11,029      11,029     250,000      21,362      21,363    250,000       40,670      40,670    250,000
     20           104,158      5,565       5,565     250,000      23,281      23,281    250,000       67,248      67,248    250,000
     25           150,340          0           0           0      12,150      12,150    250,000      104,173     104,173    250,000
     30           209,282          0           0           0           0           0          0      160,480     160,480    250,000


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.






                                          METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION
                                                            Single Life
                                              Male, Issue Age 45, Preferred Rate Class
                                $3,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                                                Assuming GUARANTEED Cost of Insurance

                                  HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                   INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             3,150        882           0     250,882         979           0    250,979        1,077           0    251,077
      2             6,458      2,207         857     252,207       2,482       1,132    252,482        2,770       1,420    252,770
      3             9,930      3,443       2,093     253,443       3,981       2,631    253,981        4,567       3,217    254,567
      4            13,577      4,585       3,235     254,585       5,470       4,120    255,470        6,474       5,124    256,474
      5            17,406      5,625       4,275     255,625       6,939       5,589    256,939        8,491       7,141    258,491
      6            21,426      6,560       5,360     256,560       8,381       7,181    258,381       10,626       9,426    260,626
      7            25,647      7,373       6,473     257,373       9,778       8,878    259,778       12,871      11,971    262,871
      8            30,080      8,048       7,448     258,048      11,110      10,510    261,110       15,221      14,621    265,221
      9            34,734      8,574       8,274     258,574      12,357      12,057    262,357       17,672      17,372    267,672
     10            39,620      8,929       8,929     258,929      13,494      13,494    263,494       20,209      20,209    270,209

     15            67,972     10,139      10,139     260,139      19,643      19,643    269,643       37,364      37,364    287,364
     20           104,158      3,941       3,941     253,941      18,970      18,970    268,970       56,268      56,268    306,268
     25           150,340          0           0           0       3,676       3,676    253,676       71,432      71,432    321,432
     30           209,282          0           0           0           0           0          0       69,244      69,244    319,244


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.





                                         METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION

                                                            Single Life
                                              Male, Issue Age 45, Preferred Rate Class
                                $3,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                                                Assuming GUARANTEED Cost of Insurance

                                  HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                   INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             3,150        888           0     250,000         985           0    250,000        1,083           0    250,000
      2             6,458      2,223         873     250,000       2,500       1,150    250,000        2,790       1,440    250,000
      3             9,930      3,475       2,125     250,000       4,018       2,668    250,000        4,610       3,260    250,000
      4            13,577      4,640       3,290     250,000       5,535       4,185    250,000        6,552       5,202    250,000
      5            17,406      5,708       4,358     250,000       7,043       5,693    250,000        8,620       7,270    250,000
      6            21,426      6,679       5,479     250,000       8,536       7,336    250,000       10,826       9,626    250,000
      7            25,647      7,535       6,635     250,000       9,999       9,099    250,000       13,168      12,268    250,000
      8            30,080      8,263       7,663     250,000      11,413      10,864    250,000       15,648      15,048    250,000
      9            34,734      8,849       8,549     250,000      12,764      12,464    250,000       18,268      17,968    250,000
     10            39,620      9,274       9,274     250,000      14,028      14,028    250,000       21,026      21,026    250,000

     15            67,972     11,029      11,029     250,000      21,362      21,362    250,000       40,670      40,670    250,000
     20           104,158      5,565       5,565     250,000      23,281      23,281    250,000       67,248      67,248    250,000
     25           150,340          0           0           0      12,150      12,150    250,000      104,173     104,173    250,000
     30           209,282          0           0           0           0           0          0      160,480     160,480    250,000


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.



                                         METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION

                                                          Joint & Survivor
                                   Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
                                $5,000 Annual Premium Death Benefit Option A Face Amount of $250,000

                                                 Assuming CURRENT Cost of Insurance

                                  HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                   INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             5,250      3,223         973     250,000       3,456       1,206    250,000        3,689       1,439    250,000
      2            10,763      6,626       4,376     250,000       7,303       5,053    250,000        8,009       5,759    250,000
      3            16,551      9,976       7,726     250,000      11,322       9,072    250,000       12,783      10,533    250,000
      4            22,628     13,271      11,021     250,000      15,517      13,267    250,000       18,053      15,803    250,000
      5            29,010     16,506      14,256     250,000      19,893      17,643    250,000       23,870      21,620    250,000
      6            35,710     19,677      17,677     250,000      24,452      22,452    250,000       30,286      28,286    250,000
      7            42,746     22,778      21,278     250,000      29,194      27,694    250,000       37,358      35,858    250,000
      8            50,133     25,800      24,800     250,000      34,122      33,122    250,000       45,149      44,149    250,000
      9            57,889     28,730      28,230     250,000      39,229      38,729    250,000       53,724      53,224    250,000
     10            66,034     31,558      31,558     250,000      44,515      44,514    250,000       63,159      63,159    250,000

     15           113,287     49,437      49,437     250,000      80,558      80,588    250,000      135,553     135,553    250,000
     20           173,596     54,150      54,150     250,000     116,505     116,505    250,000      254,602     254,602    267,332
     25           250,567     30,993      30,993     250,000     149,315     149,315    250,000      459,153     459,153    482,110
     30           348,804          0           0           0     176,925     176,925    250,000      801,102     802,102    809,114


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.



                                         METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION

                                                          Joint & Survivor
                                   Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
                                $5,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                                                 Assuming CURRENT Cost of Insurance

                            HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                             INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             5,250      3,223         973     253,223       3,456       1,206    253,456        3,689       1,439    253,689
      2            10,763      6,625       4,375     256,625       7,302       5,052    257,302        8,008       5,758    258,008
      3            16,551      9,974       7,724     259,974      11,320       9,070    261,320       12,780      10,530    262,780
      4            22,628     13,266      11,016     263,266      15,512      13,262    265,512       18,047      15,797    268,047
      5            29,010     16,498      14,248     266,498      19,883      17,633    269,883       23,857      21,607    273,857
      6            35,710     19,663      17,663     269,663      24,433      22,433    274,433       30,262      28,262    280,262
      7            42,746     22,753      21,253     272,753      29,162      27,662    279,162       37,315      35,815    287,315
      8            50,133     25,759      24,759     275,759      34,066      33,066    284,066       45,073      44,073    295,073
      9            57,889     28,665      28,165     278,665      39,137      38,637    289,137       53,593      53,093    303,593
     10            66,034     31,456      31,456     281,456      44,365      44,365    294,365       62,940      62,940    312,940

     15           113,287     48,659      48,659     298,659      79,252      79,252    329,252      133,213     133,213    383,213
     20           173,596     48,952      48,952     298,952     105,493     105,493    355,493      230,736     230,736    481,736
     25           250,567     15,867      15,867     265,867     101,404     101,404    351,404      353,761     353,761    603,761
     30           348,804          0           0           0      30,551      30,551    280,551      486,816     486,816    736,816


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.


                                         METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION

                                                          Joint & Survivor
                                   Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
                                $5,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                                                 Assuming CURRENT Cost of Insurance

                                  HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                   INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             5,250      3,223         973     250,000       3,456       1,206    250,000        3,689       1,439    250,000
      2            10,763      6,626       4,376     250,000       7,303       5,053    250,000        8,009       5,759    250,000
      3            16,551      9,976       7,726     250,000      11,322       9,072    250,000       12,783      10,533    250,000
      4            22,628     13,271      11,021     250,000      15,517      13,267    250,000       18,053      15,803    250,000
      5            29,010     16,506      14,256     250,000      19,893      17,643    250,000       23,870      21,620    250,000
      6            35,710     19,677      17,677     250,000      24,452      22,452    250,000       30,286      28,286    250,000
      7            42,746     22,778      21,278     250,000      29,194      27,694    250,000       37,358      35,858    250,000
      8            50,133     25,800      24,800     250,000      34,122      33,122    250,000       45,149      44,149    250,000
      9            57,889     28,730      28,230     250,000      39,229      38,729    250,000       53,724      53,224    250,000
     10            66,034     31,558      31,558     250,000      44,514      44,514    250,000       63,159      63,159    250,000

     15           113,287     49,437      49,437     250,000      80,588      80,588    250,000      135,553     135,553    250,000
     20           173,596     54,150      54,150     250,000     116,505     116,505    250,000      252,779     252,779    317,915
     25           250,567     30,993      30,993     250,000     149,315     149,315    250,000      441,980     441,980    517,218
     30           348,804          0           0           0     176,925     176,925    250,000      738,662     738,662    815,808


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.




                                         METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION

                                                          Joint & Survivor
                                   Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
                                $5,000 Annual Premium Death Benefit Option A Face Amount of $250,000

                                                Assuming GUARANTEED Cost of Insurance

                                  HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                   INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             5,250      2,679         429     250,000       2,880         630    250,000        3,082         832    250,000
      2            10,763      5,880       3,630     250,000       6,485       4,235    250,000        7,116       4,866    250,000
      3            16,551      8,841       6,591     250,000      10,055       7,805    250,000       11,372       9,122    250,000
      4            22,628     11,529       9,279     250,000      13,554      11,304    250,000       15,839      13,589    250,000
      5            29,010     13,907      11,657     250,000      16,938      14,688    250,000       20,504      18,254    250,000
      6            35,710     15,926      13,926     250,000      20,152      18,152    250,000       25,340      23,340    250,000
      7            42,746     17,510      16,010     250,000      23,110      21,610    250,000       30,295      28,795    250,000
      8            50,133     18,598      17,598     250,000      25,741      24,741    250,000       35,334      34,334    250,000
      9            57,889     19,067      18,567     250,000      27,908      27,408    250,000       40,362      39,862    250,000
     10            66,034     18,784      18,784     250,000      29,459      29,459    250,000       45,275      45,275    250,000

     15           113,287      6,336       6,336     250,000      28,485      28,385    250,000       72,326      72,326    250,000
     20           173,596          0           0           0           0           0          0       78,859      78,859    250,000
     25           250,567          0           0           0           0           0          0            0           0          0
     30           348,804          0           0           0           0           0          0            0           0          0


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.





                                         METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION

                                                          Joint & Survivor
                                   Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
                                $5,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                                                Assuming GUARANTEED Cost of Insurance

                                  HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                   INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             5,250      2,678         428     252,678       2,879         629    252,879        3,081         831    253,081
      2            10,763      5,873       3,623     255,873       6,447       4,227    256,477        7,107       4,857    257,107
      3            16,551      8,817       6,567     258,817      10,028       7,778    260,028       11,340       9,090    261,340
      4            22,628     11,471       9,221     261,471      13,485      11,235    263,485       15,758      13,508    265,758
      5            29,010     13,789      11,539     263,789      16,794      14,544    266,794       20,327      18,077    270,327
      6            35,710     15,717      13,717     265,717      19,884      17,884    269,884       24,999      22,999    274,999
      7            42,746     17,165      15,665     267,165      22,651      21,151    272,661       29,687      28,187    279,687
      8            50,133     18,067      17,067     268,067      25,002      24,002    275,002       34,312      33,312    284,312
      9            57,889     18,288      17,788     268,288      26,772      26,272    276,772       38,718      38,218    288,718
     10            66,034     17,688      17,688     267,688      27,779      27,779    277,779       42,722      42,722    292,722

     15           113,287      2,848       2,848     252,869      20,653      20,653    270,653       56,265      56,265    306,265
     20           173,596          0           0           0           0           0          0       16,367      16,367    266,367
     25           250,567          0           0           0           0           0          0            0           0          0
     30           348,804          0           0           0           0           0          0            0           0          0


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.




                                         METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                     HYPOTHETICAL ILLUSTRATION

                                                          Joint & Survivor
                                   Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
                                $5,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                                                Assuming GUARANTEED Cost of Insurance

                                  HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                                   INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN

                 Premiums
              Accumulated
   End of           at 5%                   Cash                                Cash                                Cash
   Policy        Interest       Cash   Surrender       Death        Cash   Surrender      Death         Cash   Surrender      Death
    Year         Per Year      Value       Value     Benefit       Value       Value    Benefit        Value       Value    Benefit
    ----         --------      -----       -----     -------       -----       -----    -------        -----       -----    -------

      1             5,250      2,679         429     250,000       2,880         630    250,000        3,082         832    250,000
      2            10,763      5,880       3,630     250,000       6,485       4,235    250,000        7,116       4,866    250,000
      3            16,551      8,841       6,591     250,000      10,055       7,805    250,000       11,372       9,122    250,000
      4            22,628     11,529       9,279     250,000      13,554      11,304    250,000       15,839      13,589    250,000
      5            29,010     13,907      11,657     250,000      16,938      14,688    250,000       20,504      18,254    250,000
      6            35,710     15,926      13,926     250,000      20,152      18,152    250,000       25,340      23,340    250,000
      7            42,746     17,510      16,010     250,000      23,110      21,610    250,000       30,295      28,795    250,000
      8            50,133     18,598      17,598     250,000      25,741      24,741    250,000       35,334      34,334    250,000
      9            57,889     19,067      18,567     250,000      27,908      27,408    250,000       40,362      39,882    250,000
     10            66,034     18,784      18,784     250,000      29,459      29,459    250,000       45,275      45,275    250,000

     15           113,287      6,336       6,336     250,000      28,385      28,385    250,000       72,326      72,326    250,000
     20           173,596          0           0           0           0           0          0       78,859      78,859    250,000
     25           250,567          0           0           0           0           0          0            0           0          0
     30           348,804          0           0           0           0           0          0            0           0          0


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
    PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
    INVESTMENT RESULTS. THE DEATH BENEFIT, Accumulation Account Value AND CASH
    SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING
    UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS
    HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
    OVER ANY PERIOD OF TIME.


                                   APPENDIX B


PARTICIPATING INVESTMENT FUNDS

Below are the investment objectives of each Investment Fund available under the Policy. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS A):

Met Investors Series Trust is managed by Met Investors Advisory Corp. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following Class A portfolios are available under the
Policy:

Met/AIM Mid Cap Core Equity Portfolio

Investment Objective: The Met/AIM Mid Cap Equity Portfolio seeks long-term growth of capital.

Met/AIM Small Cap Growth Portfolio

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

Janus Aggressive Growth Portfolio

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income  Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

MFS Research International Portfolio

Investment Objective: The MFS Research International Portfolio seeks capital appreciation.

MFS Mid Cap Growth Portfolio

Investment Objective: The MFS Mid Cap Growth Portfolio seeks long-term growth of capital.

Oppenheimer Capital Appreciation Portfolio

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO Innovation Portfolio

Investment Objective: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO Total Return Portfolio

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIMCO Money Market Portfolio

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. An investment in teh Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

Met/Putnam Research Portfolio

Investment   Objective:   The  Met/Putnam   Research   Portfolio  seeks  capital
appreciation.


State Street Research Concentrated International Portfolio

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests at least 65% of total assets in a limited number of foreign stocks and other securities, including common and preferred stocks, convertible securities, warrants and depositary receipts.

Third Avenue Small Cap Value Portfolio

Investment Objective: The Third Avenue Small Cap Value Portfolio seeks to achieve its investment objective by acquiring common stocks of well-financed small companies at a substantial discount to what the portfolio's investment adviser thinks is their true value. Under normal circumstances, the Portfolio's expects to invest at least 80% of its assets in equity securities of small companies.

METROPOLITAN SERIES FUND, INC. (Class A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class A portfolio is available under the Policy:

MetLife Stock Index Portfolio

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

NEW ENGLAND ZENITH FUND (Class A)

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the Policy:

Davis Venture Value Series

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.

Harris Oakmark Mid Cap Value Series

Investment Objective: The investment objective of the Harris Oakmark Mid Cap Value Series is long-term capital appreciation.

Jennison Growth Series

Investment Objective:   The investment objective of the Jennison Growth Series
is long-term growth of capital.


                                     PART II

                           UNDERTAKING TO FILE REPORTS

     a. Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority confined in that section.


     b. Pursuant to Investment Company Act Section 26(f), MetLife Investors Insurance Company of California ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgements, fines, settlements, and other amounts incurred in connection with and proceeding or threatened proceeding brought against such directors or officers in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California Law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling person of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the papers and documents:

     The facing sheet

     The Prospectus consisting of __ pages.

     Undertakings to file reports.

     The signatures.

     The following exhibits.

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.


   1.       Resolution of the Board of Directors of the Company*
   2.       Not Applicable
   3.a      Form of Principal Underwriter's Agreement *****
   3.b.i    Form of Selling Agreement
   3.b.ii   Amendment to Selling Agreement
   3.c      Schedules of Commissions
   4.       Not Applicable
   5.a.i    Flexible Premium Joint and Last Survivor Variable Life Insurance
            Policy ++
   5.a.ii   Waiver of Specified Premium Rider ++
   5.a.iii  Anniversary Partial Withdrawal Rider ++
   5.a.iv   Estate Preservation Term Rider ++
   5.a.v    Joint Supplemental Coverage Rider ++
   5.a.vi   Lifetime Coverage Rider ++
   5.a.vii  Secondary Guarantee Rider ++
   5.a.viii Divorce Split Policy Option Rider ++
   5.a.ix   Endorsement (Name Change)*****
   5.b.i    Flexible Premium Variable Life Insurance Policy +++
   5.b.ii   Accelerated Benefit Rider +++
   5.b.iii  Anniversary Partial Withdrawal Rider +++
   5.b.iv   Guaranteed Survivor Plus Purchase Option Rider +++
   5.b.v    Lifetime Coverage Rider +++
   5.b.vi   Secondary Guarantee Rider +++
   5.b.vii  Supplemental Coverage Rider +++
   5.b.xiii Waiver of Monthly Deduction Rider +++
   5.b.ix   Waiver of Specified Premium Rider +++
   6.a.     Articles of Incorporation of the Company**
   6.b.     Bylaws of the Company**
   7.       Not Applicable
   8.       Not Applicable
   9.a.     Form of Participation Agreement between MetLife Investors Insurance
            Company and Met Investors Series Trust
   9.b.     Form of Participation Agreement between MetLife Investors Insurance
            Company and Metropolitan Series Fund, Inc.
   9.c.     Form of Participation Agreement between MetLife Investors Insurance
            Company and New England Zenith Fund
   10.a     Application Forms - Joint and Last Survivor Policy++
   10.b     Application Forms - Flexible Premium Variable Life Insurance
            Policy +++
   11.a     Powers of Attorney ***
   11.b     Power of Attorney - S. Buffum #

B.          Opinion and Consent of Counsel

C.          Consent of Actuary

D.          Consents of Independent Auditors


* Incorporated by reference to initial Form S-6 electronically filed on October 9, 1997 (File No. 333-83203)

** Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (File No. 333-37559) electronically filed on November 13, 1997

++   Incorporated   by   reference   to  Form  S-6  (File  No.   333-83203)   as
     electronically filed on July 19, 1999.

+++  Incorporated   by   reference   to  Form  S-6  (File  No.   333-83183)   as
     electronically filed on July 19, 1999.

*****Incorporated  by reference to  Post-Effective  Amendment No. 4 to Form S-6,
     (File No. 333-83203) as electronically filed on April 26, 2001.

***  Incorporated   by   reference   to  Form  S-6  (File  No.   333-69852)   as
     electronically filed on September 21, 2001.

# Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (File No. 333-69852) as electronically filed on December 20, 2001.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach and State of California on this 30th day of April, 2002.


                                 METLIFE INVESTORS  VARIABLE  LIFE  ACCOUNT  ONE
                                   Registrant

                                 By:  METLIFE INVESTORS INSURANCE  COMPANY


                                 By: /s/JAMES A. SHEPHERDSON III
                                    --------------------------------------------
                                    James A. Shepherdson III
                                    Co-Chairman of the Board, Co-Chief Executive
                                    Officer, Co-President and Director


As required by the Securities Act of 1933, MetLife Investors Insurance Company certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach and State of California on the 30th day of April, 2002.



                                      METLIFE INVESTORS INSURANCE COMPANY



                                 By: /s/JAMES A. SHEPERDSON III
                                    --------------------------------------------
                                    James A. Shepherdson III
                                    Co-Chairman of the Board, Co-Chief Executive
                                    Officer, Co-President and Director


Attest:


/s/RICHARD C. PEARSON
-----------------------


Secretary
----------------------
Title


As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



Gregory P. Brakovich*                                                          4/30/02
-------------------------    Co-Chairman of the Board, Co-Chief Executive      --------
Gregory P. Brakovich         Officer, Co-President and Director                Date

/s/JAMES A. SHEPERDSON III                                                     4/30/02
-------------------------    Co-Chairman of the Board, Co-Chief Executive      --------
James A. Shepherdson III     Officer, Co-President and Director                Date


/s/ROBERT MARK BRANDENBERGER                                                   4/30/02
---------------------------- Executive Vice President, Chief Financial         --------
Robert Mark Brandenberger    Officer (Principal Accounting Officer)            Date


                                                                               4/30/02
-------------------------    Director                                          --------
Mary Ann Brown                                                                 Date


/s/RICHARD C. PEARSON                                                          4/30/02
--------------------------   Director                                          --------
Richard C. Pearson                                                             Date



/s/Susan A. Buffum*                                                           4/30/02
---------------------------  Director                                         --------
Susan A. Buffum                                                                Date


                                                                               4/30/02
--------------------------   Director                                          --------
David Y. Rogers                                                                Date


Philip D. Meserve*                                                             4/30/02
--------------------------   Director                                          --------
Philip D. Meserve                                                              Date


                                                                               4/30/02
--------------------------   Director                                          --------
Peter M. Schwarz                                                               Date



Michael R. Fanning*                                                            4/30/02
--------------------------- Director                                           --------
Michael R. Fanning                                                             Date

                                    *By: /s/RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-Fact



                                INDEX TO EXHIBITS

Index No.
EX-99.A.3.b.i         Form of Selling Agreement
EX-99.A.3.b.ii        Amendment to Selling Agreement
EX-99.A.3.c.          Schedules of Commissions
EX-99.A.9.a.          Form of Participation Agreement between MetLife Investors
                      Insurance Company and Met Investors Series Trust
EX-99.A.9.b.          Form of Participation Agreement between MetLife Investors
                      Insurance Company and Metropolitan Series Fund, Inc.
EX-99.A.9.c.          Form of Participation Agreement between MetLife Investors
                      Insurance Company and New England Zenith Fund
EX-99.A.11.b          Power of Attorney - S. Buffum
EX-99.B.              Opinion and Consent of Counsel
EX-99.C.              Consent of Actuary
EX-99.D.              Consents of Independent Auditors


                   EX-99.A3.b.i